DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Jun. 30, 2012
Entity Registrant Name	NOAH EDUCATION HOLDINGS LTD.
Entity Central Index Key	0001411825
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	NED
Entity Common Stock, Shares Outstanding	37,631,782
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No

CONSOLIDATED BALANCE SHEETS	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY
Assets
Cash and cash equivalents	$ 78,982,001	501,772,653	$ 63,887,093	405,874,701
Short-term bank deposits	0	0		32,000,000
investments	3,227,364	20,503,441		50,003,441
Accounts receivable, net of allowance of doubtful debts of nil and RMB583,753 as of June 30, 2011 and 2012, respectively	118,189	750,854		1,668,007
Related party receivables	0	0		47,532,200
Inventories	858,147	5,451,811		6,197,967
Prepaid expenses and other current assets	3,116,381	19,798,366		12,583,468
Total current assets	86,302,082	548,277,125		555,859,784
Investments	2,795,754	17,761,427		12,943,200
Property, plant and equipment, net	29,037,874	184,477,616		171,920,948
Intangible assets, net	10,831,951	68,815,388		39,019,235
Goodwill	8,931,027	56,738,812		103,025,561
Deposits for acquisitions of subsidiaries	0	0		4,000,000
Deposits for property, plant and equipment	97,359	618,519		743,243
Deferred tax assets	47,038	298,831		0
Total assets	138,043,085	876,987,718		887,511,971
Liabilities and Shareholders' Equity
Accounts payables (including accounts payables of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB2,787,205 and RMB1,704,882 as of June 30, 2011 and 2012, respectively)	279,957	1,778,569		2,835,594
Other payables and accruals (including other payables, accruals of the consolidated VIEs without recourse to the Company of RMB7,188,735 and RMB11,543,149 as of June 30, 2011 and 2012, respectively)	4,395,623	27,925,392		34,236,817
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Company of RMB224,523 and RMB427,071 as of June 30, 2011 and 2012, respectively)	67,960	431,748		227,516
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Company of RMB3,597,881 and RMB7,030,809 as of June 30, 2011 and 2012, respectively)	2,237,964	14,217,785		5,732,080
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of RMB7,210,725 and RMB13,020,663 as of June 30, 2011 and 2012, respectively)	4,424,050	28,105,992		20,420,720
Contingent consideration payable	1,144,709	7,272,337		0
Total current liabilities	12,550,263	79,731,823		63,452,727
Non-current liabilities
Deferred tax liabilities	1,194,069	7,585,920		4,589,541
Deferred revenue	608,308	3,864,580		5,327,152
Other liabilities	173,588	1,102,801		0
Total non-current liabilities	1,975,965	12,553,301		9,916,693
Total liabilities	14,526,228	92,285,124		73,369,420
Commitments and contingencies
Shareholders' Equity
Ordinary Shares, US$0.00005 par value; 1,000,000,000 shares authorized as of June 30, 2011 and 2012; 36,427,851 and 36,569,866 shares issued and outstanding as of June 30, 2011 and 2012, respectively	2,336	14,843		14,799
Additional paid-in capital	164,782,560	1,046,863,605		1,042,785,726
Accumulated other comprehensive loss	(19,524,510)	(124,039,206)		(119,328,924)
Accumulated losses	(32,720,062)	(207,870,563)		(154,312,678)
Total Noah Education Holdings Ltd. shareholders' equity	112,540,324	714,968,679		769,158,923
Non-controlling interests	10,976,533	69,733,915		44,983,628
Total equity	123,516,857	784,702,594	119,000,376	814,142,551
Total liabilities and shareholders' equity	$ 138,043,085	876,987,718		887,511,971

CONSOLIDATED BALANCE SHEETS [Parenthetical]	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY
Accounts receivables, allowance of doubtful debts	583,753	$ 0	0
Accounts Payables Of Consolidated Variable Interest Entities Without Recourse To Parent	1,704,882		2,787,205
Other payables, accruals of the consolidated VIEs without recourse to Noah	11,543,149		7,188,735
Advance from customers of the consolidated VIEs without recourse to Noah	427,071		224,523
Income tax payables of the consolidated VIEs without recourse to Noah	7,030,809		3,597,881
Deferred revenue of the consolidated VIEs without recourse to Noah	13,020,663		7,210,725
Ordinary shares, par value (in dollars per share)		$ 0.00005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	36,569,866	36,427,851	36,427,851
Ordinary shares, shares outstanding	36,569,866	36,427,851	36,427,851

CONSOLIDATED STATEMENTS OF INCOME	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Continuing operations
Net revenue	$ 25,660,683	163,022,321	93,474,859	39,897,671
Cost of revenue	(13,596,315)	(86,377,388)	(43,325,518)	(18,493,517)
Gross profit	12,064,368	76,644,933	50,149,341	21,404,154
Research and development expenditures	(488,457)	(3,103,168)	(2,212,193)	(1,878,735)
Selling and marketing expenses	(959,623)	(6,096,483)	(3,979,909)	(3,390,773)
General and administrative expenses	(13,651,080)	(86,725,310)	(65,468,504)	(42,170,339)
Other operating expenses	(324,107)	(2,059,054)	(10,571,986)	(2,861,943)
Impairment loss on goodwill	(9,034,136)	(57,393,867)	0	0
Other operating income	2,746,186	17,446,516	5,512,172	278,595
Operating loss	(9,646,849)	(61,286,433)	(26,571,079)	(28,619,041)
Impairment loss on investment	(127,384)	(809,270)	(4,409,508)	0
Interest income	220,723	1,402,253	1,880,147	9,134,152
Investment income	2,940,802	18,682,916	11,022,226	2,823,770
Other non-operating income (expenses)	749,621	4,762,338	(1,179,859)	5,962,349
Loss before income tax	(5,863,087)	(37,248,196)	(19,258,073)	(10,698,770)
Income tax expenses	(1,641,807)	(10,430,402)	(6,219,458)	(164,400)
Net loss from continuing operations	(7,504,894)	(47,678,598)	(25,477,531)	(10,863,170)
Net income (loss) from discontinued operations	0	0	(382,515,241)	16,522,995
Net income (loss)	(7,504,894)	(47,678,598)	(407,992,772)	5,659,825
Less: net income attributable to non-controlling interest	(925,435)	(5,879,287)	(3,344,272)	0
Net income (loss) attributable to the Noah Education Holdings Ltd. shareholders	$ (8,430,329)	(53,557,885)	(411,337,044)	5,659,825
Net income (loss) per share
Basic	$ (0.23)	(1.47)	(11.16)	0.15
Diluted	$ (0.23)	(1.47)	(11.16)	0.15
From continuing operations
Basic	$ (0.23)	(1.47)	(0.78)	(0.28)
Diluted	$ (0.23)	(1.47)	(0.78)	(0.28)
From discontinued operation
Basic	$ 0	0	(10.38)	0.43
Diluted	$ 0	0	(10.38)	0.42
Weighted average ordinary shares outstanding
Basic	36,519,353	36,519,353	36,856,451	38,327,047
Diluted	36,588,077	36,588,077	37,091,472	39,201,389

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME	Common Stock [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] USD ($)	Common Stock [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] CNY	Common Stock [Member] USD ($)	Common Stock [Member] CNY	Additional Paid-In Capital [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] USD ($)	Additional Paid-In Capital [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] CNY	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Retained Earnings [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] USD ($)	Retained Earnings [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Noncontrolling Interest [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] USD ($)	Noncontrolling Interest [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] CNY	Noncontrolling Interest [Member] Comprehensive Income [Member] USD ($)	Noncontrolling Interest [Member] Comprehensive Income [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY	Attributable To Noah Education Holding Ltd Shareholder [Member] Comprehensive Income [Member] USD ($)	Attributable To Noah Education Holding Ltd Shareholder [Member] Comprehensive Income [Member] CNY	Comprehensive Income [Member] USD ($)	Comprehensive Income [Member] CNY	Total USD ($)	Total CNY
Balance at Jun. 30, 2009		14,504		14,504		1,029,778,033		1,029,778,033		(93,632,438)		(93,632,438)		250,934,118		250,934,118		0				0				0		1,187,094,217
Balance (in shares) at Jun. 30, 2009		35,589,120		35,589,120
Issue of shares (note 13)		905				37,384,095				0				0				0										37,385,000
Issue of shares (note 13) (in shares)		2,647,743
Share repurchase (note 13)		(477)				(38,698,132)				0				0				0										(38,698,609)
Share repurchase (note 13) (in shares)		(1,394,300)
Exercise of share options		263				10,506,239				0				0				0										10,506,502
Exercise of share options (in shares)		771,138																										771,138
Net income (loss)		0				0				0				5,659,825				0		0				5,659,825		(5,659,825)		5,659,825
Share-based compensation		0				10,395,821				0				0				0										10,395,821
Cumulative translation adjustment, net of tax		0				0				(4,714,440)				0				0		0				(4,714,440)		(4,714,440)		(4,714,440)
Unrealized gain loss on available-for-sale investment, net of tax		0				0				9,395,254				0				0		0				9,395,254		9,395,254		9,395,254
Dividend paid to non-controlling shareholders																												0
Balance at Jun. 30, 2010		15,195		15,195		1,049,366,056		1,049,366,056		(88,951,624)		(88,951,624)		256,593,943		256,593,943		0		0		0		10,340,639		10,340,639		1,217,023,570
Balance (in shares) at Jun. 30, 2010		37,613,701		37,613,701
Issue of shares as employee compensation		49				2,429,120				0				0				0										2,429,169
Stock Issued During Period, Shares, Share-based Compensation, Gross		150,000
Share repurchase (note 13)		(458)				(18,404,391)				0				0				0										(18,404,849)
Share repurchase (note 13) (in shares)		(1,375,478)
Exercise of share options		13				386,445				0				0				0										386,458
Exercise of share options (in shares)		39,628																										39,628
Net income (loss)		0				0				0				(411,337,044)				3,344,272		3,344,272				(411,337,044)		(407,992,772)		(407,992,772)
Share-based compensation		0				9,008,496				0				0				0										11,437,616
Cumulative translation adjustment, net of tax		0				0				(36,155,598)				0				0		0				(36,155,598)		(36,155,598)		(36,155,598)
Unrealized gain loss on available-for-sale investment, net of tax		0				0				(12,523,254)				0				0		0				(12,523,254)		(12,523,254)		(12,523,254)
Disposal of subsidiaries		0				0				18,301,552		18,301,552		0				0		0				18,301,552		18,301,552		18,301,552
Acquisition of subsidiaries		0				0				0				430,423				41,639,356										42,069,779
Dividend paid to non-controlling shareholders																												0
Balance at Jun. 30, 2011		14,799	2,290	14,799		1,042,785,726	161,334,529	1,042,785,726		(119,328,924)	(18,461,967)	(119,328,924)		(154,312,678)	(23,874,476)	(154,312,678)		44,983,628		3,344,272	6,959,639	44,983,628		(441,714,344)	(67,822,398)	(438,370,072)	119,000,376	814,142,551
Balance (in shares) at Jun. 30, 2011		36,427,851	36,427,851
Share repurchase (note 13)		(9)				(254,502)				0				0				0										(254,511)
Share repurchase (note 13) (in shares)		(26,195)
Exercise of share options		53				1,572,375				0				0				0										1,572,428
Exercise of share options (in shares)		168,210																									168,210
Net income (loss)		0	0			0				0				(53,557,885)				5,879,287		5,879,287		5,879,287,000		(53,557,885)		(47,678,598)	(7,504,894)	(47,678,598)
Share-based compensation		0	0			2,760,006				0				0				0									434,441	2,760,006
Cumulative translation adjustment, net of tax		0	0			0				(3,899,857)				0				0		0				(3,899,857)		(3,899,857)		(3,899,857)
Unrealized gain loss on available-for-sale investment, net of tax		0	0			0				(810,425)				0				0						(810,425)		(810,425)		(810,425)
Acquisition of subsidiaries		0	0			0				0				0				19,821,000						(810,425)		(810,425)		19,821,000
Dividend paid to non-controlling shareholders		0				0				0				0				(950,000)									(149,536)	(950,000)
Balance at Jun. 30, 2012	$ 164,782,560	14,843	$ 2,336	14,843	$ 164,782,560	1,046,863,605	$ 164,782,560	1,046,863,605	$ (19,524,509)	(124,039,206)	$ (19,524,509)	(124,039,206)	$ (32,720,063)	(207,870,563)	$ (19,524,509)	(208,062,771)	$ 10,976,533	69,733,915	$ 925,435	5,879,287	$ 10,976,533	69,733,915	$ (9,171,756)	(58,268,167)	$ (8,246,321)	(52,388,880)	$ 123,516,857	784,702,594
Balance (in shares) at Jun. 30, 2012	36,569,866		36,569,866

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Little New Star [Member] USD ($)	Jun. 30, 2012 Little New Star [Member] CNY	Jun. 30, 2011 Little New Star [Member] CNY	Jun. 30, 2010 Little New Star [Member] CNY	Jun. 30, 2012 Wentai Education Group [Member] USD ($)	Jun. 30, 2012 Wentai Education Group [Member] CNY	Jun. 30, 2011 Wentai Education Group [Member] USD ($)	Jun. 30, 2011 Wentai Education Group [Member] CNY	Jun. 30, 2010 Wentai Education Group [Member] CNY	Jun. 30, 2012 Yuanbo Education Group [Member] USD ($)	Jun. 30, 2012 Yuanbo Education Group [Member] CNY	Jun. 30, 2011 Yuanbo Education Group [Member] CNY	Jun. 30, 2010 Yuanbo Education Group [Member] CNY
Cash flows from operating activities:
Net income (loss)	$ (7,504,894)	(47,678,598)	(407,992,772)	5,659,825
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of intangible assets	740,414	4,703,847	8,268,550	6,895,938
Depreciation of property, plant and equipment	3,655,342	23,222,390	17,244,752	10,827,312
Allowance for doubtful debts (net)	91,886	583,753	162,710,320	21,262,662
Write-down of excess and obsolete inventories	0	0	84,504,513	9,667,136
Loss on disposal of property, plant and equipment	9,507	60,395	1,327,093	696,290
Impairment loss on intangible assets	472,218	3,000,000	942,678	264,227
Impairment loss on goodwill	9,034,136	57,393,867	0	0
Share-based compensation	434,441	2,760,006	11,437,616	10,395,821
Gain on trading investments, net	0	0	(653,861)	(868,255)
Gain on disposal of Electronic Learning Products ("ELP") business (note 11)	0	0	(11,936,125)	0
Impairment loss on other investment (note 4)	297,540	1,890,270	4,409,508	0
Change in fair value of contingent consideration payable (note 10)	(9,234)	(58,665)	0	0
Gain on disposal of a subsidiary	(47,537)	(302,004)	0	0
Changes in current assets and liabilities:
Trading investments	0	0	6,147,040	3,354,018
Accounts receivable	52,479	333,400	111,403,206	(158,332,518)
Related party receivables	0	0	165,218	190,423
Inventories	105,698	671,497	26,858,112	(399,894)
Prepaid expenses and other current assets	(936,958)	(5,952,494)	39,486,852	187,521
Deferred tax assets	30,702	195,050	2,189,542	808,067
Accounts payables	(166,382)	(1,057,025)	(63,378,727)	(5,572,429)
Other payables and accruals	(1,573,432)	(9,996,010)	(26,721,883)	(14,806,402)
Advances from customers	32,147	204,232	1,174,529	2,831,761
Deferred revenue	996,629	6,331,587	750,752	4,449,056
Income tax payables	1,335,700	8,485,705	5,420,618	(564,214)
Deferred tax liabilities	(247,564)	(1,572,771)	(167,801)	(1,071,396)
Net cash provided by (used in) operating activities	6,802,838	43,218,432	(26,410,270)	(104,125,051)
Cash flows from investing activities:
Acquisition of property, plant and equipment	(4,271,957)	(27,139,743)	(18,132,076)	(20,361,429)
Acquisition of intangible assets	0	0	(3,631,976)	(7,825,000)
Acquisition of the Little New Star Education Group (note 10)	0	0	0	(4,485,215)
Acquisition of the Wentai Education Group (note 10)	(109,808)	(697,611)	(35,283,311)	0
Acquisition of Yuanbo Education Group (note 10)	(3,950,427)	(25,097,061)	0	0
Settlement of related party receivables	7,481,851	47,532,200	0	0
Disposal of ELP business (note 11)	0	0	28,041,081	0
Disposal of a subsidiary	(44,137)	(280,403)	0	0
Deposits for acquisitions of subsidiaries	0	0	(4,000,000)	(4,200,000)
Purchase of held-to-maturity investments	0	0	(44,000,000)	0
Redemption of held-to-maturity investments	4,643,476	29,500,000	0	0
Increase in investments	0	0	0	(20,480,700)
Decrease in short-term bank deposits	5,036,990	32,000,000	28,000,000	214,200,000
Net cash provided by (used in) investing activities	8,785,988	55,817,382	(49,006,282)	156,847,656
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	0	0	49	0
Proceeds from exercise of shares options	247,510	1,572,428	386,458	10,506,502
Shares repurchase	(40,062)	(254,511)	(18,404,849)	(38,698,609)
Dividend paid to non-controlling shareholders	(149,536)	(950,000)	0	0
Repayment of short term borrowings	0	0	(1,500,000)	(7,000,000)
Net cash provided by (used in) financing activities	57,912	367,917	(19,518,342)	(35,192,107)
Net increase (decrease) in cash and cash equivalents	15,646,738	99,403,731	(94,934,894)	17,530,498
Effect of exchange rate changes on cash and cash equivalents	(551,830)	(3,505,779)	(5,917,929)	(4,714,440)
Cash and cash equivalents at the beginning of year	63,887,093	405,874,701	506,727,524	493,911,466
Cash and cash equivalents at the end of year	78,982,001	501,772,653	405,874,701	506,727,524
Supplemental disclosure of cash flow information:
Income tax (refund) paid	523,888	3,328,263	513,598	(803,368)
Non-cash investing and financing activities:
Acquisition of LNS through issue of shares	0	0	0	37,385,000
Acquisition of LNS through settlement of deposits paid	0	0	0	21,581,952	0	0	0	21,581,952	0	0	649,803	4,200,000	0
Acquisition of Wentai Education Group through settlement of deposits paid	0	0	4,200,000	0										0	4,000,000	0	0
Acquisition of Yuanbo Education Group through settlement of deposit paid	$ 629,624	4,000,000	0	0

Company information	12 Months Ended
Jun. 30, 2012
Company Information [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Company information

Noah Education Holdings Ltd. (the "Company"), its subsidiaries and variable interest entities ("VIEs") (hereinafter collectively referred to as the "Group") is engaged in the business of providing kindergarten education, primary and secondary education, and after-class English language learning service in the People's Republic of China (the "PRC").

Before June 8, 2011, the Group was also engaged in Electronic Learning Products ("ELP") business, which provided interactive electronic educational materials, developing and providing content targeting primarily Chinese elementary, middle and high school students in the PRC with content focused on interactive, multimedia learning materials that complement the Chinese national and local school curricula, covering subjects such as English, Chinese, physics, chemistry, geography and history. Such ELP business was discontinued with effect from June 8, 2011 (See note 11).

VIE arrangements

Current PRC laws and regulations place certain restrictions on foreign investment in and ownership of online operations and primary and secondary educational services business. Accordingly, the Group conducts its operations in China principally through contractual arrangements among its PRC subsidiaries, two PRC affiliated entities and the equity shareholders of these PRC affiliated entities, who are PRC nationals. The contractual arrangements include a series of contracts entered into between the Group's PRC subsidiaries and the equity shareholders of these PRC affiliated entities, including loan agreements, equity pledge agreements, irrevocable powers of attorney, exclusive purchase option agreements, software development and maintenance agreement, technology supporting and consulting, service agreements, operation and management agreement and content providing agreement. Through these contractual arrangements, the Group is entitled to: (1) receive service fees from the subsidiaries of these PRC affiliated entities; (2) exercise all of the voting powers of the owners of these PRC affiliated entities; (3) receive dividends declared by these PRC affiliated entities and their subsidiaries and (4) acquire all the equity interests of these PRC affiliated entities and their subsidiaries once PRC laws permit. As the Company is the sole primary beneficiary of these VIEs, the Company consolidates them into its consolidated financial statements.

To comply with PRC laws and regulations relating to foreign ownership restrictions, the Group currently conducts its primary and secondary education services business and online operations in China through contractual arrangements with Shenzhen Wentai Investment Co., Ltd. ("Wentai Investment") and Changsha Leisen Education Software Co., Ltd. ("Leisen Education"), respectively, (collectively referred as the "Two PRC Affiliated Entities") and the equity holders of the Two PRC Affiliated Entities, who are PRC nationals. To provide the Company effective control over the Two PRC Affiliated Entities, and the ability to receive substantially all of the economic benefits of the Two PRC Affiliated Entities and their subsidiaries, a series of contractual arrangements were entered between Leisen Education, Wentai Investment and their respective direct equity holders.

Contractual arrangements with Leisen Education and its Shareholders

The Company's relationships with Leisen Education and its shareholders are governed by a series of contractual arrangements. Under PRC laws, each of Leisen Education and Changsha Little New Star Animation Digital Technology Co., Ltd ("Animation Digital") is an independent legal person and neither of them is exposed to liabilities incurred by the other party. Other than pursuant to the contractual arrangements between Leisen Education and Animation Digital, Leisen Education does not transfer any other funds generated from its operations to Animation Digital.

Agreements that provide effective control over Leisen Education

Equity Pledge Agreement. Pursuant to the equity pledge agreement between Animation Digital and Mr. Dong Xu, the shareholder of Leisen Education, who pledged all of his equity interest in Leisen Education to Animation Digital to guarantee the performance of Leisen Education's obligations under the software development and maintenance agreement, the exclusive technology supporting and consulting service agreement and the content providing agreement. If Leisen Education or Mr. Dong Xu breaches its respective contractual obligations, Animation Digital, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Mr. Dong Xu agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on his equity interest in Leisen Education without the prior written consent of Animation Digital.

Option Agreement. Under the option agreement between Mr. Dong Xu and Animation Digital, Mr. Dong Xu irrevocably granted Animation Digital or its designated person an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Leisen Education within ten years upon the effectiveness of the option agreement. The exercise price for purchasing all of the share capital of Leisen Education is RMB2.8 million which is equal to the loan granted to Mr. Xu by Animation Digital. Animation Digital may exercise the option at any time or times at its sole discretion. Without Animation Digital's prior written consent, Mr. Dong Xu shall not transfer or otherwise dispose of any equity interests in Leisen Education or allow Leisen Education to declare any dividends. The Option Agreement shall not be unilaterally terminated without Animation Digital's prior consent.

Loan Agreement. Pursuant to the loan agreement between Animation Digital and Mr. Dong Xu, Animation Digital agreed to grant a loan of RMB2.8 million to Mr. Dong Xu for his investment in the share capital of Leisen Education. Mr. Dong Xu is not required to make any interest payment to Animation Digital. Without Animation Digital's prior consent, Mr. Dong Xu shall not pledge his equity interests in Leisen Education to any third party. Mr. Dong Xu agreed to repay the loan upon the receipt of the repayment notification of Animation Digital at any time. The loan can be repaid only with the proceeds from transfer of the Mr. Dong Xu’s equity interest in Leisen Education to Animation Digital.

Power of Attorney. Mr. Dong Xu, the sole shareholder of Leisen Education, has executed a power of attorney to any person designated by Animation Digital to irrevocably authorize such person to vote as his attorney-in-fact on all of the matters of Leisen Education requiring shareholder approval. The term of each of this power of attorney is ten years from the date thereof.

Agreements that transfer economic benefits to the Company

Software Development and Maintenance Agreement. Pursuant to the software development and maintenance agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to develop software related to the website owned and operated by Leisen Education, and to provide subsequent software maintenance and management services to Leisen Education. The software developed by Animation Digital thereunder remains the property of Animation Digital, but is exclusively licensed to Leisen Education. Leisen Education agrees to pay annual service fees of 40% of its total annual operating revenue to us. The term of this agreement is ten years from the date thereof and will be automatically renewed for one year if no party puts forward written objection in the term.

Exclusive Technology Supporting and Consulting Service Agreement. Pursuant to the exclusive technology supporting and consulting service agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to provide to Leisen Education technology supporting and consulting services related to the business operations of Leisen Education. Any and all intellectual property created by Animation Digital in connection with services provided to Leisen Education under the agreement remains the property of Animation Digital. Leisen Education agrees to pay annual service fees of 40% of its total annual operating revenue to us. The term of this agreement is ten years from the date thereof and will be automatically renewed for one year if no party puts forward written objection in the term.

Content Providing Agreement. Pursuant to the content providing agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to provide to Leisen Education the content needed for the website owned and operated by Leisen Education. Any and all intellectual properties created by Animation Digital in connection with services provided to Leisen Education under the agreement remains the property of Animation Digital. Leisen Education agrees to pay annual service fees of 10% of its total annual revenue to the Company. Leisen Education agrees to pay annual service fees of 10% of its total annual operating revenue to us. The term of this agreement is ten years from the date thereof and will be automatically renewed for one year if no party puts forward written objection in the term.

Contractual arrangements with Wentai Investment and its Shareholders

The Company's relationships with Wentai Investment and its shareholders are governed by a series of contractual arrangements. Under PRC laws, each of the shareholder of Wentai Investment and Shenzhen Wentai Education Industry Development Co., Ltd. ("Wentai Education") is an independent legal person and neither of them is exposed to liabilities incurred by the other party. Other than pursuant to the contractual arrangements between Wentai Investment and Wentai Education, Wentai Investment does not transfer any other funds generated from its operations to Wentai Education.

Agreements that provide effective control over Wentai Investment

Equity Pledge Agreement. Pursuant to the equity pledge agreement dated April 23, 2010 between Wentai Education and the shareholders of Wentai Investment, namely Mr. Dong Xu and Mr. Qicai Du, each shareholder pledged all of his equity interest in Wentai Investment to Wentai Education to guarantee the performance of service agreements by Wentai Investment and its schools that they had entered into with Wentai Education. Separately, Wentai Education has entered into an equity pledge agreement with Wentai Investment on April 23, 2010, pursuant to which Wentai Investment pledged all of its 67% equity interest in Guangzhou Zhongda Foundation Education Investment Management Co., Ltd. ("Zhongda Foundation") to Wentai Education for the same purpose. If Wentai Investment or any of its shareholders breaches its respective contractual obligations under the equity pledge agreements, Wentai Education, as pledgee, will be entitled to certain rights, including the right to dispose of the pledged equity interests. Wentai Investment and its shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in Zhongda Foundation and Wentai Investment, respectively, without the prior written consent of Wentai Education.

Option Agreement. Under the option agreement dated April 23, 2010 between the shareholders of Wentai Investment and Wentai Education, the shareholders of Wentai Investment irrevocably granted Wentai Education or its designated person an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Wentai Investment within 20 years upon the effectiveness of the option agreement. The exercise price for purchasing all of the share capital of Wentai Investment is RMB 30 million which is the registered capital of Wentai Investment. Wentai Education may exercise the option at any time or times at its sole discretion. Without Wentai Education's prior written consent, the shareholders of Wentai Investment shall not transfer, pledge or otherwise dispose of any equity interests in Wentai Investment or allow Wentai Investment to declare any dividends. The Option Agreement shall not be unilaterally terminated without Wentai Education's prior consent.

Loan Agreement. Pursuant to the loan agreement between Wentai Education and the shareholders of Wentai Investment, dated March 12, 2010, Wentai Education agreed to lend RMB21 million to Mr. Dong Xu and RMB9 million to Mr. Qicai Du for their investment in the share capital of Wentai Investment. The loan is interest-free and with a term of 20 years. Without Wentai Education's prior consent, Mr. Xu and Mr. Du shall not pledge their equity interests in Wentai Investment to any third party. Mr. Dong Xu and Mr. Qicai Du agreed to repay the loan upon the receipt of the repayment notification of Wentai Education at any time. The loan can be repaid only with the proceeds from transfer of the Mr. Dong Xu and Mr. Qicai Du’s equity interest in Wentai Investment to Wentai Education.

Operation and Management Agreement. Pursuant to the operation and management agreement dated April 23, 2010 among Wentai Education, Wentai Investment and the shareholders of Wentai Investment, Mr. Dong Xu and Mr. Qicai Du, Wentai Education will provide policy directions and instructions on Wentai Investment's daily operations and financial management. The shareholders of Wentai Investment must designate the candidates recommended by Wentai Education as their representatives on Wentai Investment's board of directors, and Wentai Investment must appoint such candidates. Wentai Investment must also appoint any candidate nominated by Wentai Education to be its senior executive. In addition, Wentai Education agrees to guarantee Wentai Investment's performance under any business agreements or arrangements with any third party. Moreover, Wentai Investment agrees that without the prior consent of Wentai Education, Wentai Investment will not engage in any transactions that could materially affect the assets, liabilities, rights or operations of Wentai Investment and Zhongda Foundation, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The term of this agreement is twenty years from the date thereof and will be automatically renewed for twenty years unless otherwise terminated in writing by Wentai Education.

Power of Attorney. Mr. Dong Xu and Mr. Qicai Du, the only shareholders of Wentai Investment, have each executed a power of attorney to any person designated by Wentai Education to irrevocably authorize such person to vote as his attorney-in-fact on all of the matters of Wentai Investment requiring shareholder approval. The term of each of these powers of attorney is twenty years from the date thereof.

Agreements that Transfer Economic Benefits to the Company

Service Agreement. Pursuant to the service agreement dated October 28, 2010 between Wentai Education and Wentai Investment, Wentai Investment agreed to pay Wentai Education an annual service fee of 95% of its annual net income. Pursuant to service agreements between Wentai Education and schools held by Wentai Investment or Zhongda Foundation, each of the schools agreed to pay Wentai Education an annual service fee of 17% of its total annual revenues. Wentai Investment and these schools irrevocably and exclusively retain Wentai Education as their provider of support and advisory services on education management. Any intellectual property developed during the performance of the agreements remain the property of Wentai Education. The term of the service agreements is 20 years from the date thereof and will be automatically renewed for one year if no party puts forward written objection in the term.

These contractual arrangements allow the Group to effectively control the Two PRC Affiliated Entities and their subsidiaries and to derive substantially all of the economic benefits from them. Accordingly, the Group treats the Two PRC Affiliated Entities as VIEs and because the Group is the primary beneficiary of the Two PRC Affiliated Entities, the Group has consolidated the financial results of the Two PRC Affiliated Entities and their subsidiaries.

However, there are certain risks related to the VIEs arrangements, which include but are not limited to the following:

·	If the ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the Group could be subject to severe penalties;
·	The Group rely on contractual arrangements with the VIEs and its equity holders for substantially all of its China operations, which may not be as effective as direct ownership in providing operational control; and
·	The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIEs and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders.

In June 2009, the Financial Accounting Standards Board ("FASB") issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity's economic performance. The new guidance also requires additional disclosures about a reporting entity's involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement. The Company adopted the new guidance for the year ended June 30, 2011.

The Company, through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the VIEs' economic performance and (2) the right to receive benefits from the VIEs.

The VIEs are principally engaged in the provision of online operations and primary and secondary educational services in the PRC. The financial information of the Company's VIEs and VIEs' subsidiaries as of June 30, 2011 and 2012 and for the years ended June 30, 2010, 2011 and 2012 is as follows.
	As of June 30,
	2011	2012
	RMB	RMB

Total assets	147,887,140	135,661,665
Total liabilities	83,743,672	80,308,583

	Year ended June 30,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	20,408,152	68,275,955	83,276,644
Net income	11,253,040	18,073,609	15,690,361
Net cash provided by (used in) operating activities	1,944,389	(1,900,731)	37,236,822
Net cash used in investing activities	(10,855)	(3,555,083)	(27,763,365)

The Group's consolidated assets do not include any collateral for Leisen Education's and Wentai Investment's obligations.

There was no pledge or collateral of the assets either in Leisen Education or Wentai Investment. Creditors of Leisen Education have no recourse to the general credit of Animation Digital or the Company, which is the primary beneficiary of Leisen Education. Creditors of Wentai Investment have no recourse to the general credit of Wentai Education or the Company, which is primary beneficiary of Wentai Investment.

Summary of significant accounting policies	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	Summary of significant accounting policies

(a)	Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").

(b)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs. The Company's subsidiaries have entered into contractual arrangements with the VIEs and its shareholder, which enables the Company to (1) have power to direct activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs' financial results of operations, assets and liabilities in the Company have consolidated financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Group evaluates its estimates, including valuation allowance of deferred tax assets and valuation of goodwill and intangible assets. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

(d)	Foreign currency translation

The functional currency of the Company is the United States dollar ("US$"). Assets and liabilities are translated at the exchange rates prevailing on the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statement of shareholders' equity and comprehensive income. The Group has chosen the Renminbi ("RMB") as its reporting currency.

The functional currency of the Company's subsidiaries is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing on the dates of the transactions. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of operations.

The translations of RMB amounts as of and for the year ended June 30, 2012 into US$ are included solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.3530, representing the noon buying rate in the City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on June 30, 2012. This convenience translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.

(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and which have maturities of three months or less from the date of deposit.

(f)	Short-term bank deposits

Short-term bank deposits are cash in bank which have maturities of more than three months but less than one year from the date of deposit.

(g)	Investments

Investments represent the Group's investments in equity securities and or unlisted investment fund, and are classified as trading investments, held-to-maturity investment, available-for-sale investment or investments at cost. Investments in equity securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities are classified as available-for-sale securities. Investments in unlisted investment fund are classified as held-to-maturity and measured at amortised cost only if the Group has the positive intent and ability to hold those investments fund to maturity. Investments classified as trading investments are recorded at fair value with unrealized holding gains and losses recorded in the net income. The fair value of the Group's investments classified as trading is based on the quoted market price on the last business day of the fiscal year. Available-for-sale investment is recorded at fair value with unrealized changes in fair value recorded in the accumulative other comprehensive income. The fair value of Group's available-for-sale investment is determined by applying combination of income and market approach, based on a number of unobservable input.

For unlisted investment fund classified as held-to-maturity measured at amortised cost, the Group needs to determine whether a decline in fair value below the amortized cost basis is other than temporary. If the decline in fair value is judged to be other than temporary, the cost basis of the unlisted investment fund shall be written down to fair value as a new cost basis and the amount of the written down shall be included in earnings.

The Group's investments in non-marketable equity securities for which the Group does not have the ability to exercise significant influence or control are accounted for using the cost method. Dividends and other distributions of earnings from investees, if any, are included in income when declared. The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of operations.

(h)	Inventories

Inventories are stated at the lower of cost and market value. Cost is calculated using the weighted average method. The Group estimates the write-down of excessive, slow moving and obsolete inventories as well as inventory whose carrying value is in excess of market value.

(i)	Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and any identified impairment loss.

Depreciation is calculated on a straight-line basis over the following estimated useful lives after taking into account the residual values. Estimated useful lives are:

Buildings	20 years
Leasehold improvements	Shorter of term of the lease or 5 years
Office equipment	5 years
Computer equipment	3 - 5 years
Motor vehicles	5 years

The asset's residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.

The Group reassesses annually the residual values and the useful life of the property, plant and equipment and if the expectation differs from the original estimate, such difference will impact the depreciation in the year in which such estimate has been changed.

(j)	Intangible assets

Acquired intangible assets includes patents, trademarks, licenses, mini lamb video series, franchises agreement, non-competition agreement, preferential leasing contracts and copyrights are measured initially at cost and amortized on as straight-line basis over their estimated useful lives.

The Company is currently amortizing its acquired intangible assets with definite lives over periods ranging from 1 to 19 years.

Intangible assets with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.

An impairment loss of nil, RMB942,678 and RMB3,000,000 (US$472,218) on intangible assets was recognized for continuing operations during the years ended June 30, 2010, 2011 and 2012, respectively.

(k)	Impairment of long-lived assets

The Group reviews property, plant, and equipment and certain identifiable intangibles, excluding goodwill, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amount to future undiscounted cash flows the assets are expected to generate. If property, plant, and equipment and certain identifiable intangibles are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the assets exceeds its fair market value.

No impairment of property, plant and equipment was recognized for the years ended June 30, 2010, 2011 and 2012.

(l)	Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise.

Goodwill impairment is tested using a two-step approach. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step is not required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of the reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purpose of evaluating goodwill impairment and does not result in an entry to implied fair value of goodwill.

The Group typically performs its annual goodwill impairment test at year-end. During the fourth quarter of fiscal 2012, as a result of the effects of weakening market conditions on the Group's forecasts and a sustained, significant decline in the Group's market capitalization to a level lower than its net book value, the Group concluded that impairment triggering events existed and performed a goodwill impairment analysis.

The Group has three operating segments and three reporting units, Little New Star, Wentai and Yuanbo. The Group estimated the fair values of its reporting units using discounted cash flows under the income approach. Use of the income approach requires significant management judgment and estimates, including key assumptions used in forecasts of future operating results, discount rates, and expected future growth rates.

The Group determined the fair value of Yuanbo significantly exceeded their carrying amounts. Therefore, no goodwill impairment was recognized on Yuanbo. The Group determined the fair values of Little New Star and Wentai were less than the carrying value. Accordingly, the Group performed the second step of the impairment test to determine the implied fair value of goodwill, which required the Group to allocate the fair values of Little New Star and Wentai determined in step one to all of the assets and liabilities, including any unrecognized intangible assets, of Little New Star and Wentai. As a result, the Group recognized an impairment charge of RMB57.4 million (US$9.0 million) for the year ended June 30, 2012. Accumulated goodwill impairment were nil and RMB57.4 million (US$9.0 million) as of June 30, 2011 and 2012, respectively.

The change in the carrying amount of goodwill by segments for the years ended June 30, 2011 and 2012 is as follows:

	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB

Balances as of July 1, 2010	56,597,146	-	-	56,597,146
Additions from business acquisition (note 10.2(a) & (b))	-	46,428,415	-	46,428,415

As of June 30, 2011 and July 1, 2011	56,597,146	46,428,415	-	103,025,561
Additions from business acquisition (note 10.3)	-	-	11,107,118	11,107,118
Impairment on goodwill	(44,707,404)	(12,686,463)	-	(57,393,867)

As of June 30, 2012	11,889,742	33,741,952	11,107,118	56,738,812

Balance as of June 30, 2012 (US$)	1,871,516	5,311,184	1,748,327	8,931,027

The gross amount and accumulated impairment losses by segment as of June 30, 2011 and 2012 are as follows:
	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB
June 30, 2011
Goodwill, gross	56,597,146	46,428,415	-	103,025,561
Accumulated impairment loss	-	-	-	-

Balance as of June 30, 2011	56,597,146	46,428,415	-	103,025,561

	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB
June 30, 2012
Goodwill, gross	56,597,146	46,428,415	11,107,118	114,132,679
Accumulated impairment loss	(44,707,404)	(12,686,463)	-	(57,393,867)

Balance as of June 30, 2012	11,889,742	33,741,952	11,107,118	56,738,812

Balance as of June 30, 2012 (US$)	1,871,516	5,311,184	1,748,327	8,931,027

(m)	Fair value of financial instruments

The Group's financial instruments consist primarily of cash and cash equivalents, short-term bank deposits, accounts receivables, related party receivables, investments, other current assets, accounts payable and other payables. The fair values of these financial instruments approximate their carrying amounts due to the short-term nature of these instruments.

Trading investments are recorded at its fair value, with reference to quoted prices in active markets.

The available-for-sale investment is recorded at its fair value, categorized into Level 3, derived from valuation techniques as discussed below.

Fair Value Hierarchy

The Company follows a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial Assets and Liabilities

Financial assets and liabilities measured at fair value on a recurring basis and investments are as follows:

Fair Value Measurements
at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Investments (note 4)	31,432,868	0	-	31,432,868

Liabilities:
Contingent consideration payable (note 10.3)	7,272,337	-	-	7,272,337

Fair Value Measurements
at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Investments (note 4)	62,946,641	-	-	62,946,641

Nonfinancial Assets

As discussed in Note 9, the Group recorded a charge for the impairment of intangible assets of RMB942,678 and RMB3,000,000 for year ended June 30, 2011 and 2012, respectively. As discussed in Note 2(l), the Group recorded a charge for the impairment of goodwill of nil and RMB57,393,867 for year ended June 30, 2011 and 2012, respectively. The fair value of the intangible assets and goodwill, was determined using level 3 inputs and the valuation techniques discussed in Note 9 and Note 2(l), respectively.

There were no impairment charges recorded for other long-lived assets and other indefinite-lived intangible assets for the year ended June 30, 2011 and 2012.

(n)	Revenue recognition

Revenue is only recognized when persuasive evidence of an arrangement exists, delivery has occurred provided that there are no significant post delivery obligations to the customers, the sale price is fixed or determinable, and collection is reasonably assured. If the arrangement is subject to customer acceptance, the revenue is deferred and recognized until acceptance occurs.

The Group generates its revenues from the following:

(i)	Tuition fee income

The Group provides private education services to private kindergartens, primary and secondary school students and English Language training to kids. The prepaid tuition fees are recorded as deferred revenue upon receiving the upfront cash payments, and recognized as revenue ratably over the course of the tuition programs.

(ii)	Franchising fee

The Group generates revenue by franchising schools under the brand name of Little New Star. Initial franchise fee represents provision of initial setup services. Initial franchising fee is recognized as revenue upon the opening of the schools as the initial franchising fees are non-refundable and the Group does not have significant continuing obligations related to the initial franchising fee after the schools are opened.

(iii)	Continuing support fee

The Group provides continuing supporting services to the franchise schools including marketing and advertising services. The continuing support fee is received upfront and the revenue is deferred and evenly recognized over the life period of the continuing supporting service agreement.

(iv)	Teaching materials

The Group's teaching materials consist of textbooks and assisting teaching books and software. The Group considers its customers to be the franchised school operators and does not sell directly to end-users. Revenue from teaching materials is generally recognized when goods are delivered and title has passed to the franchised school operators and collectability is reasonably assured. No refund or return is allowed upon delivery of teaching materials to the franchised schools.

The Company's subsidiaries are subject to value added tax ("VAT") of 17% on revenue from electronic learning devices and 13% on revenue from teaching materials or business tax ("BT") of 5% on the revenue earned for services rendered in the PRC.

(o)	Software development costs

Costs related to research and development are generally charged to expense as incurred. Capitalization of development costs for software to be sold or marketed begins when a product's technological feasibility has been established. In most instances, the Group's products are released soon after technological feasibility has been established. Therefore, costs incurred subsequent to achievement of technological feasibility are usually not significant, and generally all software development costs have been immediately expensed.

The Group expenses all internal software and website development costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software and websites content. Costs incurred during the application development stage are capitalized if material. All website and software development costs have been expensed as incurred as there were no significant costs incurred for development of internal software and website during the application development stage.

(p)	Advertising costs

The Group expenses advertising costs as incurred.

Advertising costs of RMB336,804, RMB761,674 and RMB2,648,482 (US$416,887) were incurred and recognized in selling and marketing expenses for the years ended June 30, 2010, 2011 and 2012, respectively for continuing operations.

(q)	Cost of revenue

Cost of sale of teaching materials consists primarily of cost of raw materials and other related incidental expenses which are directly attributable to the production of the course material designated to the training courses provided by the schools.

Cost of revenue for tuition fee income mainly consists primarily of labour cost, rental expenses, depreciation and other related cost to rendering these services.

(r)	Interest income

Interest income from a financial asset is recognized when it is probable that the economic benefits will flow to the Group and the amount of income can be measured reliably. Interest income is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts the estimated future cash receipts through the expected life of the financial asset to that asset's net carrying amount on initial recognition.

Interest income of RMB9,134,152, RMB1,880,147 and RMB1,402,253 (US$220,723) were recognized for the years ended June 30, 2010, 2011 and 2012, respectively.

(s)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Rentals payable under operating leases are charged to the statements of operations on a straight-line basis over the term of the relevant lease.

(t)	Retirement benefit costs

The employees of the Group are members of state-managed retirement benefit schemes operated by the local governments. The Group is required to contribute a specified percentage of their payroll costs to the retirement benefit scheme to fund the benefits. The only obligation of the Group with respect to the retirement benefit scheme is to make the specified contributions. The total costs charged to the consolidated statements of income were RMB4,738,917, RMB6,169,297, and RMB10,628,770 (US$1,673,032) for the years ended June 30, 2010, 2011 and 2012, respectively, representing contributions payable to this scheme for the corresponding period.

(u)	Government subsidies

The Group receives government subsidies to encourage school operation, as well as VAT refund to encourage development in software, which amounted to nil, RMB1,038,507 and RMB1,796,503 (US$282,780) for the years ended June 30, 2010, 2011 and 2012, respectively. The Company recorded the government subsidies as other operating income when all conditions to qualify for the receipt of the government subsidies have been met.

(v)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits and penalties, if any, in income tax expenses.

(w)	Share-based compensation

The Company measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The fair value of stock options granted is determined using the Black-Scholes valuation model. The fair value of shares granted is determined as the market price of the shares at grant date.

The Company recognizes the compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period for each separately vesting portion of the award.

(x)	Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income is reported in the consolidated statement of shareholder's equity and comprehensive income (loss).

Accumulated other comprehensive income (loss) consists of the following:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Foreign currency translation, net of tax of nil and nil	(116,200,924)	(120,100,781)	(18,904,578)
Unrealized loss on available- for-sales investments, net of tax of nil and nil	(3,128,000)	(3,938,425)	(619,931)

Total	(119,328,924)	(124,039,206)	(19,524,509)

(y)	Net income (loss) per share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to Noah Education Holdings Ltd's shareholders by the weighted average number of common shares outstanding during the year. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. The Company's dilutive securities consist of outstanding share options. Certain common share equivalents (e.g. share options) are excluded from calculation of diluted net income (loss) per share as their effect is anti-dilutive.

(z)	Dividend

Dividends are recognized when declared.

(aa)	Concentration of credit risk

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Group has invested in financial products with a small number of financial institutions and these financial institutions also have high-credit ratings and quality.

The Group conducts credit evaluations of customers. The Group establishes an allowance for doubtful debts based upon estimates, factors surrounding the credit risk of specific customers and other information. As a result of the Group's credit evaluation, allowance for doubtful debts was nil and RMB583,753 (US$91,886) as of June 30, 2011 and 2012, respectively. As of June 30, 2011 and 2012, there were 2 customers with total trade receivables balances, net of allowance, of RMB1,529,876 and RMB647,707 (US$101,952) who accounted for 10% or more of the Group's accounts receivable, respectively.

(ab)	Business combinations

Business combinations are recorded using the acquisition method of accounting. On July 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From July 1, 2009, the assets acquired, the liabilities assumed, and any non-controlling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business combination is measured at the fair value as of the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, from July 1, 2010 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in the consolidated statements of operations. For business acquired in the periods prior to July 1, 2009, contingent consideration was not recorded until the contingency was resolved.

(ac)	Non-controlling interests

Non-controlling interests have been reported as the component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income for all periods presented.

Recently issued accounting pronouncements	12 Months Ended
Jun. 30, 2012
Accounting Changes and Error Corrections [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
3.	Recently issued accounting pronouncements

Adopted

On December 17, 2010, the Financial Accounting Standards Board ("FASB") issued ASU 2010-28, Intangibles - Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts (a consensus of the FASB Emerging Issues Task Force), which (1) does not prescribe a specific method of calculating the carrying value of a reporting unit in the performance of step 1 of the goodwill impairment test and (2) requires entities with a zero or negative carrying value to assess, considering qualitative factors such as but not limited to those listed in ASC 350-20-35-30 whether it is more likely than not that a goodwill impairment exists. If an entity concludes that it is more likely than not that an impairment of goodwill exists, the entity must perform step 2 of the goodwill impairment test. These provisions are effective for impairment tests performed during the fourth quarter in our current fiscal year. During that impairment test, if any of our reporting units have a zero or negative carrying value, we will assess, on the basis of current facts and circumstances, whether it is more likely than not that an impairment of our goodwill exists. If so, we will perform step 2 of the goodwill impairment test and record the impairment charge, if any, as a cumulative-effect adjustment through beginning retained earnings. At this time, there is no impact on our financial statements as a result of adopting this provision.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350):Testing Goodwill for Impairment, which gave entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of a reporting unit in Step 1 of the goodwill impairment test. If entities determine, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. Otherwise, further testing is not needed. The ASU was effective for all entities for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted and the Company implemented this guidance in our fiscal 2012 impairment test performed during the fourth quarter. The adoption did not have any impact to our financial statements as a result of adopting this provision.

Not yet adopted

On June 16, 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which revised the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. At this time, there is no impact expected to our financial statements as a result of the change in presentation and the Company will adopt the new presentation in our fiscal year 2013 filings.

On December 23, 2011, the FASB issued ASU 2011-12, "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, " which defers certain provisions of ASU 2011-05 including the indefinite deferral until further deliberation of the requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). The FASB also decided that during the deferral period, entities would be required to comply with all existing requirements for reclassification adjustments in ASC 220, which indicates that "an entity may display reclassification adjustments on the face of the financial statement in which comprehensive income is reported, or it may disclose reclassification adjustments in the notes to the financial statements." The effective date for public entities is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. In light of this deferral, we will continue to disclose certain reclassifications out of accumulated other comprehensive income as proscribed by the existing literature and we will adopt the other provisions of ASU 2011-05 within our fiscal year 2013 filings.

On July 27, 2012, the FASB issued ASU 2012-02, "Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment" which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. The FASB issued the ASU in response to feedback on ASU 2011-08 which amended the goodwill impairment testing requirements by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. Similarly, under ASU 2012-02, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The ASU did not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the ASU does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted and the Company plans to adopt this ASU as part of its fiscal 2013 annual impairment test. The Company does not expect to have any impact to our financial statements as a result of adopting this provision.

Investments	12 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.	investments

The Group's investments are classified into:
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Current:
Held-to-maturity investments (at cost less impairment)	50,003,441	20,503,441	3,227,364

Non-current:
Available-for-sale investment (at fair value) (Level 3)	10,525,471	9,715,046	1,529,206
Other investment (at cost less impairment)	2,417,729	8,046,381	1,266,548

	12,943,200	17,761,427	2,795,754

	62,946,641	38,264,868	6,023,118

Trading investments

All of the trading investment of the Company were disposed during the year ended June 30, 2011. Gain on trading investments has been included in investment income in the consolidated statements of income and is consisted of the following:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Realized gain	-	653,861	-	-
Unrealized gain	868,255	-	-	-

Total	868,255	653,861	-	-

Held-to-maturity investments

As of June 30, 2011 and 2012, the Group's held-to-maturity investments represent investments in unlisted investment fund which have maturities of one year or less from the date of purchase and measured at cost less any identified impairment.

For the years ended June 30, 2010, 2011 and 2012, the Group has recognized the investment income from the held-to-maturity investments of RMB2,823,770, RMB11,022,226 and RMB18,682,916 (US$2,940,802), respectively.

Available-for-sale investments

As of June 30, 2011 and 2012, the Group's available-for-sale investment at fair value represents investment in Series A Preferred Stock of Franklin and the estimation of fair value is determined by using a combination of income and market approach. Under the income approach, it uses cash flow projections based on the forecast covering a five-year period and a terminal value at the end of the fifth year with a discount rate of 19% and 15% determined based on the weighted average cost of capital for year ended June 30, 2011 and 2012, respectively. Cash flow projections during the budget period for the investment are based on the expected gross margins during the budget period. Budgeted gross margins were determined based on past performance and the management's expectations for the market development.

The market approach is performed by utilizing the trading multiples including the market value of invested capital over sales and market value of invested capital over gross profit as of June 30, 2011 and 2012.

The fair value of available-for-sale was determined using the midpoint of the values from the two approaches above after applying 11% and 15% marketability discount, for year ended June 30, 2011 and 2012, respectively, based on restricted stock studies having considered the size and profitability of the investment. There has been no transfer between Level 1 and Level 2.

Available-for-sale
investment
RMB

Balance as at June 30, 2010 and July 1, 2010	23,048,725
Unrealized loss (note)	(12,523,254)

Balance as at June 30, 2011	10,525,471
Unrealized loss (note)	(810,425)

Balance as at June 30, 2012 (RMB)	9,715,046

Balance as at June 30, 2012 (US$)	1,529,206

Note:	Unrealized loss on available-for-sale investment at fair value has been included in the accumulated other comprehensive income in the consolidated statements of shareholders' equity and comprehensive income.

Other investment

As of June 30, 2011 and 2012, the Group's other investment at cost less impairment represents investment in Series B Preferred Stock of Franklin and call option to acquire 20% equity interest in Yuanbo Education (as defined in note 10). The Group estimates the fair value of the investment in Series B Preferred Stock of Franklin and call option to assess impairment by utilizing income approach through the application of option-pricing method. The valuation technique is based on a number of estimates and assumptions, including the appropriate discount rates, volatility and dividend yield. For the years ended June 30, 2012, the Group recorded an impairment loss of RMB1,081,000 (US$107,156), which was included in other operating expense of the consolidated statement of income, on the call option. For the years ended June 30, 2011 and 2012, the Group recorded an impairment loss of RMB4,409,508 and RMB809,270 (US$127,384), which was included in impairment loss on investment of the consolidated statement of income, on investment in Series B Preferred Stock of Franklin.

Accounts receivables, net of allowance	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
5.	Accounts receivables, net of allowance

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Accounts receivables	1,668,007	1,334,607	210,075
Less: allowance for doubtful debts	-	(583,753)	(91,886)

	1,668,007	750,854	118,189

The movements of the allowance for doubtful debts during the years are as follow:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Balance at the beginning of year	27,796,553	-	-
Additions	172,297,787	583,753	91,886
Recovered	(9,587,467)	-	-
Disposal of subsidiaries	(190,506,873)	-	-

Balance at the end of year	-	583,753	91,886

In determining whether allowance for doubtful debts is required, the Group takes into consideration the ageing status and the likelihood of collection. Following the identification of doubtful debts, the responsible sales personnel discuss with the relevant customers and report on the recoverability. Specific allowance is only made for accounts receivables that are unlikely to be collected.

Inventories	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	Inventories

Inventories consist of the following:
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Raw materials	66,428	40,865	6,432
Work-in-progress	77	-	-
Finished goods	6,131,462	5,410,946	851,715

Inventories, net	6,197,967	5,451,811	858,147

RMB9,667,136 and RMB84,504,513 of excess and obsolete inventories were written down to lower of cost or market value and included in the cost of revenue from discontinued operation in the years ended June 30, 2010 and 2011, respectively.

No inventory was written down for continuing operations in the year ended June 30, 2010, 2011 and 2012.

Prepaid expenses and other current assets	12 Months Ended
Jun. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets [Text Block]
7.	Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Subsidy receivables	551,509	-	-
VAT recoverable	439,332	36,881	5,805
Advances to suppliers	341,621	233,835	36,807
Staff advances	1,550,623	9,506,022	1,496,304
Interest receivable	3,311	274,178	43,157
Rental deposits and prepayments	2,779,234	4,187,801	659,185
Others	6,917,838	5,559,649	875,123

	12,583,468	19,798,366	3,116,381

Property, plant and equipment, net	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
8.	Property, plant and equipment, net

Property, plant and equipment consisted of the following:
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Buildings	136,785,227	136,815,777	21,535,617
Leasehold improvements	29,784,879	62,206,509	9,791,675
Office equipment	37,865,189	56,561,134	8,903,059
Computer equipment	875,639	1,590,335	250,328
Motor vehicles	8,413,853	12,765,415	2,009,352

	213,724,787	269,939,170	42,490,031
Less: accumulated depreciation and amortization	(41,803,839)	(85,461,554)	(13,452,157)

Property, plant and equipment, net	171,920,948	184,477,616	29,037,874

Depreciation expenses related to property, plant and equipment were RMB7,946,558, RMB14,276,414, and RMB23,222,390 (US$3,655,342) for the years ended June 30, 2010, 2011 and 2012, respectively for continuing operation.

As of June 30, 2012, the Group has entered into several commitments for capital expenditure for property, plant and equipment, which are expected to be disbursed during the year ending June 30, 2013 (note 21).

Intangible assets, net	12 Months Ended
Jun. 30, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
9.	Intangible assets, net
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Cost:
Patents, trademark and licenses	17,170,000	37,070,000	5,835,038
Copyrights, mini lamb video and franchises agreement	21,700,000	21,700,000	3,415,709
Non-competition agreement	5,000,000	5,000,000	787,030
Preferential leasing contracts	-	17,600,000	2,770,345

Total	43,870,000	81,370,000	12,808,122

Accumulative amortization and impairment:
Patents, trademarks and licenses	(1,980,764)	(4,355,489)	(685,580)
Copyrights, mini lamb video and franchises agreement	(1,870,001)	(3,450,000)	(543,051)
Non-competition agreement	(1,000,000)	(3,900,000)	(613,883)
Preferential leasing contracts	-	(849,123)	(133,657)

Total	(4,850,765)	(12,554,612)	(1,976,171)

Intangible assets, net	39,019,235	68,815,388	10,831,951

Amortization is computed using the straight-line method over the intangible assets' economic lives, (trademark with indefinite useful life acquired is not subject to amortization), as the following:

Patents and licenses	1 - 10 years
Copyrights, mini lamb video and franchises agreement	15 years
Non-competition agreement	10 years
Preferential leasing contracts	19 years

Amortization expenses were RMB3,883,436, RMB5,059,546, and RMB4,703,847 (US$740,414) for the years ended June 30, 2010, 2011 and 2012, respectively for continuing operations which was recorded in general and administrative expenses.

The Group estimates the fair value of the intangible assets through internal analysis, which utilizes income approach through the application of discounted cash flow method. The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the intangible assets, appropriate discount rates and long-term growth rates. For the year ended June 30, 2010, 2011 and 2012, the Group recorded an impairment loss of nil, RMB942,678 and RMB3,000,000 (US$472,218) on its intangible assets for the continuing operations, respectively, in connection with the assessment of mini lamb video and non-competition agreement, as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Research and development expenditures	-	792,049	-	-
General and administrative expenses	-	150,629	3,000,000	472,218

	-	942,678	3,000,000	472,218

The following table represents the total estimated amortization expense of intangible assets for each of the next five years:

	RMB	US$
Year ending June 30,
-2013	4,407,626	693,787
-2014	4,407,626	693,787
-2015	4,170,404	656,446
-2016	4,150,959	653,386
-2017	4,150,959	653,386

Acquisitions	12 Months Ended
Jun. 30, 2012
Acquisitions [Abstract]
Business Combination Disclosure [Text Block]
10.	Acquisitions

10.1	Acquisition in year ended June 30, 2010

Acquisition of LNS

On July 2, 2009, the Group acquired a 100% equity interest in LNS, a Changsha-based private education service provider specialises in providing English language training for kids. The purpose of this acquisition was to develop the Group into a more comprehensive supplemental education services provider for children aged 3-19 in the Peoples' Republic of China.

The purchase consideration of the acquisition includes cash consideration of RMB53,000,000 and 2,647,743 ordinary non-registered shares of the Company subject to a transfer restriction term ("Restricted Shares") that each one third of the these shares cannot be transferred until the second, third and fourth anniversary of July 2, 2009. The cash consideration is agreed to be payable by installments through to January 2011. The fair value of these Restricted Shares approximates to RMB37,385,000 as determined on the basis of latest 20-day weighted average closing price of the Company's shares by applying a put-option-discount model to derive the discount rate applicable to the value of the Restricted Shares on July 2, 2009.

The Group incurred approximately RMB2,309,000 costs in relation to this acquisition and was recognized in the consolidated statement of operations for the year ended July 30, 2010.

The Company accounted for this business combination using the acquisition method of accounting. The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date.
	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash consideration
- deposit paid in fiscal 2009	21,582
- paid in fiscal 2010	10,844
- other payables in fiscal 2010	20,574
Share consideration	37,385

Fair value of total consideration transferred	90,385

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Copyrights, mini lamb video and franchises agreement	12,000	15 years
- Non-competition agreement	5,000	10 years
- Trademark	7,000	Indefinite
Cash and cash equivalent	6,359
Account receivables	54
Inventories	6,134
Other current assets	902
Fixed assets	15,792
Short term borrowings	(7,000)
Account payables	(2,140)
Advance from customers	(3,664)
Income tax payables	(394)
Other current liabilities	(3,444)
Deferred tax asset	926
Deferred tax liabilities	(3,737)

	33,788
Goodwill	56,597

Total identifiable net assets	90,385

Net cash outflow arising on acquisition in fiscal 2010
Cash consideration paid	10,844
Cash and cash equivalents acquired	(6,359)

	4,485

The intangible assets comprise of copyrights, mini lamb video, franchises agreement, non-competition agreement, which all Amortized over a period of 10 to 15 years, and LNS trademark with indefinite useful lives not subject to Amortization.

The fair value at acquisition date has been arrived at on the basis of a valuation carried out on that date by an independent qualified professional valuer not connected with the Group.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition. None of the goodwill recognized was expected to be deductible for income tax purposes.

The accompanying consolidated financial statements include the accounts of the acquired business as of June 30, 2010 and the operating results since the date of the acquisition, approximately RMB39,898,000 of revenue and RMB8,730,000 of net income of LNS have been included in the consolidated income statements for the year ended June 30, 2010.

10.2	Acquisition in year ended June 30, 2011

(a)	Acquisition of Wentai Education

On March 12, 2010, Noah Education Technology (Shenzhen) Co., ("NETS") entered into an investment agreement with Wentai Education and shareholders of Wentai Education for the share transfer and capital injection in Wentai Education (the "Acquisition") with the purpose to grow into education services business. The Wentai Education is a private education service provider based in Guangzhou which is specialized in providing full time English-featured education of schools and kindergartens. Pursuant to the agreement, the former shareholders transferred 40% of the shares of Wentai Education to a designated company named Shenzhen Jinyinhe Investment Co., Ltd ("Shenzhen Jinyinhe") which will then transfer these 40% shares to NETS immediately. The consideration paid for this share transfer is RMB36,000,000, with RMB25,000,000 paid before July 12, 2010, RMB1,000,000 paid before September 1, 2010 and remaining RMB10,000,000 payable upon request after the first two payments. After the share transfer, the acquirer, NETS, injected the capital into the Wentai Education, NETS, was obliged to pay RMB90,000,000 as capital injection into the Wentai Education, with RMB30,000,000 allocating into issued share capital and RMB60,000,000 into capital reserve of Wentai Education. Pursuant the agreement, the payment of RMB90,000,000 in total should be completed before July 1, 2010 and the shareholding of NETS in Wentai Education was further increased from 40% to 70% upon the successful payment. Therefore, control was presumed to be existed and two kindergartens will be brought into the Group at acquisition date.

The Group incurred approximately RMB920,000 (US$135,663) costs in relation to this acquisition and was recognized in the consolidated statement of operations for the year ended June 30, 2010.

On March 12, 2010, Xu Dong, who acts as the director of NETS, entered into a loan agreement with Wentai Education. Pursuant to this loan agreement, Wentai Education will lend RMB21,000,000 to Xu Dong and RMB9,000,000 to one of the shareholders of Wentai Education named Du Qi Cai to set up a new entity named Wentai Investment for the purpose to acquire 67% shareholdings of Zhongda Foundation, a company principally engages in elementary education. Both loan amounts are interest-free with a repayment period of 20 years. Meanwhile, Xu Dong and Du Qi Cai have to pledge their investment in Wentai Investment to Wentai Education with reference to the term and clause of the loan agreement in return. Such arrangement is to comply with PRC laws and regulations that restrict foreign ownership of companies operating elementary education business in the PRC. Upon acquisition of the 67% shareholdings, Xu Dong will transfer all the risks and rewards associated with the Wentai Investment to NETS. Based on these contractual agreements, Wentai Investment should be considered as a VIE as the equity investors do not have the characteristics of a controlling financial interest and NETS is the primary beneficiary of Wentai Investment. Accordingly, the Group shall consolidate the financial results and financial position of Wentai Investment under FASB ASC 810 once the control was obtained.

The initial deposits of RMB4,200,000 was paid at June 30, 2010 as disclosed in the consolidated balance sheets and the purchase consideration of RMB25,000,000 and RMB90,000,000 were made on July 29, 2010, also the acquisition date.

The transaction has been approved by both companies' board of directors and completed during the year ended June 30, 2011.

The Company accounted for this business combination using the acquisition method of accounting. The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date, as well as the fair value at the acquisition date of the non-controlling interest in Wentai Education.

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash consideration
- deposit paid in fiscal 2010	4,200
- paid in fiscal 2011	120,800
- other payables in fiscal 2011	1,000

Fair value of total consideration transferred	126,000

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Patents, trademark and licenses	17,170	1-10 years
Cash and cash equivalents	110,619
Other receivables	6,003
Other current assets	4,276
Property, plant and equipment, net	28,965
Deferred revenue - current	(12,802)
Other current liabilities	(12,121)
Long-term bank borrowings	(1,500)
Deferred tax liabilities	(1,812)

Total identifiable net assets	138,798
Non-controlling interests	(41,639)
Goodwill	28,841

	126,000

Net cash outflow arising on acquisition in fiscal 2011
Cash consideration paid	120,800
Cash and cash equivalents acquired	(110,619)

	10,181

The fair value at acquisition date has been arrived at on the basis of a valuation carried out on that date by an independent qualified professional valuer not connected with the Group.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition. None of the goodwill recognized was expected to be deductible for income tax purposes.

The fair value of the other receivables was approximately RMB6,003,000. In the opinion of the directors of the Company, the balance had good credit quality with reference to the past settlement history, no provision was suggested.

The fair value of the non-controlling interest was estimated by applying the income approach and the market approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumptions include of a discount rate of 14.1%, a terminal value based on long-term sustainable growth rates of 3%, and adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the non-controlling interest.

The following pro forma information of Wentai Education summarized the effect of the acquisition, as if the acquisition had occurred as of July 1, 2009 and July 1, 2010. This pro forma financial information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2009 and July 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises.
		Net income
	Revenues	(loss)
	RMB	RMB
The amount attributable to Wentai Education in the Group's consolidated statement of operations for the year ended June 30, 2011	49,893,223	7,857,010
Supplemental pro forma for year ended June 30, 2010 (unaudited)	88,060,596	(3,028,404)
Supplemental pro forma for year ended June 30, 2011 (unaudited)	91,483,890	(29,170,237)

(b)	Acquisition of Changsha Kindergartens

In addition, on January 27, 2011, and February 25, 2011, Wentai Education signed an investment agreement, an amendment to investment agreement, and an asset transfer Agreement with four individual independent counterparties (together "Original Shareholders"), to acquire 100% interest in four kindergartens owned by the Original Shareholders in Changsha, PRC at a consideration of RMB25,800,000.

The four kindergartens include Changsha Kaifu District Di-Ai Baby Science and Art Due Language Kindergarten, Changsha Yuelu District Di-Ai Baby Science and Art Due Language Kindergarten, Changsha Wangcheng County Di-Ai Baby Science and Art Due Language Kindergarten and Changsha County Noah Forest Di-Ai Baby Science and Art Due Language Kindergarten (collectively referred to as "Changsha Kindergartens").

The Company accounted for this business combination using the acquisition method of accounting. The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date.
At
acquisition
date
RMB'000
Consideration
Cash consideration
- paid in fiscal 2011	25,102
- other payables in fiscal 2011 (Note)	698

Fair value of total consideration transferred	25,800

Recognized amounts of identifiable assets acquired and liabilities assumed
Other receivables	8,485
Other current assets	237
Property, plant and equipment, net	7,327
Other payables	(3,195)
Other current liabilities	(4,361)
Deferred tax liabilities	(280)

8,213
Goodwill	17,587

25,800

Net cash outflow arising on acquisition:
Cash consideration paid in fiscal 2011	25,102

Note:	The consideration payable approximately of RMB698,000 was settled in year ended June 30, 2012.

The fair value at acquisition date has been arrived at on the basis of a valuation carried out on that date by an independent qualified professional valuer not connected with the Group.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition. None of the goodwill recognized was expected to be deductible for income tax purposes.

The fair value of the other receivables was approximately RMB8,485,000. In the opinion of the directors of the Company, the balance had good credit quality with reference to the past settlement history, no provision was suggested.

The following pro forma information of Changsha Kindergartens summarized the effect of the acquisition, as if the acquisition had occurred as of July 1, 2009 and July 1, 2010. This pro forma financial information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2009 and July 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

		Net income
	Revenues	(loss)
	RMB	RMB
The amount attributable to Changsha Kindergarten in the Group's consolidated statement of operations for the year ended June 30, 2011	1,990,968	348,436
Supplemental pro forma for year ended June 30, 2010 (unaudited)	88,060,596	(3,028,404)
Supplemental pro forma for year ended June 30, 2011 (unaudited)	93,474,859	(28,821,803)

10.3	Acquisition in year ended June 30, 2012

Acquisition of Shanghai Yuanbo Education Information and Consulting Corporation Ltd.

During the year ended June 30, 2011, the Group has signed a definitive agreement to acquire an 80% interest in Shanghai Yuanbo Education Information and Consulting Corporation Ltd. ("Yuanbo Education"), a company focused on early childhood education services in the Yangtze Delta region, for a total consideration of RMB94,866,000.

The total consideration of RMB94,866,000 comprises:

(1)	Consideration with call option

Consideration of RMB79,866,000 which included a call option to acquire the remaining 20% of equity interest in cash or by shares of the Company from Yuanbo Education original shareholders with an exercise period from April 13, 2016 to December 31, 2016 at an exercise price of seven times of fiscal year 2016 Yuanbo Education's profit after tax. The fair value of such option is RMB7,913,000 at acquisition date which is included in investments on the consolidated balance sheets.

(2)	Contingent consideration payable

RMB15,000,000 which will be paid equally in two years on Yuanbo Education's audited financial results as of the fiscal year ended June 30, 2012 and June 30, 2013, subject to a contingent adjustment determined by the earnings before interest, taxes and depreciation and allowance ("EBITDA") of that fiscal year. Details as follows:

2012 EBITDA: Target amount RMB6.9 million

·	If actual EBITDA is less than 1.25 times target amount, payment will be adjusted to zero;
·	If actual EBITDA is greater than 1.25 times target amount but less than 1.50 times target amount, payment will be adjusted to RMB7,170,000* [(EBITDA/7,170,000-1)-25%]/25%;
·	If actual EBITDA is greater than 1.50 times target amount, the payment will be adjusted to RMB7,170,000+[(EBITDA/7,170,000-1)-50%]*25%*2012 net profit.

2013 EBITDA: Target amount RMB11.3 million

·	If actual EBITDA is less than 1.25 times target amount, payment will be adjusted to zero;
·	If actual EBITDA is greater than 1.25 times target amount but less than 1.50 times target amount, payment will be adjusted to RMB7,830,000* [(EBITDA/11,250,000-1)-25%]/25%;
·	If actual EBITDA is greater than 1.50 times target amount, the payment will be adjusted to RMB7,830,000*[(EBITDA/11,250,000-1)-50%]*25%*2013 net profit.

The fair value of the contingent consideration at acquisition date is RMB7,331,002. The fair value changes in contingent consideration payable is included in the other operating income on the Consolidated Statements of Income. The movement of the contingent consideration payable during the year is as follows:

RMB

Fair value at acquisition date	7,331,002
Decrease in fair value during the year	(58,665)

Fair value as of June 30, 2012	7,272,337

Fair value as of June 30, 2012 (US$)	1,144,709

The transaction was completed on July 31, 2011. The acquisition of Yuanbo Education is recorded in fiscal year ended June 30, 2012 accordingly.

The Company accounted for this business combination using the acquisition method of accounting. The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in Yuanbo Education.
	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash Consideration
- deposit paid in fiscal 2011	4,000
- cash paid in fiscal 2012	75,866
Contingent consideration payable	7,331
Less: call option value	(7,913)

Fair value of total consideration transferred	79,284

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Patents, trademark and licenses	19,900	1-10 years
- Preferential leasing contracts	17,600	19 years
Cash and cash equivalents	50,769
Property, plant and equipment, net	8,882
Other receivables	1,210
Other payables and other current liabilities	(6,282)
Deferred tax liabilities	(4,081)

	87,998
Non-controlling interest	(19,821)
Goodwill	11,107

Consideration	79,284

Net cash arising from acquisition:
- cash consideration paid in fiscal 2012	75,866
- cash and cash equivalent acquired	(50,769)

	25,097

The fair value at acquisition date has been arrived at on the basis of a valuation carried out on that date by Shanghai FairPro Consulting Co., Ltd., independent qualified professional valuer not connected with the Group.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition. None of the goodwill recognized was expected to be deductible for income tax purposes.

The fair value of the other receivables was approximately RMB1,210,000. In the opinion of the directors of the Company, the balance had good credit quality with reference to the past settlement history, no provision was suggested.

The contingent consideration arrangement requires the Group to pay the selling shareholder of Yuanbo Education based on the EBITDA of Yuanbo in fiscal 2012 and 2013 as detailed above, up to a maximum amount of RMB15,000,000 (undiscounted). The potential undiscounted amount of all future payments that acquirer could be required to make under the contingent consideration arrangement is between RMB0 to RMB15,000,000. The fair value of the contingent consideration arrangement of RMB7,331,002 at acquisition date was estimated by applying the income approach. That measure is based on significant inputs that are not observable in the market. Key assumptions include a discount rate of 6.4% and a probability-adjusted level of EBITDA in Yuanbo Education approximately between RMB9,457,000 and RMB20,825,000. The fair value of the contingent consideration arrangement of RMB7,272,337 as of June 30, 2012 was estimated by applying the income approach. That measure is based on significant inputs that are not observable in the market. Key assumptions include a discount rate of 6.4% and a probability-adjusted level of EBITDA in Yuanbo Education approximately between RMB8,594,000 and RMB10,313,000.

The fair value of the call option to acquire remaining 20% equity in Yuanbo acquisition from the selling shareholder as detailed above of RMB7,913,000 at acquisition date was estimated by applying Black Scholes model. The estimated exercise price is determined based on the financial projection and the price earnings multiple as stated in the sales and purchase agreement considering the projection represent the best estimation of management. Risk free rate based on 5 year zero coupon PRC government bond of 3.71% and volatility at the average normalized industry volatility with look back period commensurate with the term of the option of 52% was selected for the valuation.

The fair value of the non-controlling interest in Yuanbo Education, a private entity, was estimated by applying the income approach and the market approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as described in ASC 820-10-35. Key assumptions include a discount rate of 22%, a terminal value based on long-term sustainable growth rates of 4%), financial multiples of entities deemed to be similar to Yuanbo Education, and adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the non-controlling interest in Yuanbo Education.

The following pro forma information of Yuanbo Education summarized the effect of the acquisitions, as if the acquisitions had occurred as of July 1, 2010 and July 1, 2011. This pro forma financial information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2010 and July 1, 2011, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

		Net income
	Revenues	(loss)
	(unaudited)	(unaudited)
	RMB	RMB
The amount attributable to Yuanbo Education in the Group's consolidated statement of operations for the year ended June 30, 2012	34,310,588	5,094,435
Supplemental pro forma for year ended June 30, 2011	126,790,026	(26,609,909)
Supplemental pro forma for year ended June 30, 2012	163,022,321	(53,750,093)

Discontinued operation	12 Months Ended
Jun. 30, 2012
Discontinued Operation, Additional Disclosures [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
11.	Discontinued operations

On March 28, 2011 and June 8, 2011, the Group entered into a definitive agreement and amended and restated stock purchase agreement with First Win Technologies Ltd. and Mr. Tang Ben Guo, one of Noah's founders and the former President and Chief Operating Officer of the Company (collectively reported to as the "Definitive Agreement") to sell ELP business of the Group and operating assets to First Win Technologies Ltd. (the "Purchaser"), a company wholly owned by Mr. Tang Ben Guo, at consideration of RMB100,000,000. Upon certain adjustments to the consideration pursuant to the Definitive Agreement, the net cash consideration was RMB87,532,200 (the "Purchase Price") and the closing date was June 8, 2011.

Upon the completion of the transaction, the Purchaser acquired the ELP business and net operating assets (excluding the English and Chinese versions of the "Noah" trademark, cash held by the ELP subsidiaries and the Company's office facilities in Chengdu and Shenzhen) (the "Target Assets") from the Company.

Under the Definitive Agreement, the Purchase Price is paid to the Company in three installments: (i) 40% of the Purchase Price will be paid on or before April 12, 2011; (ii) 30% of the Purchase Price will be paid within three months after the date of the first payment, subject to consummation of the closing of the purchase and sale of the Target Assets; and (iii) the remaining 30% of the Purchase Price will be paid at the later of (a) six months after the date of the first payment and (b) the substantial completion of the restructuring to carve out the Target Assets.

In accordance with ASC 360-10, the result of ELP business have been excluded from continuing operations and reported as discontinued operations for the year ended June 30, 2011 and prior periods.

The income (loss) from discontinued operations for the relevant periods is analyzed as follow:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Net revenue	640,390,206	211,532,854	-	-
Cost of revenue	(350,260,106)	(242,264,157)	-	-

Gross profit	290,130,100	(30,731,303)	-	-
Total operating expenses	(316,726,676)	(374,518,905)	-	-
Gain on disposal of ELP business	-	11,936,125	-	-
Other operating income	41,350,601	13,078,951	-	-
Income tax (expenses) benefits	1,768,970	(2,280,109)	-	-

Net income (loss) from discontinued operations	16,522,995	(382,515,241)	-	-

The net assets of the discontinued operations at the date of disposal were as follows:

RMB

Bank balances and cash	11,958,919
Notes receivable	200,000
Accounts receivable, net	42,994,974
Prepaid expenses and other current assets	30,010,567
Inventories	31,177,645
Property, plant and equipment, net	8,180,075
Intangible assets, net	1,698,108
Accounts payables	(16,108,694)
Advances from customers	(10,751,418)
Other payables and accruals	(11,810,287)
Income tax payables	(17,689)

Net assets	87,532,200

Satisfied by:
Cash	87,532,200

Net cash inflow arising on disposal
Total cash consideration	87,532,200
Less: Bank balances and cash disposed of	(11,958,919)
Related party receivables (note 20)	(47,532,200)

28,041,081

Other payables and accruals	12 Months Ended
Jun. 30, 2012
Other Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
12.	Other payables and accruals

Other payables and accruals consisted of the following:

	As of June 30,
	2011	2012	2012
	RMB	US$	RMB

Other payables for acquisition of Wentai Education	1,697,611	1,000,000	157,406
Other payables to ex-shareholders of LNS and Wentai Education	6,075,692	950,000	149,536
Accrued social welfare payments	2,399,976	1,201,089	189,059
Accrued salaries	2,661,785	6,271,585	987,185
Accrued bonus	-	2,391,722	376,471
Accrued consultation fee	734,352	906,992	142,766
Accrued professional fee for the disposal of ELP business	6,819,730	-	-
Accrued audit fee	1,102,608	1,473,552	231,946
Receipts in advance	6,515,763	8,146,138	1,282,251
Deposits for franchise	634,940	744,940	117,258
Other tax payable	3,616,873	2,157,119	339,542
Others	1,977,487	2,682,255	422,203
	34,236,817	27,925,392	4,395,623

Capital structures	12 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
13.	Capital structure

During the years ended June 30, 2010, 2011 and 2012, 771,138, 39,628, and 168,210 ordinary shares were issued respectively as a result of exercises of share options by employees.

During the years ended June 30, 2010, 2011 and 2012, the Company repurchased and cancelled 1,394,300, 1,375,478, and 26,195 ordinary shares respectively.

The Company issued 2,647,743 ordinary shares for acquisition of 100% interest in LNS during the year ended June 30, 2010.

The Company issued 150,000 ordinary shares to Jerry He, the former Chief Executive Officer of the Company, during the year ended June 30, 2011 (see note 14).

Relevant PRC laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations (see note 22).

In addition, since a significant amount of the Group's future revenues will be denominated in RMB, the existing and any future restrictions on currency exchange may limit the Group's ability to utilize revenues generated in RMB to fund the Group's business activities outside of the PRC, if any, or expenditures denominated in foreign currencies.

Share-based compensation	12 Months Ended
Jun. 30, 2012
Share-Based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.	Share-based compensation

On June 30, 2007, the Company adopted a new share incentive plan (the "2007 Share Incentive Plan"). Under the 2007 Share Incentive Plan, the Company may grant its employees, directors and consultants various types of awards including options to purchase ordinary shares of the Company, restricted shares or restricted share units. Up to 10% of the Company's outstanding ordinary shares will be reserved for issuance under the 2007 Share Incentive Plan. The term of each award under the 2007 Share Incentive Plan will be specified in the respective award agreement. For option awards, they are generally granted with an exercise price that cannot be less than the fair market value of the Company's share at the date of grant or at other prices as approved by the Compensation Committee of the Board. During the year ended June 30, 2008, 669,177 options were granted under the 2007 Share Incentive Plan. The following represents the vesting periods of these options that remain outstanding as of June 30, 2012:

Granted in fiscal 2008

Exercise price	Number of options Outstanding	Vesting period
US$

5.56	102,162	30% vested from the date of grant to December 31, 2008; 30% vested from January 1, 2009 to December 31, 2009; the remaining 40% vested from January 1, 2010 to December 31, 2010

On December 18, 2008, the Company adopted a new share incentive Plan (the "2008 Share Incentive Plan"). Under the 2008 Share Incentive Plan, the Company may grant its employees, directors and consultants various types of awards including options to purchase ordinary shares of the Company, restricted shares or restricted share units. Up to 5% of the Company's outstanding ordinary shares will be reserved for issuance under the 2008 Share Incentive Plan. The term of each award under the 2008 Share Incentive Plan will be specified in the respective award agreement. For option awards, they are generally granted with an exercise price that cannot be less than the fair market value of the Company's share at the date of grant or at other prices as approved by the Compensation Committee of the Board. 1,279,000 options were granted during the year ended June 30, 2009 under the 2008 Share Incentive Plan. During the year ended June 30, 2010, 420,000 options were granted under the 2008 Share Incentive Plan. The following represents the vesting periods of these options that remain outstanding as of June 30, 2012:

Granted in fiscal 2009

Exercise price	Number of options Outstanding	Vesting period
US$

2.6	345,950	30% vested from the date of grant to December 31, 2009; 30% vested from January 1, 2010 to December 31, 2010; the remaining 40% vested from January 1, 2011 to December 31, 2011

Granted in fiscal 2010

Exercise price	Number of options Outstanding	Vesting period
US$

4.0	10,000	30% vested from the date of grant to December 31, 2010; 30% vested from January 1, 2011 to December 31, 2011; the remaining 40% will vest from January 1, 2012 to December 31, 2012.

The options are granted under the following provisions: if the option holders terminated their services with the Group, the right to vest in the options granted will terminate effective as of the earlier of (i) when the written notice of termination of service is provided, or (ii) the date the option holders are no longer actively employed and physically present on the premises of the Group; once the options are vested, the option may be exercised in whole or in part, and must be exercised prior to the earlier of (i) one year following the termination of service with the Group by reason of death or disability; (ii) 90 days following the option holders' active employment or service with the Group for any reason other than death or disability; (iii) the fifth anniversary after each respective vesting date. If the termination of service is by reason of cause, the right to exercise the option will terminate concurrently with the termination of service; and the shares acquired upon exercise of the option cannot be sold or transferred during the 180-day period following the effective date of the Company's initial public offering.

The termination of the Equity Compensation Plan and the adoption of the 2008 Share Incentive Plan were accounted for as a modification.

Details of the option movements are included in the tables below.

The Company did not have other share-based compensation arrangements.

Share options activity

The Company's share option activities for the years ended June 30, 2010, 2011 and 2012 are set out below:

		Weighted	Weighted		Weighted
		averaged	average		average	Weighted
		exercise	remaining	Aggregate	intrinsic	average
	Options	price	contractual	intrinsic	value per	grant date
	outstanding	per share	life	value	share	fair value
		US$		US$	US$	US$

Outstanding at July 1, 2009	3,172,468		3
Granted pursuant to the 2008 Share Incentive Plan	420,000	4.5914		39,000	0.09	2.22
Forfeited during the year	(408,359)	3.9641		-	-	1.86
Exercised	(771,138)	2.0095		2,298,502	2.98	2.80

Outstanding at June 30, 2010	2,412,971		2
Forfeited during the year	(388,022)	3.2166		-	-	1.67
Exercised	(39,628)	1.4720		26,452	0.67	3.46

Outstanding at June 30, 2011	1,985,321		1
Forfeited during the year	(880,895)	4.2470		-	-	1.98
Exercised	(168,210)	1.4720		-	-	3.64

Outstanding at June 30, 2012	936,216		-

Vested and expected to vest
As of June 30, 2012	934,216	3.1231

As of June 30, 2011	1,713,821	3.5156

Exercisable
As of June 30, 2012	932,216	3.1298

As of June 30, 2011	1,566,321	3.5185

As of June 30, 2012, there was approximately RMB990,243 (US$155,870) of unrecognized compensation cost related to non-vested share options granted under the 2008 Share Incentive Plans, and is expected to be recognized in coming year. The total fair value of options vested during the years ended June 30, 2010, 2011 and 2012 was RMB10,395,821, RMB5,916,516, and RMB2,858,488 (US$449,943), respectively. For the year ended June 30, 2010, 2011 and 2012, the Company received RMB10,506,502, RMB386,458 and RMB1,572,428 (US$247,510) for exercises of options, respectively.

Apart from the Share Incentive Plans, the Company issued 150,000 ordinary shares to Jerry He, the former Chief Executive Officer of the Company with a grant date market value of US$2.44 per share, during the year ended June 30, 2011 at par value of US$0.00005 per share in exchange of employee services received. Share-based compensation of RMB2,429,120, which was measured as the difference between the market price of the shares at issuance date over the par value was recognized accordingly.

The total share-based compensation expenses in relation to options and shares granted recognized in the statements of operations for the years ended June 30, 2010, 2011 and 2012 was RMB10,395,821, RMB11,437,616, and RMB2,760,006 (US$434,441), respectively.

Other operating expenses	12 Months Ended
Jun. 30, 2012
Other Cost and Expense Disclosure, Operating [Abstract]
Other Operating Expense Disclosure [Text Block]
15.	Other operating expenses

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Continuing operations
Professional fee for disposal of ELP business	-	8,685,023	-	-
Fines	2,367,000	-	-	-
Impairment loss on other investment	-	-	1,081,000	170,156
Others	494,943	1,886,963	978,054	153,951

Total other operating expenses	2,861,943	10,571,986	2,059,054	324,107

Other operating income	12 Months Ended
Jun. 30, 2012
Other Operating Income [Abstract]
Other Operating Income [Text Block]
16.	Other operating income

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Continuing operations
Subsidy income	-	1,038,507	1,796,503	282,780
Rental income	-	787,060	8,539,236	1,344,127
Training camps and interest groups income	-	3,317,820	5,819,793	916,070
Other operating income	278,595	368,785	988,980	155,672
Gain on disposal of a subsidiary	-	-	302,004	47,537

	278,595	5,512,172	17,446,516	2,746,186

Other non-operating income (expenses)	12 Months Ended
Jun. 30, 2012
Other Income Disclosure, Nonoperating [Abstract]
Other Nonoperating Income By Component [Text Block]
17.	Other non-operating income (expenses)

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Continuing operations
Unrealized exchange gain (loss)	4,475,420	(2,717,886)	2,129,423	335,184
Others	1,486,929	1,538,027	2,632,915	414,435

	5,962,349	(1,179,859)	4,762,338	749,619

Income tax expenses	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
18.	Income tax expenses

The Company is incorporated in the Cayman Islands but has its principal operations in the PRC through its PRC subsidiaries.

Cayman Islands and British Virgin Islands

The Company and Bright Sound Limited were incorporated in the Cayman Islands and BVI, respectively, and are not subject to the income tax. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands or BVI withholding tax will be imposed.

PRC

Prior to January 1, 2008, pursuant to the PRC income tax laws, the Company's subsidiaries and VIE are generally subject to Foreign Enterprise Income Taxes ("FEIT") at a statutory rate of 33%. Some of these subsidiaries are located in the Shenzhen Special Economic Zone and under PRC income taxes laws, they are subject to a preferential tax rate of 15%. In addition, some of the Company's subsidiaries are under PRC income tax laws entitled to a two years tax exemption followed by three years with a 50% reduction in the tax rate, commencing the first profitable year, after offsetting all unexpired tax losses carried forward from its first profit making year of operations (the "2-plus-3 Income Tax Holiday").

NETS and Bright Sound Electronic Technology (Shenzhen) Co., Ltd. ("BSTS") were established in the Shenzhen Special Economic Zone. They are entitled to 2-plus-3 Income Tax Holiday.

On January 1, 2008, the new PRC income tax laws became effective. The new law applies an uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. The new law provides a five-year transition period from its effective date for those enterprises which were established before the promulgation date of the new tax law and which were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. That is, the subject tax rate will be 22%, 24% and 25% for calendar years 2010, 2011 and 2012 thereafter, respectively for NETS and BSTS. In addition, under the new law, preferential tax treatment for key software enterprise tax benefit has been removed.

NETS and BSTS were exempted from FEIT for both calendar years ended December 31, 2007 and 2008 as 2009 was the first profit making year. And they were entitled to a 50% income tax relief for the calendar year ended December 31, 2009 (that is, a tax rate of 10% for the calendar year ended December 31, 2009). The 2-plus-3 Income Tax Holiday will then end in the calendar year 2011 for NETS and BSTS.

Chengdu Shidai Noah Education Software Co., Ltd. ("CDSD") was established in Chengdu High-Tech Economic Zone. They are recognized as key software companies and are entitled to exemption from FEIT for the 2-plus-3 Income Tax Holiday. However, CDSD is still required to make the FEIT payments, and subsequently apply for tax refund pursuant to the Key Software Enterprise Tax Benefit after the 2-plus-3 Income Tax Holiday expired. CDSD was exempted from FEIT for calendar year ended December 31, 2008 as 2008 was the first profit making year.

The other PRC subsidiaries are subject to the uniform income tax rate of 25%.

The Company's other subsidiaries in the PRC have minimal operations, and the Group had minimal operations in jurisdictions other than the PRC.

Uncertainties exist with respect to how the PRC's current income tax law applies to the Company's overall operations, and more specifically, with regard to tax residency status. The new tax law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for PRC income tax purposes if their place of effective management or control is within PRC. The Implementation Rules to the new tax law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Additional guidance is expected to be released by the PRC government in the near future that may clarify how to apply this new tax law to taxpayers. It is more-likely-than-not that the Company may be considered as a PRC tax resident. However, the Company was at a loss position as of the reporting periods. Therefore, the Company did not expect material PRC income tax exposure even it was characterized as a PRC tax resident.

For other legal entities organized outside of the PRC, the Company does not believe that they should be treated as residents for the new tax law's purposes. If any of these entities were characterized as a PRC tax resident, the impact would adversely affect the Company's operation.

Aggregate undistributed earnings of the Company's subsidiaries in the PRC that are available for distribution to the Company of approximately RMB257,298,185 (approximately US$40,500,265) at June 30, 2012 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. In an announcement formally made on February 22, 2008, the PRC authorities clarified that the distributions made out of undistributed earnings that arose prior to January 1, 2008 would not give rise to withholding tax.

Under US GAAP, deferred tax liability should be accounted for in respect of the undistributed earnings of the Company's financial interest in VIE affiliates and domestic subsidiaries. The Company believes that it is more likely than not that there is no deferred tax liability resulting from the undistributed earnings because the Company has means available under the PRC tax law to recover the investment in its consolidated VIE in a tax free manner.

The following table sets forth current income tax expenses of the Company's PRC subsidiaries, which were included in the consolidated statements for the periods presented:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Current tax	164,400	5,981,945	11,813,969	1,859,589
Deferred tax (credit)	-	237,513	(1,383,567)	(217,782)

	164,400	6,219,458	10,430,402	1,641,807

A reconciliation of income tax expense to the amount computed by applying the current tax rate to the loss before income taxes in the consolidated statements of operations were as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Loss before income tax	(10,698,770)	(19,258,073)	(37,248,196)	(5,863,088)
Tax at the domestic income tax rate of 25%	(2,674,693)	(4,814,518)	(9,312,049)	(1,465,772)
Tax effect of income that are not taxable:
Allowance for research and development	(206,432)	(156)	(1,399)	(220)
Other non-taxable income	-	(6,115)	(1,128,524)	(177,636)
Tax effect of expenses that are not deductible:
Impairment loss of goodwill	-	-	14,348,467	2,258,534
Other non-deductible expenses	5,111	2,042,464	1,873,323	294,872
Effect of tax holidays and tax concessions:
Preferential tax treatment	(2,864,990)	-	-	-
2-plus-3 Income Tax Holiday	-	(1,756,754)	(1,290,674)	(203,160)
Change in valuation allowance	3,965,647	5,119,999	2,883,211	453,834
Effect of changes in enacted tax law and rates	-	(73,969)	-	-
Underprovision in prior years	-	-	1,374,610	216,372
Effect of loss of the Company and subsidiaries not subject to tax in other jurisdictions	1,966,423	5,051,879	2,117,135	333,250
Others	(26,666)	656,628	(433,698)	(68,267)

	164,400	6,219,458	10,430,402	1,641,807

The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

The aggregate effect	2,864,990	1,756,754	1,290,674	203,160
Per share effect - basic	0.07	0.05	0.04	0.006
Per share effect - diluted	0.07	0.05	0.04	0.006

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it is concluded that there are no significant uncertain tax positions or unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Group does not anticipate any significant increases or decrease to its liabilities for unrecognized tax benefit within the next twelve months. The Group classifies interest and/or penalties related to income tax matters in income tax expense. The tax positions for the years 2007 to 2012 may be subject to examination by the PRC tax authorities.

Significant components of deferred tax assets and liabilities:

	Years ended June 30,
	2011	2012	2012
	RMB	RMB	US$

Tax loss carried forwards	24,721,823	21,015,447	3,307,956
Future deductible expenditure	8,243,306	8,243,306	1,297,545
Fair value change of property, plant and equipment	-	298,831	47,038
Allowance for doubtful debts	3,694,485	2,481,580	390,616

Total deferred tax assets	36,659,614	32,039,164	5,043,155
Less: valuation allowance	(36,659,614)	(31,740,333)	(4,996,117)

Total net deferred tax assets (non-current)	-	298,831	47,038

Deferred tax liabilities:
Property, plant and equipment and intangible assets (non-current)	4,589,541	7,585,920	1,194,069

Movement of valuation allowances:
	As of June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

At the beginning of year	38,549,999	57,861,224	36,659,614	5,770,441
Current year addition	19,311,225	12,495,012	2,883,211	453,835
Tax loss expired	-	-	(7,802,492)	(1,228,159)
Disposal of ELP business	-	(33,696,622)	-	-

At the end of year	57,861,224	36,659,614	31,740,333	4,996,117

Valuation allowances have been provided on the deferred tax assets because the Company believes that it is not more likely than not that the assets will be utilized. As of June 30, 2011 and 2012, valuation allowances were provided for the deferred tax assets relating to the future benefit of net operating loss carry forward as the management determines that the utilization of those net operating loss carry forward not more likely than not. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur. Tax losses carry forward in the amount of approximately RMB55,339,193, RMB24,721,823, and RMB21,015,447 (US$3,307,956) incurred in the years ended June 30, 2010, 2011 and 2012 respectively, will expire in the years ended June 30, 2014, 2015 and 2016, respectively.

Net income (loss) per share	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
19.	Net income (loss) per share

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	As of June 30,
	2010	2011	2012
Weighted average ordinary shares outstanding used in computing basic income per share	38,327,047	36,856,451	36,519,353
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	874,342	235,021	68,724

Shares used in calculating diluted income per share	39,201,389	37,091,472	36,588,077

	Year ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net income (loss) per share:

From continuing and discontinued operations
Basic	0.15	(11.16)	(1.47)	(0.23)
Diluted	0.15	(11.16)	(1.47)	(0.23)

From continuing operations
Basic	(0.28)	(0.78)	(1.47)	(0.23)
Diluted	(0.28)	(0.78)	(1.47)	(0.23)

From discontinued operations
Basic	0.43	(10.38)	-	-
Diluted	0.42	(10.38)	-	-

The Company had securities which could potentially dilute basic income per share in the future, but which were excluded from the computation of diluted net income per share in the periods presented, as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	As of June 30,
	2010	2011	2012

Share options	889,597	1,502,621	936,216

Related party balances and transactions	12 Months Ended
Jun. 30, 2012
Related Party Balances and Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
20.	Related party balances and transactions

The balances and transactions with these related parties for the years ended June 30, 2010, 2011 and 2012 are as follows:

Name of related party	Relationship with the group

First Win Technologies Ltd.	Company controlled by Tang Ben Guo

(1)	Balances with its related parties

		As of June 30,
	Name of related party	2011	2012	2012
		RMB	RMB	US$

Related party receivables	First Win Technologies Ltd.	47,532,200	-	-

The amount is unsecured, interest free and are repayable on demand. It represents third installment of consideration receivable from First Win Technologies Ltd. for disposal of ELP business as disclosed in note 11. The balance was fully settled on December 31, 2011.

(2)	As set out in note 1, Animation Digital and Wentai Education granted loans in the amounts of RMB2.8 million and RMB30 million to the shareholders of Leisen Education and Wentai Investment, respectively, who are also shareholders of the Company, to fund the capital contributions to Leisen Education and Wentai Investment. These loans were eliminated with the capital of Leisen Education and Wentai Investment during consolidation.

(3)	Other than the disposal of ELP business to First Win Technologies Ltd. at consideration of RMB87,532,000 during fiscal 2011 as disclosed in note 11 to the consolidated financial statements there is no significant related party transaction for the years ended June 30, 2010, 2011 and 2012.

Commitments and contingencies	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
21.	Commitments and contingencies

Commitments

As of June 30, 2012, the Company had commitments under non-cancelable operating leases for office facilities, contracts for marketing expenses and acquisition agreement for Yuanbo Education Group. Future payments at June 30, 2012, by year end are as follows:

	Operating
	lease
	for office	Management
	facilities	fee	Total	Total
			RMB	USD

2013	8,328,732	5,005,671	13,334,403	2,098,914
2014	7,508,857	5,182,187	12,691,044	1,997,646
2015	5,560,947	3,213,363	8,774,310	1,381,129
2016	5,404,217	2,899,432	8,303,649	1,307,044
2017	5,035,059	5,212,136	10,247,195	1,612,969
Thereafter	34,634,211	85,599,618	120,233,829	18,925,520

	66,472,023	107,112,407	173,584,430	27,323,222

The Group incurred rental expenses under operating leases of RMB7,152,204, RMB7,949,877 and RMB8,405,919 (US$1,323,142) for the years ended June 30, 2010, 2011 and 2012, respectively.

Other contingency

The Group has not made adequate social welfare payments as required under applicable PRC labor laws. Accrual for the amounts under-paid has been made in the reported periods and amounted to RMB2,399,976 and RMB2,711,985 (US$426,883) as of June 30, 2011 and 2012, respectively. However, accrual for the penalties that may be imposed by the relevant PRC government authorities has not been made in the financial statements as management considered that it is not probable the relevant PRC government authorities will impose any penalty at all. Should the PRC government decide to assess penalty, the amount is estimated to be approximately RMB3,318,000 and RMB1,181,265 (US$185,938) as of June 30, 2011 and 2012, respectively.

Statutory reserves	12 Months Ended
Jun. 30, 2012
Statutory Reserves [Abstract]
Statutory Reserves [Text Block]
22.	Statutory reserves

The Group's subsidiaries incorporated in the PRC are required to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations ("PRC GAAP") to statutory surplus reserve and statutory public welfare fund whenever dividends are declared by these PRC subsidiaries.

The statutory surplus reserve can be used to increase the registered capital and eliminate future losses of the companies. It cannot be distributed to shareholders except in the event of a solvent liquidation of the companies. The Group's subsidiaries are required to appropriate 10% of their profit after income tax calculated in accordance with the PRC accounting standard and system to the statutory surplus reserve until the balance reaches 50% of their respective registered capital, where further appropriation, will be at their directors' recommendation. The statutory surplus reserve balance as of June 30, 2011 and 2012, were RMB1,028,031 and RMB1,226,074 (US$192,991), respectively.

The statutory welfare public reserve can only be used for the collective benefits and facilities of the employees. The Group's subsidiaries are required to appropriate certain of their profit after income tax calculated in accordance with the PRC accounting standard and system to the statutory welfare public reserve. The percentage of appropriation will be at their directors' recommendation. No appropriation was made during the report periods.

These reserves represents appropriations of retained earnings determined according to PRC law and may not be distributable.

In addition to these reserves, the registered capital of the Company's PRC subsidiaries are also restricted. The total amount of the restricted capital and reserves as of June 30, 2011 and 2012 amounted to RMB494,127,942 and RMB583,717,842 (US$91,880,677), respectively.

Segment information	12 Months Ended
Jun. 30, 2012
Segment Information [Abstract]
Segment Reporting Disclosure [Text Block]
23.	Segment information

Operating segments are defined as components of an enterprise that engage in business activities for which separate information is available and evaluated by the chief operating decision maker.

The Group operates and manages its business in three operating segments, Little New Star, Wentai and Yuanbo. Little New Star segment mainly provides English language training services to children through its directly-owned training centers and franchised training centers based in Changsha. Wentai segment mainly focusing on providing early childhood, primary and secondary education services in the PRC. Yuanbo segment mainly focusing on providing early childhood education service in the PRC.

The Group's chief operating decision maker ("CODM") has been identified as Chief Executive Officer and the senior management, including the President, Vice Presidents and Chief Finance Officer, who reviews operating result of respective operating segments separately to allocate resources and assess performance of the Group.

	Little New Star			Wentai			Yuanbo			Corporate			Consolidated
	For the year ended June 30,			For the year ended June 30,			For the year ended June 30,			For the year ended June 30,			For the year ended June 30,
	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net revenue - external	39,897,671	41,590,668	48,027,719	-	51,884,191	80,684,016	-	-	34,310,586	-	-	-	39,897,671	93,474,859	163,022,321
Cost of revenue	(18,493,517)	(16,866,904)	(19,139,829)	-	(26,458,614)	(45,158,120)	-	-	(22,079,439)	-	-	-	(18,493,517)	(43,325,518)	(86,377,388)

Gross profits	21,404,154	24,723,764	28,887,890	-	25,425,577	35,525,896	-	-	12,231,147	-	-	-	21,404,154	50,149,341	76,644,933
Other operating expenses	(12,549,389)	(15,049,188)	(20,578,190)	-	(15,073,206)	(25,673,256)	-	-	(7,700,376)	(37,473,806)	(46,598,026)	(83,979,544)	(50,023,195)	(76,720,420)	(137,931,366)
Non-operating expenses	34,289	(5,862,932)	466,067	-	2,553,039	5,478,323	-	-	2,847,473	17,885,982	10,622,899	15,246,374	17,920,271	7,313,006	24,038,237
Income tax expenses	(164,400)	(1,519,494)	(1,933,520)	-	(4,699,964)	(4,744,925)	-	-	(2,225,145)	-	-	(1,526,812)	(164,400)	(6,219,458)	(10,430,402)

Net income (loss) from continuing operations	8,724,654	2,292,150	6,842,247	-	8,205,446	10,586,038	-	-	5,153,099	(19,587,824)	(35,975,127)	(70,259,982)	(10,863,170)	(25,477,531)	(47,678,598)

Acquisition of property, plant and equipment	(2,106,918)	(4,813,177)	(3,308,698)	-	(7,814,626)	(13,235,170)	-	-	(7,440,136)	(11,574,791)	(10,463,955)	(3,155,739)	(13,681,709)	(23,091,758)	(27,139,743)
Acquisition of intangible assets	(2,700,000)	-	-	-	-	-	-	-	-	(1,425,773)	(1,545,725)	-	(4,125,773)	(1,545,725)	-
Acquisition of available-for-sale investment	-	-	-	-	-	-	-	-	-	(20,480,700)	-	-	(20,480,700)	-	-
Amortization of intangible assets	1,369,709	1,500,292	1,480,000	-	1,980,764	2,160,835	-	-	1,063,012	2,513,727	1,578,490	-	3,883,436	5,059,546	4,703,847
Depreciation of property, plant and equipment	1,218,480	1,599,769	2,360,147	-	4,415,819	8,733,918	-	-	3,462,667	6,728,078	8,260,826	8,665,658	7,946,558	14,276,414	23,222,390
Allowance for doubtful debts	-	-	53,000	-	-	-	-	-	-	-	-	530,753	-	-	583,753
Loss on disposal of property, plant and equipment	-	-	55,956	-	-	-	-	-	-	-	-	4,439	-	-	60,395
Impairment loss on intangible assets	-	-	3,000,000	-	-	-	-	-	-	-	942,678	-	-	942,678	3,000,000

Segment assets	80,584,593	88,820,441	74,168,991	-	178,855,208	180,687,091	-	-	121,087,317	731,268,850	619,836,322	501,044,319	811,853,443	887,511,971	876,987,718

Segment liabilities	19,872,084	22,871,555	22,997,214	-	31,421,494	41,214,161	-	-	10,831,078	39,345,869	19,076,371	17,242,672	59,217,953	73,369,420	92,285,125

There were no inter-segment sales for the years ended June 30, 2010, 2011 and 2012.

Geographical disclosures: the Group mainly operates in the PRC and in 2010, 2011 and 2012, no single country other than the mainland China accounted for 10% or more of the Company's consolidated net revenue. In addition, all the identifiable assets of the Company are located in the PRC.

Major customers: there are no single customers who contributed for 10% or more of the Group's net revenue for the years ended June 30, 2010, 2011 and 2012.

Product groups: Included in the discontinued operations, the Group previously sold specialty handheld electronic learning devices, which included digital learning devices and e-dictionaries, that were similar in nature, had similar production process, had similar type of customers and utilized the same distribution method, as discrete financial information was not available for the Group's operations of prepaid cards and software; they are considered to be service lines instead of segment.

Apart from electronic learning devices, the Group also provides education services, which include supplement English Training, kindergartens and primary and secondary schools. As discrete financial information was not available for the Group's operations of these products groups, they are considered to be services lines instead of segment.

Revenue from these product groups or services lines are as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Discontinued operations
Electronic learning devices	640,390,206	204,712,282	-	-
Software	-	6,820,572	-	-

	640,390,206	211,532,854	-	-

Continuing operations
Supplemental English Training	36,068,515	33,134,682	35,922,056	5,654,345
Kindergartens	3,829,156	25,957,961	82,139,664	12,929,272
Primary and Secondary Schools	-	34,382,216	44,960,601	7,077,066

	39,897,671	93,474,859	163,022,321	25,660,683

	680,287,877	305,007,713	163,022,321	25,660,683

Subsequent event	12 Months Ended
Jun. 30, 2012
Subsequent Event [Abstract]
Subsequent Events [Text Block]
24.	Subsequent events

In August 2012, Yuanbo Education, one of the brands operated by Noah, has signed definitive agreements to acquire 100% interest of Dai Dai Kang Enterprise Management Consulting Co., Ltd., and Hangzhou Xiaoxiao Kids Art and Education Consulting Co., Ltd., for a total consideration of RMB48.1million (US$7.6 million). The transactions are expected to close by early November 2012, and will be subject to customary closing conditions, including regulatory approvals.

SCHEDULE 1	12 Months Ended
Jun. 30, 2012
Note To Schedule 1 [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOAH EDUCATION HOLDINGS LIMITED
BALANCE SHEETS

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	67,509,322	47,996,131	7,554,877
Amounts due from subsidiaries	137,550,433	188,283,453	29,636,936
Amounts due from a related party	47,532,200	-	-
Prepaid expenses and other current assets	954,470	432,509	68,079

Total current assets	253,546,425	236,712,093	37,259,892
Investments in subsidiaries	516,032,897	472,757,114	74,414,782
Investments	12,943,200	10,929,427	1,720,357

Total assets	782,522,522	720,398,634	113,395,031

Liabilities and Shareholders' Equity
Current Liabilities
Other payables and accruals	8,856,690	2,380,545	374,712
Deferred revenue	1,386,631	1,355,198	213,316

Total current liabilities	10,243,321	3,735,743	588,028

Non-current Liability
Deferred revenue	3,120,278	1,694,212	266,679

Total liabilities	13,363,599	5,429,955	854,707

Shareholders' Equity
Ordinary shares, US$0.00005 par value; 1,000,000,000 shares authorized as of June 30, 2011 and 2012; 36,427,851 and 36,569,866 shares issued and outstanding as of June 30, 2011 and 2012 respectively	14,799	14,843	2,336
Additional paid-in capital	1,042,785,726	1,046,863,605	164,782,560
Accumulated other comprehensive loss	(119,328,924)	(124,039,206)	(19,524,510)
Accumulated losses	(154,312,678)	(207,870,563)	(32,720,062)

Total shareholders' equity	769,158,923	714,968,679	112,540,324

Total liabilities and shareholders' equity	782,522,522	720,398,634	113,395,031

NOAH EDUCATION HOLDINGS LIMITED
STATEMENTS OF INCOME

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

General and administrative expenses	(15,757,634)	(16,074,443)	(9,291,827)	(1,462,589)
Other operating expenses	-	(9,225,574)	(465,856)	(73,328)

Operating loss	(15,757,634)	(25,300,017)	(9,757,683)	(1,535,917)
Investment income (loss)	1,135,078	(3,397,269)	(809,270)	(127,384)
Interest income	669	674	176,203	27,735
Non-operating income	5,597,938	1,538,027	1,470,767	231,508
Loss on disposal of ELP business	-	(486,628,367)	-	-

Loss before income tax	(9,023,949)	(513,786,952)	(8,919,983)	(1,404,058)
Income tax expenses	-	-	-	-

Loss after tax	(9,023,949)	(513,786,952)	(8,919,983)	(1,404,058)
Share of net profits (loss) of subsidiaries, net of taxes	14,683,774	102,449,908	(44,637,902)	(7,026,271)

Net income (loss)	5,659,825	(411,337,044)	(53,557,885)	(8,430,329)

NOAH EDUCATION HOLDINGS LIMITED
STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME

				Accumulated
			Additional	Other	Accumulated	Total
	Ordinary shares		paid-in	comprehensive	Income	shareholders'	Comprehensive
	Share	Amount	capital	(losses)	loss	Equity	income (loss)
		RMB	RMB	RMB	RMB	RMB	RMB

As of July 1, 2009	35,589,120	14,504	1,029,778,033	(93,632,438)	250,934,118	1,187,094,217
Issue of shares	2,647,743	905	37,384,095	-	-	37,385,000
Share repurchase	(1,394,300)	(477)	(38,698,132)	-	-	(38,698,609)
Exercise of share options	771,138	263	10,506,239	-	-	10,506,502
Net income	-	-	-	-	5,659,825	5,659,825	5,659,825
Share-based compensation	-	-	10,395,821	-	-	10,395,821
Cumulative translation adjustment, net of tax	-	-	-	(4,714,440)	-	(4,714,440)	(4,714,440)
Unrealized gain on available-for-sale investment, net of tax	-	-	-	9,395,254	-	9,395,254	9,395,254

As of June 30, 2010	37,613,701	15,195	1,049,366,056	(88,951,624)	256,593,943	1,217,023,570	10,340,639

Issue of shares as employee compensation	150,000	49	2,429,120	-	-	2,429,169
Share repurchase	(1,375,478)	(458)	(18,404,391)	-	-	(18,404,849)
Exercise of share options	39,628	13	386,445	-	-	386,458
Net loss	-	-	-	-	(411,337,044)	(411,337,044)	(411,337,044)
Share-based compensation	-	-	9,008,496	-	-	9,008,496
Cumulative translation adjustment, net of tax	-	-	-	(36,155,598)	-	(36,155,598)	(36,155,598)
Unrealized loss on available-for-sale investment, net of tax	-	-	-	(12,523,254)	-	(12,523,254)	(12,523,254)
Disposal of subsidiaries	-	-	-	18,301,552	-	18,301,552
Acquisition of subsidiaries	-	-	-	-	430,423	430,423	18,301,552

As of June 30, 2011	36,427,851	14,799	1,042,785,726	(119,328,924)	(154,312,678)	769,158,923	(441,714,344)

Issue of shares as employee compensation
Share repurchase	(26,195)	(9)	(254,502)	-	-	(254,511)
Exercise of share options	168,210	53	1,572,375	-	-	1,572,428
Net loss	-	-	-	-	(53,557,885)	(53,557,885)	(53,557,885)
Share-based compensation	-	-	2,760,006	-	-	2,760,006
Cumulative translation adjustment, net of tax	-	-	-	(3,899,857)	-	(3,899,857)	(3,899,857)
Unrealized loss on available-for-sale investment, net of tax	-	-	-	(810,425)	-	(810,425)	(810,425)

As of June 30, 2012	36,569,866	14,843	1,046,863,605	(124,039,206)	(207,870,563)	714,968,679	(58,268,167)

As of June 30, 2012 (US$)		2,336	164,782,560	(19,524,509)	(32,720,063)	112,540,324	(9,171,756)

NOAH EDUCATION HOLDINGS LIMITED
STATEMENTS OF CASH FLOWS

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income (loss)	5,659,825	(411,337,044)	(53,557,885)	(8,430,329)
Adjustments to reconcile net income to net cash used in operating activities:
Share of net (loss) profits of subsidiaries	(14,683,774)	(102,449,908)	44,637,902	7,026,271
Gain on trading investments, net	(868,255)	(653,861)	-	-
Impairment loss on other investment	-	4,409,508	809,270	127,384
Share-based compensation	10,395,821	11,437,616	2,760,006	434,441
Loss on disposal of ELP business	-	486,628,367	-	-
Changes in current assets and liabilities:
Trading investments	3,354,018	6,147,040	-	-
Prepaid expenses and other current assets	(2,640,603)	2,110,219	521,961	82,160
Other payables and accruals	(493,509)	(14,016,572)	(6,476,145)	(1,019,384)
Deferred revenue	(1,459,299)	(1,727,027)	(1,457,499)	(229,419)

Net cash used in operating activities	(735,776)	(19,451,662)	(12,762,390)	(2,008,876)

Cash flows from investing activities:
Deposit for investment	18,581,952	-	-	-

Amount paid for acquisition of Little New Star Education Group	(33,000,000)	-	-	-
Repayment from subsidiaries	76,831,395	(270,609)	-	-
Disposal of subsidiaries	-	40,000,000	-	-
Acquisition of held-to-maturity investments	(20,480,700)	-	-	-

Net cash provided by investing activities	41,932,647	39,729,391	-	-

Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	-	49	-	-
Proceeds from exercise of share options	10,506,502	386,458	1,572,428	247,510
Shares repurchase	(38,698,609)	(18,404,849)	(254,511)	(40,062)

Net cash (used in) provided by financing activities	(28,192,107)	(18,018,342)	1,317,917	207,448

Net increase (decrease) in cash and cash equivalents	13,004,764	2,259,387	(11,444,473)	(1,801,428)
Effect of exchange rate changes on cash and cash equivalents	(10,309,175)	(8,040,649)	(8,068,718)	(1,270,064)
Cash and cash equivalents at the beginning of year	70,594,995	73,290,584	67,509,322	10,626,369

Cash and cash equivalents at the end of year	73,290,584	67,509,322	47,996,131	7,554,877

NOAH EDUCATION HOLDINGS LIMITED
NOTE TO SCHEDULE 1

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year. As of June 30, 2011 and 2012, RMB494,127,942 and RMB583,717,942 (US$91,880,677) of the restricted capital and reserves are not available for distribution, respectively, and as such, the condensed financial information of the Company has been presented for the years ended June 30, 2010, 2011 and 2012.

Summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
(a)	Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").

Consolidation, Policy [Policy Text Block]
(b)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs. The Company's subsidiaries have entered into contractual arrangements with the VIEs and its shareholder, which enables the Company to (1) have power to direct activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs' financial results of operations, assets and liabilities in the Company have consolidated financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
(c)	Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Group evaluates its estimates, including valuation allowance of deferred tax assets and valuation of goodwill and intangible assets. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(d)	Foreign currency translation

The functional currency of the Company is the United States dollar ("US$"). Assets and liabilities are translated at the exchange rates prevailing on the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statement of shareholders'' equity and comprehensive income. The Group has chosen the Renminbi ("RMB") as its reporting currency.

The functional currency of the Company''s subsidiaries is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing on the dates of the transactions. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of operations.

The translations of RMB amounts as of and for the year ended June 30, 2012 into US$ are included solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.3530, representing the noon buying rate in the City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on June 30, 2012. This convenience translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.

Cash and Cash Equivalents, Policy [Policy Text Block]
(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and which have maturities of three months or less from the date of deposit.

Short-Term Bank Deposits [Policy Text Block]
(f)	Short-term bank deposits

Short-term bank deposits are cash in bank which have maturities of more than three months but less than one year from the date of deposit.

Investment, Policy [Policy Text Block]
(g)	Investments

Investments represent the Group''s investments in equity securities and or unlisted investment fund, and are classified as trading investments, held-to-maturity investment, available-for-sale investment or investments at cost. Investments in equity securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities are classified as available-for-sale securities. Investments in unlisted investment fund are classified as held-to-maturity and measured at amortised cost only if the Group has the positive intent and ability to hold those investments fund to maturity. Investments classified as trading investments are recorded at fair value with unrealized holding gains and losses recorded in the net income. The fair value of the Group''s investments classified as trading is based on the quoted market price on the last business day of the fiscal year. Available-for-sale investment is recorded at fair value with unrealized changes in fair value recorded in the accumulative other comprehensive income. The fair value of Group''s available-for-sale investment is determined by applying combination of income and market approach, based on a number of unobservable input.

For unlisted investment fund classified as held-to-maturity measured at amortised cost, the Group needs to determine whether a decline in fair value below the amortized cost basis is other than temporary. If the decline in fair value is judged to be other than temporary, the cost basis of the unlisted investment fund shall be written down to fair value as a new cost basis and the amount of the written down shall be included in earnings.

The Group''s investments in non-marketable equity securities for which the Group does not have the ability to exercise significant influence or control are accounted for using the cost method. Dividends and other distributions of earnings from investees, if any, are included in income when declared. The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of operations.

Inventory, Policy [Policy Text Block]
(h)	Inventories

Inventories are stated at the lower of cost and market value. Cost is calculated using the weighted average method. The Group estimates the write-down of excessive, slow moving and obsolete inventories as well as inventory whose carrying value is in excess of market value.

Property, Plant and Equipment, Policy [Policy Text Block]
(i)	Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and any identified impairment loss.

Depreciation is calculated on a straight-line basis over the following estimated useful lives after taking into account the residual values. Estimated useful lives are:

Buildings	20 years
Leasehold improvements	Shorter of term of the lease or 5 years
Office equipment	5 years
Computer equipment	3 - 5 years
Motor vehicles	5 years

The asset''s residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.

The Group reassesses annually the residual values and the useful life of the property, plant and equipment and if the expectation differs from the original estimate, such difference will impact the depreciation in the year in which such estimate has been changed.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
(j)	Intangible assets

Acquired intangible assets includes patents, trademarks, licenses, mini lamb video series, franchises agreement, non-competition agreement, preferential leasing contracts and copyrights are measured initially at cost and amortized on as straight-line basis over their estimated useful lives.

The Company is currently amortizing its acquired intangible assets with definite lives over periods ranging from 1 to 19 years.

Intangible assets with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.

An impairment loss of nil, RMB942,678 and RMB3,000,000 (US$472,218) on intangible assets was recognized for continuing operations during the years ended June 30, 2010, 2011 and 2012, respectively.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(k)	Impairment of long-lived assets

The Group reviews property, plant, and equipment and certain identifiable intangibles, excluding goodwill, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amount to future undiscounted cash flows the assets are expected to generate. If property, plant, and equipment and certain identifiable intangibles are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the assets exceeds its fair market value.

No impairment of property, plant and equipment was recognized for the years ended June 30, 2010, 2011 and 2012.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
(l)	Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise.

Goodwill impairment is tested using a two-step approach. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step is not required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of the reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purpose of evaluating goodwill impairment and does not result in an entry to implied fair value of goodwill.

The Group typically performs its annual goodwill impairment test at year-end. During the fourth quarter of fiscal 2012, as a result of the effects of weakening market conditions on the Group's forecasts and a sustained, significant decline in the Group's market capitalization to a level lower than its net book value, the Group concluded that impairment triggering events existed and performed a goodwill impairment analysis.

The Group has three operating segments and three reporting units, Little New Star, Wentai and Yuanbo. The Group estimated the fair values of its reporting units using discounted cash flows under the income approach. Use of the income approach requires significant management judgment and estimates, including key assumptions used in forecasts of future operating results, discount rates, and expected future growth rates.

The Group determined the fair value of Yuanbo significantly exceeded their carrying amounts. Therefore, no goodwill impairment was recognized on Yuanbo. The Group determined the fair values of Little New Star and Wentai were less than the carrying value. Accordingly, the Group performed the second step of the impairment test to determine the implied fair value of goodwill, which required the Group to allocate the fair values of Little New Star and Wentai determined in step one to all of the assets and liabilities, including any unrecognized intangible assets, of Little New Star and Wentai. As a result, the Group recognized an impairment charge of RMB57.4 million (US$9.0 million) for the year ended June 30, 2012. Accumulated goodwill impairment were nil and RMB57.4 million (US$9.0 million) as of June 30, 2011 and 2012, respectively.

The change in the carrying amount of goodwill by segments for the years ended June 30, 2011 and 2012 is as follows:

	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB

Balances as of July 1, 2010	56,597,146	-	-	56,597,146
Additions from business acquisition (note 10.2(a) & (b))	-	46,428,415	-	46,428,415
As of June 30, 2011 and July 1, 2011	56,597,146	46,428,415	-	103,025,561
Additions from business acquisition (note 10.3)	-	-	11,107,118	11,107,118
Impairment on goodwill	(44,707,404)	(12,686,463)	-	(57,393,867)
As of June 30, 2012	11,889,742	33,741,952	11,107,118	56,738,812
Balance as of June 30, 2012 (US$)	1,871,516	5,311,184	1,748,327	8,931,027

The gross amount and accumulated impairment losses by segment as of June 30, 2011 and 2012 are as follows:
	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB
June 30, 2011
Goodwill, gross	56,597,146	46,428,415	-	103,025,561
Accumulated impairment loss	-	-	-	-
Balance as of June 30, 2011	56,597,146	46,428,415	-	103,025,561

	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB
June 30, 2012
Goodwill, gross	56,597,146	46,428,415	11,107,118	114,132,679
Accumulated impairment loss	(44,707,404)	(12,686,463)	-	(57,393,867)
Balance as of June 30, 2012	11,889,742	33,741,952	11,107,118	56,738,812
Balance as of June 30, 2012 (US$)	1,871,516	5,311,184	1,748,327	8,931,027

Fair Value of Financial Instruments, Policy [Policy Text Block]
(m)	Fair value of financial instruments

The Group's financial instruments consist primarily of cash and cash equivalents, short-term bank deposits, accounts receivables, related party receivables, investments, other current assets, accounts payable and other payables. The fair values of these financial instruments approximate their carrying amounts due to the short-term nature of these instruments.

Trading investments are recorded at its fair value, with reference to quoted prices in active markets.

The available-for-sale investment is recorded at its fair value, categorized into Level 3, derived from valuation techniques as discussed below.

Fair Value Hierarchy

The Company follows a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial Assets and Liabilities

Financial assets and liabilities measured at fair value on a recurring basis and investments are as follows:

Fair Value Measurements
at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Investments (note 4)	31,432,868	0	-	31,432,868

Liabilities:
Contingent consideration payable (note 10.3)	7,272,337	-	-	7,272,337

Fair Value Measurements
at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Investments (note 4)	62,946,641	-	-	62,946,641

Nonfinancial Assets

As discussed in Note 9, the Group recorded a charge for the impairment of intangible assets of RMB942,678 and RMB3,000,000 for year ended June 30, 2011 and 2012, respectively. As discussed in Note 2(l), the Group recorded a charge for the impairment of goodwill of nil and RMB57,393,867 for year ended June 30, 2011 and 2012, respectively. The fair value of the intangible assets and goodwill, was determined using level 3 inputs and the valuation techniques discussed in Note 9 and Note 2(l), respectively.

There were no impairment charges recorded for other long-lived assets and other indefinite-lived intangible assets for the year ended June 30, 2011 and 2012.

Revenue Recognition, Policy [Policy Text Block]
(n)	Revenue recognition

Revenue is only recognized when persuasive evidence of an arrangement exists, delivery has occurred provided that there are no significant post delivery obligations to the customers, the sale price is fixed or determinable, and collection is reasonably assured. If the arrangement is subject to customer acceptance, the revenue is deferred and recognized until acceptance occurs.

The Group generates its revenues from the following:

(i)	Tuition fee income

The Group provides private education services to private kindergartens, primary and secondary school students and English Language training to kids. The prepaid tuition fees are recorded as deferred revenue upon receiving the upfront cash payments, and recognized as revenue ratably over the course of the tuition programs.

(ii)	Franchising fee

The Group generates revenue by franchising schools under the brand name of Little New Star. Initial franchise fee represents provision of initial setup services. Initial franchising fee is recognized as revenue upon the opening of the schools as the initial franchising fees are non-refundable and the Group does not have significant continuing obligations related to the initial franchising fee after the schools are opened.

(iii)	Continuing support fee

The Group provides continuing supporting services to the franchise schools including marketing and advertising services. The continuing support fee is received upfront and the revenue is deferred and evenly recognized over the life period of the continuing supporting service agreement.

(iv)	Teaching materials

The Group''s teaching materials consist of textbooks and assisting teaching books and software. The Group considers its customers to be the franchised school operators and does not sell directly to end-users. Revenue from teaching materials is generally recognized when goods are delivered and title has passed to the franchised school operators and collectability is reasonably assured. No refund or return is allowed upon delivery of teaching materials to the franchised schools.

The Company''s subsidiaries are subject to value added tax ("VAT") of 17% on revenue from electronic learning devices and 13% on revenue from teaching materials or business tax ("BT") of 5% on the revenue earned for services rendered in the PRC.

Research, Development, and Computer Software, Policy [Policy Text Block]
(o)	Software development costs

Costs related to research and development are generally charged to expense as incurred. Capitalization of development costs for software to be sold or marketed begins when a product''s technological feasibility has been established. In most instances, the Group''s products are released soon after technological feasibility has been established. Therefore, costs incurred subsequent to achievement of technological feasibility are usually not significant, and generally all software development costs have been immediately expensed.

The Group expenses all internal software and website development costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software and websites content. Costs incurred during the application development stage are capitalized if material. All website and software development costs have been expensed as incurred as there were no significant costs incurred for development of internal software and website during the application development stage.

Advertising Costs, Policy [Policy Text Block]
(p)	Advertising costs

The Group expenses advertising costs as incurred.

Advertising costs of RMB336,804, RMB761,674 and RMB2,648,482 (US$416,887) were incurred and recognized in selling and marketing expenses for the years ended June 30, 2010, 2011 and 2012, respectively for continuing operations.

Cost Of Revenue, Policy [Policy Text Block]
(q)	Cost of revenue

Cost of sale of teaching materials consists primarily of cost of raw materials and other related incidental expenses which are directly attributable to the production of the course material designated to the training courses provided by the schools.

Cost of revenue for tuition fee income mainly consists primarily of labour cost, rental expenses, depreciation and other related cost to rendering these services.

Interest Income [Policy Text Block]
(r)	Interest income

Interest income from a financial asset is recognized when it is probable that the economic benefits will flow to the Group and the amount of income can be measured reliably. Interest income is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts the estimated future cash receipts through the expected life of the financial asset to that asset''s net carrying amount on initial recognition.

Interest income of RMB9,134,152, RMB1,880,147 and RMB1,402,253 (US$220,723) were recognized for the years ended June 30, 2010, 2011 and 2012, respectively.

Operating Leases, Policy [Policy Text Block]
(s)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Rentals payable under operating leases are charged to the statements of operations on a straight-line basis over the term of the relevant lease.

Retirement Benefit Costs, Policy [Policy Text Block]
(t)	Retirement benefit costs

The employees of the Group are members of state-managed retirement benefit schemes operated by the local governments. The Group is required to contribute a specified percentage of their payroll costs to the retirement benefit scheme to fund the benefits. The only obligation of the Group with respect to the retirement benefit scheme is to make the specified contributions. The total costs charged to the consolidated statements of income were RMB4,738,917, RMB6,169,297, and RMB10,628,770 (US$1,673,032) for the years ended June 30, 2010, 2011 and 2012, respectively, representing contributions payable to this scheme for the corresponding period.

Government Subsidies , Policy [Policy Text Block]
(u)	Government subsidies

The Group receives government subsidies to encourage school operation, as well as VAT refund to encourage development in software, which amounted to nil, RMB1,038,507 and RMB1,796,503 (US$282,780) for the years ended June 30, 2010, 2011 and 2012, respectively. The Company recorded the government subsidies as other operating income when all conditions to qualify for the receipt of the government subsidies have been met.

Income Tax, Policy [Policy Text Block]
(v)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits and penalties, if any, in income tax expenses.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(w)	Share-based compensation

The Company measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The fair value of stock options granted is determined using the Black-Scholes valuation model. The fair value of shares granted is determined as the market price of the shares at grant date.

The Company recognizes the compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period for each separately vesting portion of the award.

Comprehensive Income, Policy [Policy Text Block]
(x)	Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income is reported in the consolidated statement of shareholder's equity and comprehensive income (loss).

Accumulated other comprehensive income (loss) consists of the following:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Foreign currency translation, net of tax of nil and nil	(116,200,924)	(120,100,781)	(18,904,578)
Unrealized loss on available- for-sales investments, net of tax of nil and nil	(3,128,000)	(3,938,425)	(619,931)

Total	(119,328,924)	(124,039,206)	(19,524,509)

Earnings Per Share, Policy [Policy Text Block]
(y)	Net income (loss) per share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to Noah Education Holdings Ltd''s shareholders by the weighted average number of common shares outstanding during the year. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. The Company''s dilutive securities consist of outstanding share options. Certain common share equivalents (e.g. share options) are excluded from calculation of diluted net income (loss) per share as their effect is anti-dilutive.

Dividend Policy [Policy Text Block]
(z)	Dividend

Dividends are recognized when declared.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
(aa)	Concentration of credit risk

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Group has invested in financial products with a small number of financial institutions and these financial institutions also have high-credit ratings and quality.

The Group conducts credit evaluations of customers. The Group establishes an allowance for doubtful debts based upon estimates, factors surrounding the credit risk of specific customers and other information. As a result of the Group''s credit evaluation, allowance for doubtful debts was nil and RMB583,753 (US$91,886) as of June 30, 2011 and 2012, respectively. As of June 30, 2011 and 2012, there were 2 customers with total trade receivables balances, net of allowance, of RMB1,529,876 and RMB647,707 (US$101,952) who accounted for 10% or more of the Group''s accounts receivable, respectively.

Business Combinations Policy [Policy Text Block]
(ab)	Business combinations

Business combinations are recorded using the acquisition method of accounting. On July 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From July 1, 2009, the assets acquired, the liabilities assumed, and any non-controlling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business combination is measured at the fair value as of the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, from July 1, 2010 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in the consolidated statements of operations. For business acquired in the periods prior to July 1, 2009, contingent consideration was not recorded until the contingency was resolved.

Non Controlling Interest, Policy [Policy Text Block]
(ac)	Non-controlling interests

Non-controlling interests have been reported as the component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income for all periods presented.

Company information (Tables)	12 Months Ended
Jun. 30, 2012
Company Information [Abstract]
Schedule Of Subsidiary Financial Information For Variable Interest Entity [Table Text Block]
The financial information of the Company's VIEs and VIEs' subsidiaries as of June 30, 2011 and 2012 and for the years ended June 30, 2010, 2011 and 2012 is as follows.

	As of June 30,
	2011	2012
	RMB	RMB

Total assets	147,887,140	135,661,665
Total liabilities	83,743,672	80,308,583

	Year ended June 30,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	20,408,152	68,275,955	83,276,644
Net income	11,253,040	18,073,609	15,690,361
Net cash provided by (used in) operating activities	1,944,389	(1,900,731)	37,236,822
Net cash used in investing activities	(10,855)	(3,555,083)	(27,763,365)

Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Property Plant and Equipment Estimated Useful Lives [Table Text Block]	Estimated useful lives are:
Buildings	20 years
Leasehold improvements	Shorter of term of the lease or 5 years
Office equipment	5 years
Computer equipment	3 - 5 years
Motor vehicles	5 years

Schedule of Goodwill [Table Text Block]
The change in the carrying amount of goodwill by segments for the years ended June 30, 2011 and 2012 is as follows:

	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB

Balances as of July 1, 2010	56,597,146	-	-	56,597,146
Additions from business acquisition (note 10.2(a) & (b))	-	46,428,415	-	46,428,415
As of June 30, 2011 and July 1, 2011	56,597,146	46,428,415	-	103,025,561
Additions from business acquisition (note 10.3)	-	-	11,107,118	11,107,118
Impairment on goodwill	(44,707,404)	(12,686,463)	-	(57,393,867)
As of June 30, 2012	11,889,742	33,741,952	11,107,118	56,738,812
Balance as of June 30, 2012 (US$)	1,871,516	5,311,184	1,748,327	8,931,027

Goodwill and Accumulated Impairment Losses [Table Text Block]
The gross amount and accumulated impairment losses by segment as of June 30, 2011 and 2012 are as follows:
	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB
June 30, 2011
Goodwill, gross	56,597,146	46,428,415	-	103,025,561
Accumulated impairment loss	-	-	-	-
Balance as of June 30, 2011	56,597,146	46,428,415	-	103,025,561

	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB
June 30, 2012
Goodwill, gross	56,597,146	46,428,415	11,107,118	114,132,679
Accumulated impairment loss	(44,707,404)	(12,686,463)	-	(57,393,867)
Balance as of June 30, 2012	11,889,742	33,741,952	11,107,118	56,738,812
Balance as of June 30, 2012 (US$)	1,871,516	5,311,184	1,748,327	8,931,027

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Financial assets and liabilities measured at fair value on a recurring basis and investments are as follows:

Fair Value Measurements
at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Investments (note 4)	31,432,868	0	-	31,432,868

Liabilities:
Contingent consideration payable (note 10.3)	7,272,337	-	-	7,272,337

Fair Value Measurements
at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Investments (note 4)	62,946,641	-	-	62,946,641

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Accumulated other comprehensive income (loss) consists of the following:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Foreign currency translation, net of tax of nil and nil	(116,200,924)	(120,100,781)	(18,904,578)
Unrealized loss on available- for-sales investments, net of tax of nil and nil	(3,128,000)	(3,938,425)	(619,931)

Total	(119,328,924)	(124,039,206)	(19,524,509)

Investments (Tables)	12 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Investment [Table Text Block]
The Group's investments are classified into:
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Current:
Held-to-maturity investments (at cost less impairment)	50,003,441	20,503,441	3,227,364

Non-current:
Available-for-sale investment (at fair value) (Level 3)	10,525,471	9,715,046	1,529,206
Other investment (at cost less impairment)	2,417,729	8,046,381	1,266,548

	12,943,200	17,761,427	2,795,754

	62,946,641	38,264,868	6,023,118

Gain(Loss) on Trading Investment [Table Text Block]
Gain on trading investments has been included in investment income in the consolidated statements of income and is consisted of the following:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Realized gain	-	653,861	-	-
Unrealized gain	868,255	-	-	-
Total	868,255	653,861	-	-

Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
There has been no transfer between Level 1 and Level 2.

Available-for-sale
investment
RMB

Balance as at June 30, 2010 and July 1, 2010	23,048,725
Unrealized loss (note)	(12,523,254)
Balance as at June 30, 2011	10,525,471
Unrealized loss (note)	(810,425)
Balance as at June 30, 2012 (RMB)	9,715,046
Balance as at June 30, 2012 (US$)	1,529,206

Note:	Unrealized loss on available-for-sale investment at fair value has been included in the accumulated other comprehensive income in the consolidated statements of shareholders' equity and comprehensive income.

Accounts receivables, net of allowance (Tables)	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Accounts receivables	1,668,007	1,334,607	210,075
Less: allowance for doubtful debts	-	(583,753)	(91,886)
	1,668,007	750,854	118,189

Schedule Of Valuation Allowance For Accounts Notes Loans And Financing Receivable [Text Block]
The movements of the allowance for doubtful debts during the years are as follow:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Balance at the beginning of year	27,796,553	-	-
Additions	172,297,787	583,753	91,886
Recovered	(9,587,467)	-	-
Disposal of subsidiaries	(190,506,873)	-	-
Balance at the end of year	-	583,753	91,886

Inventories (Tables)	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consist of the following:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Raw materials	66,428	40,865	6,432
Work-in-progress	77	-	-
Finished goods	6,131,462	5,410,946	851,715
Inventories, net	6,197,967	5,451,811	858,147

Prepaid expenses and other current assets (Tables)	12 Months Ended
Jun. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Prepaid expenses and other current assets consist of the following:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Subsidy receivables	551,509	-	-
VAT recoverable	439,332	36,881	5,805
Advances to suppliers	341,621	233,835	36,807
Staff advances	1,550,623	9,506,022	1,496,304
Interest receivable	3,311	274,178	43,157
Rental deposits and prepayments	2,779,234	4,187,801	659,185
Others	6,917,838	5,559,649	875,123
	12,583,468	19,798,366	3,116,381

Property, plant and equipment, net (Tables)	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property Plant And Equipment Useful Lives [Text Block]
Property, plant and equipment consisted of the following:
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Buildings	136,785,227	136,815,777	21,535,617
Leasehold improvements	29,784,879	62,206,509	9,791,675
Office equipment	37,865,189	56,561,134	8,903,059
Computer equipment	875,639	1,590,335	250,328
Motor vehicles	8,413,853	12,765,415	2,009,352
	213,724,787	269,939,170	42,490,031
Less: accumulated depreciation and amortization	(41,803,839)	(85,461,554)	(13,452,157)
Property, plant and equipment, net	171,920,948	184,477,616	29,037,874

Intangible assets, net (Tables)	12 Months Ended
Jun. 30, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Cost:
Patents, trademark and licenses	17,170,000	37,070,000	5,835,038
Copyrights, mini lamb video and franchises agreement	21,700,000	21,700,000	3,415,709
Non-competition agreement	5,000,000	5,000,000	787,030
Preferential leasing contracts	-	17,600,000	2,770,345
Total	43,870,000	81,370,000	12,808,122

Accumulative amortization and impairment:
Patents, trademarks and licenses	(1,980,764)	(4,355,489)	(685,580)
Copyrights, mini lamb video and franchises agreement	(1,870,001)	(3,450,000)	(543,051)
Non-competition agreement	(1,000,000)	(3,900,000)	(613,883)
Preferential leasing contracts	-	(849,123)	(133,657)
Total	(4,850,765)	(12,554,612)	(1,976,171)
Intangible assets, net	39,019,235	68,815,388	10,831,951

Schedule Of Finite-Lived Intangible Assets Useful Life [Table Text Block]
Amortization is computed using the straight-line method over the intangible assets'' economic lives, (trademark with indefinite useful life acquired is not subject to amortization), as the following:

Patents and licenses	1 - 10 years
Copyrights, mini lamb video and franchises agreement	15 years
Non-competition agreement	10 years
Preferential leasing contracts	19 years

Schedule of Impaired Intangible Assets [Table Text Block]
For the year ended June 30, 2010, 2011 and 2012, the Group recorded an impairment loss of nil, RMB942,678 and RMB3,000,000 (US$472,218) on its intangible assets for the continuing operations, respectively, in connection with the assessment of mini lamb video and non-competition agreement, as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Research and development expenditures	-	792,049	-	-
General and administrative expenses	-	150,629	3,000,000	472,218
	-	942,678	3,000,000	472,218

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table represents the total estimated amortization expense of intangible assets for each of the next five years:

	RMB	US$
Year ending June 30,
-2013	4,407,626	693,787
-2014	4,407,626	693,787
-2015	4,170,404	656,446
-2016	4,150,959	653,386
-2017	4,150,959	653,386

Acquisitions (Tables)	12 Months Ended
Jun. 30, 2012
Little New Star Education Group [Member]
Fair Values Of Assets and Liabilities For Acquisition Of Business [Table Text Block]
The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date.

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash consideration
- deposit paid in fiscal 2009	21,582
- paid in fiscal 2010	10,844
- other payables in fiscal 2010	20,574
Share consideration	37,385
Fair value of total consideration transferred	90,385

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Copyrights, mini lamb video and franchises agreement	12,000	15 years
- Non-competition agreement	5,000	10 years
- Trademark	7,000	Indefinite
Cash and cash equivalent	6,359
Account receivables	54
Inventories	6,134
Other current assets	902
Fixed assets	15,792
Short term borrowings	(7,000)
Account payables	(2,140)
Advance from customers	(3,664)
Income tax payables	(394)
Other current liabilities	(3,444)
Deferred tax asset	926
Deferred tax liabilities	(3,737)
	33,788
Goodwill	56,597
Total identifiable net assets	90,385
Net cash outflow arising on acquisition in fiscal 2010
Cash consideration paid	10,844
Cash and cash equivalents acquired	(6,359)
	4,485

Acquisition Of Shenzhen Wentai Education Industry Development Co Ltd Member
Fair Values Of Assets and Liabilities For Acquisition Of Business [Table Text Block]
The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date, as well as the fair value at the acquisition date of the non-controlling interest in Wentai Education.

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash consideration
- deposit paid in fiscal 2010	4,200
- paid in fiscal 2011	120,800
- other payables in fiscal 2011	1,000
Fair value of total consideration transferred	126,000

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Patents, trademark and licenses	17,170	1-10 years
Cash and cash equivalents	110,619
Other receivables	6,003
Other current assets	4,276
Property, plant and equipment, net	28,965
Deferred revenue - current	(12,802)
Other current liabilities	(12,121)
Long-term bank borrowings	(1,500)
Deferred tax liabilities	(1,812)
Total identifiable net assets	138,798
Non-controlling interests	(41,639)
Goodwill	28,841
	126,000
Net cash outflow arising on acquisition in fiscal 2011
Cash consideration paid	120,800
Cash and cash equivalents acquired	(110,619)
	10,181

Future Results Of Operations Of Consolidated Enterprises [Table Text Block]
It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2009 and July 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

		Net income
	Revenues	(loss)
	RMB	RMB
The amount attributable to Wentai Education in the Group''s consolidated statement of operations for the year ended June 30, 2011	49,893,223	7,857,010
Supplemental pro forma for year ended June 30, 2010 (unaudited)	88,060,596	(3,028,404)
Supplemental pro forma for year ended June 30, 2011 (unaudited)	91,483,890	(29,170,237)

Acquisition Of Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member]
Fair Values Of Assets and Liabilities For Acquisition Of Business [Table Text Block]
The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in Yuanbo Education.

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash Consideration
- deposit paid in fiscal 2011	4,000
- cash paid in fiscal 2012	75,866
Contingent consideration payable	7,331
Less: call option value	(7,913)
Fair value of total consideration transferred	79,284

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Patents, trademark and licenses	19,900	1-10 years
- Preferential leasing contracts	17,600	19 years
Cash and cash equivalents	50,769
Property, plant and equipment, net	8,882
Other receivables	1,210
Other payables and other current liabilities	(6,282)
Deferred tax liabilities	(4,081)
	87,998
Non-controlling interest	(19,821)
Goodwill	11,107
Consideration	79,284

Net cash arising from acquisition:
- cash consideration paid in fiscal 2012	75,866
- cash and cash equivalent acquired	(50,769)
	25,097

Future Results Of Operations Of Consolidated Enterprises [Table Text Block]
It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2010 and July 1, 2011, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

		Net income
	Revenues	(loss)
	(unaudited)	(unaudited)
	RMB	RMB
The amount attributable to Yuanbo Education in the Group's consolidated statement of operations for the year ended June 30, 2012	34,310,588	5,094,435
Supplemental pro forma for year ended June 30, 2011	126,790,026	(26,609,909)
Supplemental pro forma for year ended June 30, 2012	163,022,321	(53,750,093)

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The movement of the contingent consideration payable during the year is as follows:

RMB

Fair value at acquisition date	7,331,002
Decrease in fair value during the year	(58,665)

Fair value as of June 30, 2012	7,272,337

Fair value as of June 30, 2012 (US$)	1,144,709

Changsha Kindergarten [Member]
Fair Values Of Assets and Liabilities For Acquisition Of Business [Table Text Block]
The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date.

At
acquisition
date
RMB'000
Consideration
Cash consideration
- paid in fiscal 2011	25,102
- other payables in fiscal 2011 (Note)	698
Fair value of total consideration transferred	25,800

Recognized amounts of identifiable assets acquired and liabilities assumed
Other receivables	8,485
Other current assets	237
Property, plant and equipment, net	7,327
Other payables	(3,195)
Other current liabilities	(4,361)
Deferred tax liabilities	(280)
8,213
Goodwill	17,587
25,800
Net cash outflow arising on acquisition:
Cash consideration paid in fiscal 2011	25,102

Note:	The consideration payable approximately of RMB 698,000 was settled in year ended June 30, 2012.

Future Results Of Operations Of Consolidated Enterprises [Table Text Block]
It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2009 and July 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

		Net income
	Revenues	(loss)
	RMB	RMB
The amount attributable to Changsha Kindergarten in the Group''s consolidated statement of operations for the year ended June 30, 2011	1,990,968	348,436
Supplemental pro forma for year ended June 30, 2010 (unaudited)	88,060,596	(3,028,404)
Supplemental pro forma for year ended June 30, 2011 (unaudited)	93,474,859	(28,821,803)

Discontinued operation (Tables)	12 Months Ended
Jun. 30, 2012
Discontinued Operation, Additional Disclosures [Abstract]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement [Table Text Block]
The income (loss) from discontinued operations for the relevant periods is analyzed as follow:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Net revenue	640,390,206	211,532,854	-	-
Cost of revenue	(350,260,106)	(242,264,157)	-	-

Gross profit	290,130,100	(30,731,303)	-	-
Total operating expenses	(316,726,676)	(374,518,905)	-	-
Gain on disposal of ELP business	-	11,936,125	-	-
Other operating income	41,350,601	13,078,951	-	-
Income tax (expenses) benefits	1,768,970	(2,280,109)	-	-

Net income (loss) from discontinued operations	16,522,995	(382,515,241)	-	-

Schedule Of Disposal Groups, Including Discontinued Operations, Balance Sheet [Table Text Block]

The net assets of the discontinued operations at the date of disposal were as follows:

RMB

Bank balances and cash	11,958,919
Notes receivable	200,000
Accounts receivable, net	42,994,974
Prepaid expenses and other current assets	30,010,567
Inventories	31,177,645
Property, plant and equipment, net	8,180,075
Intangible assets, net	1,698,108
Accounts payables	(16,108,694)
Advances from customers	(10,751,418)
Other payables and accruals	(11,810,287)
Income tax payables	(17,689)
Net assets	87,532,200

Satisfied by:
Cash	87,532,200
Net cash inflow arising on disposal
Total cash consideration	87,532,200
Less: Bank balances and cash disposed of	(11,958,919)
Related party receivables (note 20)	(47,532,200)
28,041,081

Other payables and accruals (Tables)	12 Months Ended
Jun. 30, 2012
Other Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Other payables and accruals consisted of the following:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Other payables for acquisition of Wentai Education	1,697,611	1,000,000	157,406
Other payables to ex-shareholders of LNS and Wentai Education	6,075,692	950,000	149,536
Accrued social welfare payments	2,399,976	1,201,089	189,059
Accrued salaries	2,661,785	6,271,585	987,185
Accrued bonus	-	2,391,722	376,471
Accrued consultation fee	734,352	906,992	142,766
Accrued professional fee for the disposal of ELP business	6,819,730	-	-
Accrued audit fee	1,102,608	1,473,552	231,946
Receipts in advance	6,515,763	8,146,138	1,282,251
Deposits for franchise	634,940	744,940	117,258
Other tax payable	3,616,873	2,157,119	339,542
Others	1,977,487	2,682,255	422,203
	34,236,817	27,925,392	4,395,623

Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
The following represents the vesting periods of these options that remain outstanding as of June 30, 2012:

Granted in fiscal 2008

Exercise price	Number of options
US$	Outstanding	Vesting period

5.56	102,162	30% vested from the date of grant to December 31, 2008; 30% vested from January 1, 2009 to December 31, 2009; the remaining 40% vested from January 1, 2010 to December 31, 2010

Granted in fiscal 2009

Exercise price	Number of options
US$	Outstanding	Vesting period

2.6	345,950	30% vested from the date of grant to December 31, 2009; 30% vested from January 1, 2010 to December 31, 2010; the remaining 40% vested from January 1, 2011 to December 31, 2011

Granted in fiscal 2010

Exercise price	Number of options
US$	Outstanding	Vesting period

4.0	10,000	30% vested from the date of grant to December 31, 2010; 30% vested from January 1, 2011 to December 31, 2011; the remaining 40% will vest from January 1, 2012 to December 31, 2012.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The Company's share option activities for the years ended June 30, 2010, 2011 and 2012 are set out below:

		Weighted	Weighted		Weighted
		averaged	average		average	Weighted
		exercise	remaining	Aggregate	intrinsic	average
	Options	price	contractual	intrinsic	value per	grant date
	outstanding	per share	life	value	share	fair value
		US$		US$	US$	US$

Outstanding at July 1, 2009	3,172,468		3
Granted pursuant to the 2008 Share Incentive Plan	420,000	4.5914		39,000	0.09	2.22
Forfeited during the year	(408,359)	3.9641		-	-	1.86
Exercised	(771,138)	2.0095		2,298,502	2.98	2.80

Outstanding at June 30, 2010	2,412,971		2
Forfeited during the year	(388,022)	3.2166		-	-	1.67
Exercised	(39,628)	1.4720		26,452	0.67	3.46

Outstanding at June 30, 2011	1,985,321		1
Forfeited during the year	(880,895)	4.2470		-	-	1.98
Exercised	(168,210)	1.4720		-	-	3.64

Outstanding at June 30, 2012	936,216		-

Vested and expected to vest
As of June 30, 2012	934,216	3.1231

As of June 30, 2011	1,713,821	3.5156

Exercisable
As of June 30, 2012	932,216	3.1298

As of June 30, 2011	1,566,321	3.5185

Other operating expenses (Tables)	12 Months Ended
Jun. 30, 2012
Other Cost and Expense Disclosure, Operating [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Continuing operations
Professional fee for disposal of ELP business	-	8,685,023	-	-
Fines	2,367,000	-	-	-
Impairment loss on other investment	-	-	1,081,000	170,156
Others	494,943	1,886,963	978,054	153,951

Total other operating expenses	2,861,943	10,571,986	2,059,054	324,107

Other operating income (Tables)	12 Months Ended
Jun. 30, 2012
Other Operating Income [Abstract]
Schedule Of Operating Income [Table Text Block]

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Continuing operations
Subsidy income	-	1,038,507	1,796,503	282,780
Rental income	-	787,060	8,539,236	1,344,127
Training camps and interest groups income	-	3,317,820	5,819,793	916,070
Other operating income	278,595	368,785	988,980	155,672
Gain on disposal of a subsidiary	-	-	302,004	47,537

	278,595	5,512,172	17,446,516	2,746,186

Other non-operating income (expenses) (Tables)	12 Months Ended
Jun. 30, 2012
Other Income Disclosure, Nonoperating [Abstract]
Schedule of Other Nonoperating Income, by Component [Table Text Block]

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Continuing operations
Unrealized exchange gain (loss)	4,475,420	(2,717,886)	2,129,423	335,184
Others	1,486,929	1,538,027	2,632,915	414,435

	5,962,349	(1,179,859)	4,762,338	749,619

Income tax expenses (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The following table sets forth current income tax expenses of the Company's PRC subsidiaries, which were included in the consolidated statements for the periods presented:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Current tax	164,400	5,981,945	11,813,969	1,859,589
Deferred tax (credit)	-	237,513	(1,383,567)	(217,782)

	164,400	6,219,458	10,430,402	1,641,807

Schedule Of Reconciliation Of Income Tax Expense Benefit [Table Text Block]

A reconciliation of income tax expense to the amount computed by applying the current tax rate to the loss before income taxes in the consolidated statements of operations were as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Loss before income tax	(10,698,770)	(19,258,073)	(37,248,196)	(5,863,088)

Tax at the domestic income tax rate of 25%	(2,674,693)	(4,814,518)	(9,312,049)	(1,465,772)
Tax effect of income that are not taxable:
Allowance for research and development	(206,432)	(156)	(1,399)	(220)
Other non-taxable income	-	(6,115)	(1,128,524)	(177,636)
Tax effect of expenses that are not deductible:
Impairment loss of goodwill	-	-	14,348,467	2,258,534
Other non-deductible expenses	5,111	2,042,464	1,873,323	294,872
Effect of tax holidays and tax concessions:
Preferential tax treatment	(2,864,990)	-	-	-
2-plus-3 Income Tax Holiday	-	(1,756,754)	(1,290,674)	(203,160)
Change in valuation allowance	3,965,647	5,119,999	2,883,211	453,834
Effect of changes in enacted tax law and rates	-	(73,969)	-	-
Underprovision in prior years	-	-	1,374,610	216,372
Effect of loss of the Company and subsidiaries not subject to tax in other jurisdictions	1,966,423	5,051,879	2,117,135	333,250
Others	(26,666)	656,628	(433,698)	(68,267)

	164,400	6,219,458	10,430,402	1,641,807

Schedule Of Income Tax Reconciliation Of Tax Holidays And Tax Effect Per Share [Table Text Block]

The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

The aggregate effect	2,864,990	1,756,754	1,290,674	203,160
Per share effect - basic	0.07	0.05	0.04	0.006
Per share effect - diluted	0.07	0.05	0.04	0.006

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of deferred tax assets and liabilities:

	Years ended June 30,
	2011	2012	2012
	RMB	RMB	US$

Tax loss carried forwards	24,721,823	21,015,447	3,307,956
Future deductible expenditure	8,243,306	8,243,306	1,297,545
Fair value change of property, plant and equipment	-	298,831	47,038
Allowance for doubtful debts	3,694,485	2,481,580	390,616
Total deferred tax assets	36,659,614	32,039,164	5,043,155
Less: valuation allowance	(36,659,614)	(31,740,333)	(4,996,117)

Total net deferred tax assets (non-current)	-	298,831	47,038

Deferred tax liabilities:
Property, plant and equipment and intangible assets (non-current)	4,589,541	7,585,920	1,194,069

Summary of Valuation Allowance [Table Text Block]
Movement of valuation allowances:

	As of June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

At the beginning of year	38,549,999	57,861,224	36,659,614	5,770,441
Current year addition	19,311,225	12,495,012	2,883,211	453,835
Tax loss expired	-	-	(7,802,492)	(1,228,159)
Disposal of ELP business	-	(33,696,622)	-	-

At the end of year	57,861,224	36,659,614	31,740,333	4,996,117

Net income (loss) per share (Tables)	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	As of June 30,
	2010	2011	2012
Weighted average ordinary shares outstanding used in computing basic income per share	38,327,047	36,856,451	36,519,353
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	874,342	235,021	68,724

Shares used in calculating diluted income per share	39,201,389	37,091,472	36,588,077

	Year ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net income (loss) per share:

From continuing and discontinued operations
Basic	0.15	(11.16)	(1.47)	(0.23)
Diluted	0.15	(11.16)	(1.47)	(0.23)

From continuing operations
Basic	(0.28)	(0.78)	(1.47)	(0.23)
Diluted	(0.28)	(0.78)	(1.47)	(0.23)

From discontinued operations
Basic	0.43	(10.38)	-	-
Diluted	0.42	(10.38)	-	-

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	Such outstanding securities consist of the following:
	As of June 30,
	2010	2011	2012

Share options	889,597	1,502,621	936,216

Related party balances and transactions (Tables)	12 Months Ended
Jun. 30, 2012
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

The balances and transactions with these related parties for the years ended June 30, 2010, 2011 and 2012 are as follows:

Name of related party	Relationship with the group

First Win Technologies Ltd.	Company controlled by Tang Ben Guo

(1)	Balances with its related parties

		As of June 30,
	Name of related party	2011	2012	2012
		RMB	RMB	US$

Related party receivables	First Win Technologies Ltd.	47,532,200	-	-

The amount is unsecured, interest free and are repayable on demand. It represents third installment of consideration receivable from First Win Technologies Ltd. for disposal of ELP business as disclosed in note 11. The balance was fully settled on December 31, 2011.

(2)	Other than the disposal of ELP business to First Win Technologies Ltd. at consideration of RMB87,532,000 during fiscal 2011 as disclosed in note 11 to the consolidated financial statements, there is no significant related party transaction for the years ended June 30, 2010, 2011 and 2012.

Commitments and contingencies (Table)	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future payments at June 30, 2012, by year end are as follows:

	Operating
	lease
	for office	Management
	facilities	fee	Total	Total
			RMB	USD

2013	8,328,732	5,005,671	13,334,403	2,098,914
2014	7,508,857	5,182,187	12,691,044	1,997,646
2015	5,560,947	3,213,363	8,774,310	1,381,129
2016	5,404,217	2,899,432	8,303,649	1,307,044
2017	5,035,059	5,212,136	10,247,195	1,612,969
Thereafter	34,634,211	85,599,618	120,233,829	18,925,520

	66,472,023	107,112,407	173,584,430	27,323,222

Segment information (Tables)	12 Months Ended
Jun. 30, 2012
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Little New Star			Wentai			Yuanbo			Corporate			Consolidated
	For the year ended June 30,			For the year ended June 30,			For the year ended June 30,			For the year ended June 30,			For the year ended June 30,
	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net revenue - external	39,897,671	41,590,668	48,027,719	-	51,884,191	80,684,016	-	-	34,310,586	-	-	-	39,897,671	93,474,859	163,022,321
Cost of revenue	(18,493,517)	(16,866,904)	(19,139,829)	-	(26,458,614)	(45,158,120)	-	-	(22,079,439)	-	-	-	(18,493,517)	(43,325,518)	(86,377,388)

Gross profits	21,404,154	24,723,764	28,887,890	-	25,425,577	35,525,896	-	-	12,231,147	-	-	-	21,404,154	50,149,341	76,644,933
Other operating expenses	(12,549,389)	(15,049,188)	(20,578,190)	-	(15,073,206)	(25,673,256)	-	-	(7,700,376)	(37,473,806)	(46,598,026)	(83,979,544)	(50,023,195)	(76,720,420)	(137,931,366)
Non-operating expenses	34,289	(5,862,932)	466,067	-	2,553,039	5,478,323	-	-	2,847,473	17,885,982	10,622,899	15,246,374	17,920,271	7,313,006	24,038,237
Income tax expenses	(164,400)	(1,519,494)	(1,933,520)	-	(4,699,964)	(4,744,925)	-	-	(2,225,145)	-	-	(1,526,812)	(164,400)	(6,219,458)	(10,430,402)

Net income (loss) from continuing operations	8,724,654	2,292,150	6,842,247	-	8,205,446	10,586,038	-	-	5,153,099	(19,587,824)	(35,975,127)	(70,259,982)	(10,863,170)	(25,477,531)	(47,678,598)

Acquisition of property, plant and equipment	(2,106,918)	(4,813,177)	(3,308,698)	-	(7,814,626)	(13,235,170)	-	-	(7,440,136)	(11,574,791)	(10,463,955)	(3,155,739)	(13,681,709)	(23,091,758)	(27,139,743)
Acquisition of intangible assets	(2,700,000)	-	-	-	-	-	-	-	-	(1,425,773)	(1,545,725)	-	(4,125,773)	(1,545,725)	-
Acquisition of available-for-sale investment	-	-	-	-	-	-	-	-	-	(20,480,700)	-	-	(20,480,700)	-	-
Amortization of intangible assets	1,369,709	1,500,292	1,480,000	-	1,980,764	2,160,835	-	-	1,063,012	2,513,727	1,578,490	-	3,883,436	5,059,546	4,703,847
Depreciation of property, plant and equipment	1,218,480	1,599,769	2,360,147	-	4,415,819	8,733,918	-	-	3,462,667	6,728,078	8,260,826	8,665,658	7,946,558	14,276,414	23,222,390
Allowance for doubtful debts	-	-	53,000	-	-	-	-	-	-	-	-	530,753	-	-	583,753
Loss on disposal of property, plant and equipment	-	-	55,956	-	-	-	-	-	-	-	-	4,439	-	-	60,395
Impairment loss on intangible assets	-	-	3,000,000	-	-	-	-	-	-	-	942,678	-	-	942,678	3,000,000

Segment assets	80,584,593	88,820,441	74,168,991	-	178,855,208	180,687,091	-	-	121,087,317	731,268,850	619,836,322	501,044,319	811,853,443	887,511,971	876,987,718

Segment liabilities	19,872,084	22,871,555	22,997,214	-	31,421,494	41,214,161	-	-	10,831,078	39,345,869	19,076,371	17,242,672	59,217,953	73,369,420	92,285,125

Schedule Of Revenue [Table Text Block]
Revenue from these product groups or services lines are as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Discontinued operations
Electronic learning devices	640,390,206	204,712,282	-	-
Software	-	6,820,572	-	-

	640,390,206	211,532,854	-	-

Continuing operations
Supplemental English Training	36,068,515	33,134,682	35,922,056	5,654,345
Kindergartens	3,829,156	25,957,961	82,139,664	12,929,272
Primary and Secondary Schools	-	34,382,216	44,960,601	7,077,066

	39,897,671	93,474,859	163,022,321	25,660,683

	680,287,877	305,007,713	163,022,321	25,660,683

SCHEDULE 1 (Tables)	12 Months Ended
Jun. 30, 2012
Note To Schedule 1 [Abstract]
Schedule 1 Balance Sheet [Table Text Block]
NOAH EDUCATION HOLDINGS LIMITED
BALANCE SHEETS

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	67,509,322	47,996,131	7,554,877
Amounts due from subsidiaries	137,550,433	188,283,453	29,636,936
Amounts due from a related party	47,532,200	-	-
Prepaid expenses and other current assets	954,470	432,509	68,079

Total current assets	253,546,425	236,712,093	37,259,892
Investments in subsidiaries	516,032,897	472,757,114	74,414,782
Investments	12,943,200	10,929,427	1,720,357

Total assets	782,522,522	720,398,634	113,395,031

Liabilities and Shareholders' Equity
Current Liabilities
Other payables and accruals	8,856,690	2,380,545	374,712
Deferred revenue	1,386,631	1,355,198	213,316

Total current liabilities	10,243,321	3,735,743	588,028

Non-current Liability
Deferred revenue	3,120,278	1,694,212	266,679

Total liabilities	13,363,599	5,429,955	854,707

Shareholders' Equity
Ordinary shares, US$0.00005 par value; 1,000,000,000 shares authorized as of June 30, 2011 and 2012; 36,427,851 and 36,569,866 shares issued and outstanding as of June 30, 2011 and 2012 respectively	14,799	14,843	2,336
Additional paid-in capital	1,042,785,726	1,046,863,605	164,782,560
Accumulated other comprehensive loss	(119,328,924)	(124,039,206)	(19,524,510)
Accumulated losses	(154,312,678)	(207,870,563)	(32,720,062)

Total shareholders' equity	769,158,923	714,968,679	112,540,324

Total liabilities and shareholders' equity	782,522,522	720,398,634	113,395,031

Schedule 1 Statement Of Operations [Table Text Block]
NOAH EDUCATION HOLDINGS LIMITED
STATEMENTS OF INCOME

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

General and administrative expenses	(15,757,634)	(16,074,443)	(9,291,827)	(1,462,589)
Other operating expenses	-	(9,225,574)	(465,856)	(73,328)

Operating loss	(15,757,634)	(25,300,017)	(9,757,683)	(1,535,917)
Investment income (loss)	1,135,078	(3,397,269)	(809,270)	(127,384)
Interest income	669	674	176,203	27,735
Non-operating income	5,597,938	1,538,027	1,470,767	231,508
Loss on disposal of ELP business	-	(486,628,367)	-	-

Loss before income tax	(9,023,949)	(513,786,952)	(8,919,983)	(1,404,058)
Income tax expenses	-	-	-	-

Loss after tax	(9,023,949)	(513,786,952)	(8,919,983)	(1,404,058)
Share of net profits (loss) of subsidiaries, net of taxes	14,683,774	102,449,908	(44,637,902)	(7,026,271)

Net income (loss)	5,659,825	(411,337,044)	(53,557,885)	(8,430,329)

Schedule 1 Statement Of Shareholders Equity and Comprehensive Income [Table Text Block]
NOAH EDUCATION HOLDINGS LIMITED
STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME

				Accumulated
			Additional	Other	Accumulated	Total
	Ordinary shares		paid-in	comprehensive	Income	shareholders'	Comprehensive
	Share	Amount	capital	(losses)	loss	Equity	income (loss)
		RMB	RMB	RMB	RMB	RMB	RMB

As of July 1, 2009	35,589,120	14,504	1,029,778,033	(93,632,438)	250,934,118	1,187,094,217
Issue of shares	2,647,743	905	37,384,095	-	-	37,385,000
Share repurchase	(1,394,300)	(477)	(38,698,132)	-	-	(38,698,609)
Exercise of share options	771,138	263	10,506,239	-	-	10,506,502
Net income	-	-	-	-	5,659,825	5,659,825	5,659,825
Share-based compensation	-	-	10,395,821	-	-	10,395,821
Cumulative translation adjustment, net of tax	-	-	-	(4,714,440)	-	(4,714,440)	(4,714,440)
Unrealized gain on available-for-sale investment, net of tax	-	-	-	9,395,254	-	9,395,254	9,395,254

As of June 30, 2010	37,613,701	15,195	1,049,366,056	(88,951,624)	256,593,943	1,217,023,570	10,340,639

Issue of shares as employee compensation	150,000	49	2,429,120	-	-	2,429,169
Share repurchase	(1,375,478)	(458)	(18,404,391)	-	-	(18,404,849)
Exercise of share options	39,628	13	386,445	-	-	386,458
Net loss	-	-	-	-	(411,337,044)	(411,337,044)	(411,337,044)
Share-based compensation	-	-	9,008,496	-	-	9,008,496
Cumulative translation adjustment, net of tax	-	-	-	(36,155,598)	-	(36,155,598)	(36,155,598)
Unrealized loss on available-for-sale investment, net of tax	-	-	-	(12,523,254)	-	(12,523,254)	(12,523,254)
Disposal of subsidiaries	-	-	-	18,301,552	-	18,301,552
Acquisition of subsidiaries	-	-	-	-	430,423	430,423	18,301,552

As of June 30, 2011	36,427,851	14,799	1,042,785,726	(119,328,924)	(154,312,678)	769,158,923	(441,714,344)

Issue of shares as employee compensation
Share repurchase	(26,195)	(9)	(254,502)	-	-	(254,511)
Exercise of share options	168,210	53	1,572,375	-	-	1,572,428
Net loss	-	-	-	-	(53,557,885)	(53,557,885)	(53,557,885)
Share-based compensation	-	-	2,760,006	-	-	2,760,006
Cumulative translation adjustment, net of tax	-	-	-	(3,899,857)	-	(3,899,857)	(3,899,857)
Unrealized loss on available-for-sale investment, net of tax	-	-	-	(810,425)	-	(810,425)	(810,425)

As of June 30, 2012	36,569,866	14,843	1,046,863,605	(124,039,206)	(207,870,563)	714,968,679	(58,268,167)

As of June 30, 2012 (US$)		2,336	164,782,560	(19,524,509)	(32,720,063)	112,540,324	(9,171,756)

Schedule 1 Statement Of Cash Flows [Table Text Block]
NOAH EDUCATION HOLDINGS LIMITED
STATEMENTS OF CASH FLOWS

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income (loss)	5,659,825	(411,337,044)	(53,557,885)	(8,430,329)
Adjustments to reconcile net income to net cash used in operating activities:
Share of net (loss) profits of subsidiaries	(14,683,774)	(102,449,908)	44,637,902	7,026,271
Gain on trading investments, net	(868,255)	(653,861)	-	-
Impairment loss on other investment	-	4,409,508	809,270	127,384
Share-based compensation	10,395,821	11,437,616	2,760,006	434,441
Loss on disposal of ELP business	-	486,628,367	-	-
Changes in current assets and liabilities:
Trading investments	3,354,018	6,147,040	-	-
Prepaid expenses and other current assets	(2,640,603)	2,110,219	521,961	82,160
Other payables and accruals	(493,509)	(14,016,572)	(6,476,145)	(1,019,384)
Deferred revenue	(1,459,299)	(1,727,027)	(1,457,499)	(229,419)

Net cash used in operating activities	(735,776)	(19,451,662)	(12,762,390)	(2,008,876)

Cash flows from investing activities:
Deposit for investment	18,581,952	-	-	-

Amount paid for acquisition of Little New Star Education Group	(33,000,000)	-	-	-
Repayment from subsidiaries	76,831,395	(270,609)	-	-
Disposal of subsidiaries	-	40,000,000	-	-
Acquisition of held-to-maturity investments	(20,480,700)	-	-	-

Net cash provided by investing activities	41,932,647	39,729,391	-	-

Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	-	49	-	-
Proceeds from exercise of share options	10,506,502	386,458	1,572,428	247,510
Shares repurchase	(38,698,609)	(18,404,849)	(254,511)	(40,062)

Net cash (used in) provided by financing activities	(28,192,107)	(18,018,342)	1,317,917	207,448

Net increase (decrease) in cash and cash equivalents	13,004,764	2,259,387	(11,444,473)	(1,801,428)
Effect of exchange rate changes on cash and cash equivalents	(10,309,175)	(8,040,649)	(8,068,718)	(1,270,064)
Cash and cash equivalents at the beginning of year	70,594,995	73,290,584	67,509,322	10,626,369

Cash and cash equivalents at the end of year	73,290,584	67,509,322	47,996,131	7,554,877

Company information (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Variable Interest Entity, Primary Beneficiary [Member] CNY	Jun. 30, 2011 Variable Interest Entity, Primary Beneficiary [Member] CNY	Jun. 30, 2010 Variable Interest Entity, Primary Beneficiary [Member] CNY
Total assets					135,661,665	147,887,140
Total liabilities					80,308,583	83,743,672
Net revenue	25,660,683	163,022,321	93,474,859	39,897,671	83,276,644	68,275,955	20,408,152
Net Income	925,435	5,879,287	3,344,272	0	15,690,361	18,073,609	11,253,040
Net cash provided by (used in) operating activities	6,802,838	43,218,432	(26,410,270)	(104,125,051)	37,236,822	(1,900,731)	1,944,389
Net cash used in investing activities	$ 8,785,988	55,817,382	(49,006,282)	156,847,656	(27,763,365)	(3,555,083)	(10,855)

Company information (Details Textual) (CNY) In Millions, unless otherwise specified	Mar. 12, 2010 Mr Dong Xu Member	Mar. 12, 2010 Mr Qicai Du Member	Oct. 28, 2010 Service Agreement [Member]	Jun. 30, 2012 Loan Agreement [Member] Mr Dong Xu Member	Jun. 30, 2012 Animation Digital [Member] Option Agreement [Member]	Jun. 30, 2012 Animation Digital [Member] Software Development and Maintenance Agreement [Member]	Jun. 30, 2012 Animation Digital [Member] Loan Agreement [Member]	Jun. 30, 2012 Leisen Education [Member] Exclusive Technology Supporting and Consulting Service Agreement [Member]	Jun. 30, 2012 Leisen Education [Member] Content Providing Agreement [Member]	Jun. 30, 2010 Shenzhen Wentai Investment Co., Ltd [Member]	Jun. 30, 2010 Shenzhen Wentai Investment Co., Ltd [Member] Equity Pledge Agreement [Member]	Jun. 30, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] Service Agreement [Member]
Excercise Price Of Stock Option					2.8
Debt Instrument, Face Amount	21	9					2.8
Percentage Of Annual Fee Payable						40.00%		40.00%	10.00%			95.00%
Percentage Of Equity Interest Pledged											67.00%
Debt Instrument Maturity Period										20 years
Annual Service Fee Percentage			17.00%
Loans Payable				2.8

Summary of significant accounting policies (Details)	12 Months Ended
Jun. 30, 2012
Building [Member]
Property, Plant and Equipment, Estimated Useful Lives	20 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of term of the lease or 5 years
Office Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Motor Vehicles [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years

Summary of significant accounting policies (Details 1)	12 Months Ended							12 Months Ended			12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Little New Star [Member] CNY	Jun. 30, 2011 Little New Star [Member] CNY	Jun. 30, 2012 Little New Star [Member] USD ($)	Jun. 30, 2012 Wentai Education Group [Member] CNY	Jun. 30, 2011 Wentai Education Group [Member] CNY	Jun. 30, 2012 Wentai Education Group [Member] USD ($)	Jun. 30, 2012 Yuanbo [Member] CNY	Jun. 30, 2011 Yuanbo [Member] CNY	Jun. 30, 2012 Yuanbo [Member] USD ($)
Opening balance - goodwill		103,025,561	56,597,146	0	56,597,146	56,597,146	$ 1,871,516	46,428,415	0	$ 5,311,184	11,107,118	0	$ 1,748,327
Additions from business acquisition (note 10.2(a) & (b))		11,107,118	46,428,215		0	0		0	46,428,215		11,107,118	0
Impairment loss on goodwill	(9,034,136)	(57,393,867)	0	0	(44,707,404)	0		(12,686,463)	0		0	0
Closing Balance - goodwill	$ 8,931,027	56,738,812	103,025,561	56,597,146	11,889,742	56,597,146	$ 1,871,516	33,741,952	46,428,415	$ 5,311,184	11,107,118	11,107,118	$ 1,748,327

Summary of significant accounting policies (Details 2)	12 Months Ended							12 Months Ended			12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Little New Star [Member] CNY	Jun. 30, 2011 Little New Star [Member] CNY	Jun. 30, 2012 Little New Star [Member] USD ($)	Jun. 30, 2012 Wentai Education Group [Member] CNY	Jun. 30, 2011 Wentai Education Group [Member] CNY	Jun. 30, 2012 Wentai Education Group [Member] USD ($)	Jun. 30, 2012 Yuanbo [Member] CNY	Jun. 30, 2011 Yuanbo [Member] CNY	Jun. 30, 2012 Yuanbo [Member] USD ($)
Opening balance - goodwill		103,025,561	56,597,146	0	56,597,146	56,597,146	$ 1,871,516	46,428,415	0	$ 5,311,184	11,107,118	0	$ 1,748,327
Impairment loss on goodwill	(9,034,136)	(57,393,867)	0	0	(44,707,404)	0		(12,686,463)	0		0	0
Closing Balance - goodwill	$ 8,931,027	56,738,812	103,025,561	56,597,146	11,889,742	56,597,146	$ 1,871,516	33,741,952	46,428,415	$ 5,311,184	11,107,118	11,107,118	$ 1,748,327

Summary of significant accounting policies (Details 3)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 Fair Value, Inputs, Level 1 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 1 [Member] CNY	Jun. 30, 2012 Fair Value, Inputs, Level 2 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 2 [Member] CNY	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 3 [Member] CNY
Assets:
Investments (Note 4)	$ 6,023,118	38,264,868	62,946,641	0	0	0	0	31,432,868	62,946,641
Liabilities:
Contingent consideration payable (note 10.3)		7,272,337		0		0		7,272,337

Summary of significant accounting policies (Details 4)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Foreign currency translation, net of tax of nil and nil	$ (18,904,578)	(120,100,781)	(116,200,924)
Unrealized gain (loss) on available-for-sales investments	(619,931)	(3,938,425)	(3,128,000)
Total	$ (19,524,509)	(124,039,206)	(119,328,924)

Summary of significant accounting policies (Details Textual)	12 Months Ended									12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Electronic Learning Devices [Member]	Jun. 30, 2012 Teaching Materials [Member]	Jun. 30, 2012 Trade Accounts Receivable [Member] USD ($)	Jun. 30, 2012 Trade Accounts Receivable [Member] CNY	Jun. 30, 2011 Trade Accounts Receivable [Member] CNY	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]
Finite-Lived Intangible Asset, Useful Life										1 year	19 years
Impairment loss on intangible assets	$ 472,218	3,000,000	942,678	264,227
Value Added Tax Rate					17.00%	13.00%
Business Tax Rate	5.00%	5.00%
Pension Expense	1,673,032	10,628,770	6,169,297	4,738,917
Value Added Tax Refund	282,780	1,796,503	1,038,507	0
Percentage Of Recognized Income Tax Positions	50.00%	50.00%
Allowance for Doubtful Accounts Receivable	91,886	583,753	0				101,952	647,707	1,529,876
Foreign Currency Translation Adjustment, Description	US$1.00 = RMB6.3530	US$1.00 = RMB6.3530
Interest income	220,723	1,402,253	1,880,147	9,134,152
Advertising Cost	416,887	2,648,482	761,674	336,804
Impairment loss on goodwill	9,034,136	57,393,867	0	0
Impairment loss on goodwill	$ 9,034,136	57,393,867	0	0

Investments (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] USD ($)	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 3 [Member] CNY	Jun. 30, 2010 Fair Value, Inputs, Level 3 [Member] CNY
Current:
Held-to-maturity investment (at cost less impairment)	$ 3,227,364	20,503,441	50,003,441
Non-current:
Available-for-sale investment (at fair value) (Level3)	1,529,206	9,715,046	10,525,471	23,048,725	1,529,206	9,715,046	10,525,471	23,048,725
Other investment (at cost less impairment)	1,266,548	8,046,381	2,417,729
Investments	2,795,754	17,761,427	12,943,200
Investments (Note 4)	$ 6,023,118	38,264,868	62,946,641			31,432,868	62,946,641

Investments (Details 1)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Realized gain	$ 0	0	653,861	0
Unrealized gain	0	0	0	868,255
Total	$ 0	0	653,861	868,255

Investments (Details 2)	12 Months Ended				12 Months Ended
	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] CNY		Jun. 30, 2011 Fair Value, Inputs, Level 3 [Member] CNY		Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] USD ($)
Balance	10,525,471	23,048,725		$ 1,529,206	10,525,471		23,048,725		$ 1,529,206
Unrealized loss	(810,425)	(12,523,254)	9,395,254		(810,425)	[1]	(12,523,254)	[1]
Balance	9,715,046	10,525,471	23,048,725	$ 1,529,206	9,715,046		10,525,471		$ 1,529,206

[1]	Unrealized loss on available-for-sale investment at fair value has been included in the accumulated other comprehensive income in the consolidated statements of shareholders' equity and comprehensive income.

Investments (Details Textual)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Series B Preferred Stock [Member] USD ($)	Jun. 30, 2012 Series B Preferred Stock [Member] CNY	Jun. 30, 2011 Series B Preferred Stock [Member] CNY	Jun. 30, 2012 Income Approach Valuation Technique [Member]	Jun. 30, 2011 Income Approach Valuation Technique [Member]
Fair Value Inputs, Discount Rate	15.00%	15.00%	11.00%					15.00%	19.00%
Investment income	$ 2,940,802	18,682,916	11,022,226	2,823,770
Accumulated impairment loss	$ 127,384	809,270	4,409,508	0	$ 127,384	809,270	4,409,508

Accounts receivables, net of allowance (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Accounts receivables	$ 210,075	1,334,607		1,668,007
Less: allowance for doubtful debts	(91,886)	(583,753)	0	0	(27,796,553)
Accounts Receivable, Net, Current	$ 118,189	750,854		1,668,007

Accounts receivables, net of allowance (Details 1)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Balance at the beginning of year	$ 0	0	27,796,553
Additions	91,886	583,753	172,297,787	21,262,662
Recovered	0	0	(9,587,467)
Disposal of subsidiaries	0	0	(190,506,873)
Balance at the end of year	$ 91,886	583,753	0	27,796,553

Inventories (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Raw materials	$ 6,432	40,865	66,428
Work-in-progress	0	0	77
Finished goods	851,715	5,410,946	6,131,462
Inventories, net	$ 858,147	5,451,811	6,197,967

Inventories (Details Textual)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Write-down of excess and obsolete inventories	$ 0	0	84,504,513	9,667,136

Prepaid expenses and other current assets (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Subsidy receivables	$ 0	0	551,509
VAT recoverable	5,805	36,881	439,332
Advances to suppliers	36,807	233,835	341,621
Staff advances	1,496,304	9,506,022	1,550,623
Interest receivable	43,157	274,178	3,311
Rental deposits and prepayments	659,185	4,187,801	2,779,234
Others	875,123	5,559,649	6,917,838
Prepaid expenses and other current assets	$ 3,116,381	19,798,366	12,583,468

Property, plant and equipment, net (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 Building [Member] USD ($)	Jun. 30, 2012 Building [Member] CNY	Jun. 30, 2011 Building [Member] CNY	Jun. 30, 2012 Leasehold Improvements [Member] USD ($)	Jun. 30, 2012 Leasehold Improvements [Member] CNY	Jun. 30, 2011 Leasehold Improvements [Member] CNY	Jun. 30, 2012 Office Equipment [Member] USD ($)	Jun. 30, 2012 Office Equipment [Member] CNY	Jun. 30, 2011 Office Equipment [Member] CNY	Jun. 30, 2012 Computer Equipment [Member] USD ($)	Jun. 30, 2012 Computer Equipment [Member] CNY	Jun. 30, 2011 Computer Equipment [Member] CNY	Jun. 30, 2012 Motor Vehicles [Member] USD ($)	Jun. 30, 2012 Motor Vehicles [Member] CNY	Jun. 30, 2011 Motor Vehicles [Member] CNY
Property, Plant and Equipment, Gross	$ 42,490,031	269,939,170	213,724,787	$ 21,535,617	136,815,777	136,785,227	$ 9,791,675	62,206,509	29,784,879	$ 8,903,059	56,561,134	37,865,189	$ 250,328	1,590,335	875,639	$ 2,009,352	12,765,415	8,413,853
Less: accumulated depreciation and amortisation	(13,452,157)	(85,461,554)	(41,803,839)
Property, plant and equipment, net	$ 29,037,874	184,477,616	171,920,948

Property, plant and equipment, net (Details Textual)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Property, Plant, and Equipment, Owned, Accumulated Depreciation	$ 3,655,342	23,222,390	14,276,414	7,946,558

Intangible assets, net (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 Patents Trademark and Licenses [Member] USD ($)	Jun. 30, 2012 Patents Trademark and Licenses [Member] CNY	Jun. 30, 2011 Patents Trademark and Licenses [Member] CNY	Jun. 30, 2012 Copyrights Mini Lamb Video and Franchises Agreement [Member] USD ($)	Jun. 30, 2012 Copyrights Mini Lamb Video and Franchises Agreement [Member] CNY	Jun. 30, 2011 Copyrights Mini Lamb Video and Franchises Agreement [Member] CNY	Jun. 30, 2012 Non Competition Agreement [Member] USD ($)	Jun. 30, 2012 Non Competition Agreement [Member] CNY	Jun. 30, 2011 Non Competition Agreement [Member] CNY	Jun. 30, 2012 Preferential Leasing Contracts [Member] USD ($)	Jun. 30, 2012 Preferential Leasing Contracts [Member] CNY	Jun. 30, 2011 Preferential Leasing Contracts [Member] CNY
Finite-Lived Intangible Assets, Gross	$ 12,808,122	81,370,000	43,870,000	$ 5,835,038	37,070,000	17,170,000	$ 3,415,709	21,700,000	21,700,000	$ 787,030	5,000,000	5,000,000	$ 2,770,345	17,600,000	0
Total	(1,976,171)	(12,554,612)	(4,850,765)	(685,580)	(4,355,489)	(1,980,764)	(543,051)	(3,450,000)	(1,870,001)	(613,883)	(3,900,000)	(1,000,000)	(133,657)	(849,123)	0
Intangible assets, net	$ 10,831,951	68,815,388	39,019,235

Intangible assets, net (Details 1)	12 Months Ended
Jun. 30, 2012
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	19 years
Patents Trademark and Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	1 year
Patents Trademark and Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Copyrights Mini Lamb Video and Franchises Agreement [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Non Competition Agreement [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Preferential Leasing Contracts [Member]
Finite-Lived Intangible Asset, Useful Life	19 years

Intangible assets, net (Details 2)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Research and Development Expense [Member] USD ($)	Jun. 30, 2012 Research and Development Expense [Member] CNY	Jun. 30, 2011 Research and Development Expense [Member] CNY	Jun. 30, 2010 Research and Development Expense [Member] CNY	Jun. 30, 2012 General and Administrative Expense [Member] USD ($)	Jun. 30, 2012 General and Administrative Expense [Member] CNY	Jun. 30, 2011 General and Administrative Expense [Member] CNY	Jun. 30, 2010 General and Administrative Expense [Member] CNY
Impairment loss on intangible assets	$ 472,218	3,000,000	942,678	264,227	$ 0	0	792,049	0	$ 472,218	3,000,000	150,629	0

Intangible assets, net (Details 3)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY
Year ending June 30, 2013	$ 693,787	4,407,626
Year ending June 30, 2014	693,787	4,407,626
Year ending June 30, 2015	656,446	4,170,404
Year ending June 30, 2016	653,386	4,150,959
Year ending June 30, 2017	$ 653,386	4,150,959

Intangible assets, net (Details Textual)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 General and Administrative Expense [Member] USD ($)	Jun. 30, 2012 General and Administrative Expense [Member] CNY	Jun. 30, 2011 General and Administrative Expense [Member] CNY	Jun. 30, 2010 General and Administrative Expense [Member] CNY
Amortization of intangible assets	$ 740,414	4,703,847	5,059,546	3,883,436
Impairment loss on intangible assets	$ 472,218	3,000,000	942,678	264,227	$ 472,218	3,000,000	150,629	0

Acquisitions (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2010 Little New Star [Member] CNY	Jun. 30, 2010 Little New Star [Member] Trademarks [Member] CNY	Jun. 30, 2010 Little New Star [Member] Franchise Rights [Member] CNY	Jun. 30, 2010 Little New Star [Member] Noncompete Agreements [Member] CNY	Jun. 30, 2012 Wentai Education Group [Member] CNY
Cash consideration - deposit			79,866,000	1,000,000	21,582,000				4,200,000
Cash consideration					10,844,000				120,800,000
Cash consideration - other payables in fiscal 2011					20,574,000				1,000,000
Fair value of total consideration transferred					90,385,000				126,000,000
Identifiable intangible assets- Patents, trademark and licenses (Amortization period)							P15Y	P10Y	1-10 years
Indefinite Trademarks Description						Indefinite
Identifiable intangible assets - Patents, trademark and licenses						7,000,000	12,000,000	5,000,000	17,170,000
Cash and cash equivalents					6,359,000				110,619,000
Inventories					6,134,000
Other receivables			0		54,000				6,003,000
Other current assets			0		902,000				4,276,000
Property, plant and equipment, net			1,253,000		15,792,000				28,965,000
Deferred tax asset					926,000
Deferred revenue - current									(12,802,000)
Account payables					(2,140,000)
Other current liabilities			0		(3,444,000)				(12,121,000)
Advance from customers					(3,664,000)
Income tax payables					(394,000)
Short-term Debt					(7,000,000)
Long-term bank borrowings									(1,500,000)
Deferred tax liabilities					(3,737,000)				(1,812,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net					33,788,000				138,798,000
Non-controlling interest									(41,639,000)
Goodwill					56,597,000				28,841,000
Total identifiable net assets					90,385,000				126,000,000
Cash consideration paid			258,000,000		10,844,000				120,800,000
Cash and cash equivalents acquired					(6,359,000)				(110,619,000)
Amount paid for acquisition	$ 0	0	0	4,485,215	4,485,000				10,181,000

Acquisitions (Details 1) (Shenzhen Wentai Education Industry Development Co., Ltd. [Member], CNY)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Shenzhen Wentai Education Industry Development Co., Ltd. [Member]
Revenue, The amount attributable to Wentai Education in the Group's consolidated statement of operations for the year ended June 30, 201	49,893,223
Revenues, Supplemental pro forma	91,483,890	88,060,596
Net income (loss), The amount attributable to Wentai Education in the Groups consolidated statement of operations for the year ended June 30, 2011	7,857,010
Net income (loss), Supplemental pro forma	(29,170,237)	(3,028,404)

Acquisitions (Details 2)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Changsha Kindergarten [Member] CNY
Consideration Abstract
Cash consideration					25,102,000
Cash consideration - other payables in fiscal 2011					698,000	[1]
Recognized amounts of identifiable assets acquired and liabilities assumed
Other receivables			0		8,485,000
Other current assets			0		237,000
Property, plant and equipment, net			1,253,000		7,327,000
Other payables					(3,195,000)
Other current liabilities			0		(4,361,000)
Deferred tax liabilities					(280,000)
Cash consideration paid					8,213,000
Goodwill					17,587,000
Total identifiable net assets					25,800,000
Consideration Outflow Abstract
Amount paid for acquisition	$ 0	0	0	4,485,215	25,102,000

[1]	The consideration payable approximately of RMB 698,000 was settled in year ended June 30, 2012.

Acquisitions (Details 3) (Changsha Kindergartens Investment [Member], CNY)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Changsha Kindergartens Investment [Member]
The amount attributable to Changsha Kindergarten in the Group's consolidated statement of operations for the year ended June 30, 2011	1,990,968
Revenues, Supplemental pro forma	93,474,859	88,060,596
Net income (loss), The amount attributable to Changsha Kindergarten in the Groups consolidated statement of operations for the year ended June 30, 2011	348,436
Net income (loss), Supplemental pro forma	(28,821,803)	(3,028,404)

Acquisitions (Details 4)	12 Months Ended								12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] USD ($)	Jul. 31, 2011 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2011 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] Patents [Member]	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] Preferential Leasing Contracts [Member]
Cash consideration - deposit			79,866,000	1,000,000	4,000,000		79,866,000
Cash consideration					75,866,000
Cash consideration	1,144,709	7,272,337	0		7,272,337	1,144,709		7,331,002
Less: call option value					(7,913,000)
Total identifiable net assets					79,284,000
Identifiable intangible assets - Patents, trademark and licenses					19,900,000
- Preferential leasing contracts					17,600,000
Cash and cash equivalents					50,769,000			0
Property, plant and equipment, net			1,253,000		8,882,000
Other receivables			0		1,210,000			0
Other payables and other current liabilities					(6,282,000)
Deferred tax liabilities					(4,081,000)
Cash consideration paid					87,998,000
Non-controlling interest					(19,821,000)
Goodwill					11,107,000
Fair value of total consideration transferred					79,284,000
Cash consideration paid in fiscal 2012					75,866,000
Cash and cash equivalents acquired					(50,769,000)
Amount paid for acquisition of Little New Star Education Group	$ 0	0	0	4,485,215	25,097,000
Identifiable intangible assets- Patents, trademark and licenses (Amortization period)									1-10 years	19 years

Acquisitions (Details 5) (Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member], CNY)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member]
The amount attributable to Yuanbo Education in the Group's consolidated statement of operations for the year ended June 30, 2012	34,310,588
Revenues, Supplemental pro forma	163,022,321	126,790,026
Net income (loss), The amount attributable to Yuanbo Education in the Groups consolidated statement of operations for the year ended June 30, 2011	5,094,435
Net income (loss), Supplemental pro forma	(53,750,093)	(26,609,909)

Acquisitions (Details 6)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] USD ($)
Cash consideration		0			7,331,002	$ 1,144,709
Change In Fair Value Of Contingent Consideration Payable (Note 10)	(9,234)	(58,665)	0	0	(58,665)
Cash consideration	$ 1,144,709	7,272,337	0		7,272,337	$ 1,144,709

Acquisitions (Details Textual)	12 Months Ended					1 Months Ended					12 Months Ended													12 Months Ended							12 Months Ended					12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jul. 31, 2011 Yuanbo Education [Member] CNY	Jun. 30, 2010 Little New Star [Member] CNY	Jul. 02, 2010 Little New Star [Member]	Jun. 02, 2010 Little New Star [Member] CNY	Jul. 02, 2009 Little New Star [Member] USD ($)	Jul. 02, 2009 Little New Star [Member] CNY	Jun. 30, 2010 Little New Star [Member] Restricted Stock [Member] USD ($)	Jun. 30, 2010 Little New Star [Member] Restricted Stock [Member] CNY	Jun. 30, 2010 Little New Star [Member] Minimum [Member]	Jun. 30, 2010 Little New Star [Member] Maximum [Member]	Jun. 30, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] USD ($)	Jun. 30, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Mar. 17, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member]	Jun. 30, 2011 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Dec. 31, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Sep. 01, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Jul. 29, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Jul. 12, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Mar. 12, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Jun. 30, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] Minimum [Member]	Jun. 30, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] Maximum [Member]	Jun. 30, 2010 Relatedparty Shareholder Loanagreement With Acquiring Entity [Member]	Jun. 30, 2010 Share Holder [Member]	Mar. 12, 2010 Share Holder [Member]	Feb. 25, 2011 Original Shareholders In Changsha, Four Kindergardens [Member] CNY	Jan. 27, 2011 Original Shareholders In Changsha, Four Kindergardens [Member] CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] USD ($)	Jul. 31, 2011 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2011 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Mar. 12, 2010 Xu Dong [Member] CNY	Jun. 30, 2011 Wentai Education [Member]	Mar. 12, 2010 Wentai Education [Member] CNY
Total identifiable net assets									$ 7,815,380	53,000,000								90,000,000			25,000,000								25,800,000	25,800,000	79,284,000
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable								37,385,000
Business Combination, Acquisition Related Costs											340,485	2,309,000			135,663	920,000
Finite Lived Intangible Assets Amortization Period													10 years	15 years
Net revenue	25,660,683	163,022,321	93,474,859	39,897,671
Net income (loss) attributable to the Noah Education Holdings Ltd. shareholders	(8,430,329)	(53,557,885)	(411,337,044)	5,659,825		8,730,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value																							36,000,000
Business Combination Step Acquisition Equity Interest In Acquiree Fair Value Periodic Payment																			10,000,000	1,000,000		25,000,000
Obligation To Pay Capital Injection																							90,000,000
Capital Reserve																							60,000,000
Equity Interests Holding Percentage Period Increase Decrease																	40.00%							40.00%	70.00%
Long-term loan, Gross																							9,000,000												21,000,000		30,000,000
Equity Interests Percentage Ownership Percentage Expected To Acquire																												67.00%
Debt Instrument Repayment Period In Years																										20 years	20 years
Amount Of Initial Deposits Paid Before Acquisition																4,200,000
Fair Value Inputs, Discount Rate	15.00%	15.00%	11.00%																																	14.10%
Fair Value Inputs Long Term Sustainable Growth Rates			3.00%																																	3.00%
Other receivables			0																										8,485,000	8,485,000	1,210,000			0
Equity Method Investment Remaining Owner Ship Percentage																																	20.00%
Derivative, Fair Value, Net					7,913,000
Business Acquisition Cost Of Acquired Entity Remaining Cash Paid																															15,000,000
Other Receivables		6,003,000
Cash consideration	1,144,709	7,272,337	0																												7,272,337	1,144,709		7,331,002
Earnings Before Interest, Taxes, Depreciation and Amortization Year One																															6,900,000
Description On Earnings Before Interest Taxes Depreciation and Amortization Year One Target																															2012 EBITDA: Target amount RMB6.9 million · If actual EBITDA is less than 1.25 times target amount, payment will be adjusted to zero;· If actual EBITDA is greater than 1.25 times target amount but less than 1.50 times target amount, payment will be adjusted to RMB7,170,000* [(EBITDA/7,170,000-1)-25%]/25%;· If actual EBITDA is greater than 1.50 times target amount, the payment will be adjusted to RMB7,170,000+[(EBITDA/7,170,000-1)-50%]*25%*2012 net profit.
Earnings Before Interest Taxes Depreciation and Amortization Year Two																															11,300,000
Description On Earnings Before Interest Taxes Depreciation and Amortization Year Two Target																															2013 EBITDA: Target amount RMB11.3 million · If actual EBITDA is less than 1.25 times target amount, payment will be adjusted to zero;· If actual EBITDA is greater than 1.25 times target amount but less than 1.50 times target amount, payment will be adjusted to RMB7,830,000* [(EBITDA/11,250,000-1)-25%]/25%;· If actual EBITDA is greater than 1.50 times target amount, the payment will be adjusted to RMB7,830,000*[(EBITDA/11,250,000-1)-50%]*25%*2013 net profit.
Noncontrolling Interest, Ownership Percentage by Parent								100.00%
Cash consideration - deposit			79,866,000	1,000,000				53,000,000																							4,000,000		79,866,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares						2,647,743
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amortization						0.00%
Revenues - Total	25,660,683	163,022,321	305,007,713	680,287,877		39,898,000
Equity Method Investment, Aggregate Cost																																		94,866,000
Equity Method Investment, Ownership Percentage							100.00%																						100.00%	100.00%				80.00%

Discontinued operation (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Net revenue	$ 0	0	211,532,854	640,390,206
Cost of revenue	0	0	(242,264,157)	(350,260,106)
Gross profit	0	0	(30,731,303)	290,130,100
Total operating expenses	0	0	(374,518,905)	(316,726,676)
Gain on disposal of Electronic Learning Products ("ELP") business (note 11)	0	0	(11,936,125)	0
Other operating income	0	0	13,078,951	41,350,601
Income tax (expenses) benefits	0	0	(2,280,109)	1,768,970
Net income (loss) from discontinued operation	$ 0	0	(382,515,241)	16,522,995

Discontinued operation (Details 1)	12 Months Ended
	Jun. 30, 2012 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2011 CNY
Bank balances and cash	11,958,919
Notes receivable	200,000
Accounts receivable, net	42,994,974
Prepaid expenses and other current assets	30,010,567
Inventories	31,177,645
Property, plant and equipment, net	8,180,075
Intangible assets, net	1,698,108
Accounts payables	(16,108,694)
Advances from customers	(10,751,418)
Other payables and accruals	(11,810,287)
Income tax payables	(17,689)
Net assets	87,532,200
Consideration Received Abstract
Total cash consideration	87,532,200
Net cash inflow arising on disposal
Total cash consideration	87,532,200
Less: Bank balances and cash disposed of	(11,958,919)
Related party receivables (note 20)	0	0	47,532,200
Net Cash Provided by (Used in) Discontinued Operations	28,041,081

Discontinued operation (Details Textual) (CNY)	Jun. 30, 2012	Jun. 30, 2011 First Win Technologies Ltd [Member]
Purchase Consideration		100,000,000
Condition For Definitive Agreement		(i) 40% of the Purchase Price will be paid on or before April 12, 2011; (ii) 30% of the Purchase Price will be paid within three months after the date of the first payment, subject to consummation of the closing of the purchase and sale of the Target Assets; and (iii) the remaining 30% of the Purchase Price will be paid at the later of (a) six months after the date of the first payment and (b) the substantial completion of the restructuring to carve out the Target Assets.
Net assets	87,532,200

Other payables and accruals (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Other payables for acquisition of Wentai Education	$ 157,406	1,000,000	1,697,611
Other payables to ex-shareholders of LNS and Wentai Education	149,536	950,000	6,075,692
Accrued social welfare payments	189,059	1,201,089	2,399,976
Accrued salaries	987,185	6,271,585	2,661,785
Accrued bonus	376,471	2,391,722	0
Accrued consultation fee	142,766	906,992	734,352
Accrued professional fee for the disposal of ELP business	0	0	6,819,730
Accrued audit fee	231,946	1,473,552	1,102,608
Receipts in advance	1,282,251	8,146,138	6,515,763
Deposits for franchise	117,258	744,940	634,940
Other tax payable	339,542	2,157,119	3,616,873
Others	422,203	2,682,255	1,977,487
Other payables and accruals, Total	$ 4,395,623	27,925,392	34,236,817

Capital structure (Details Textual)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Exercise of share options (in shares)	168,210	39,628	771,138
Stock Issued During Period, Shares, Acquisitions			2,647,743
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Stock Repurchased And Cancelled During Period Value	26,195	1,375,478	1,394,300

Share-based compensation (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2012 Granted In 2008 [Member]	Jun. 30, 2011 Granted In 2008 [Member]	Jun. 30, 2012 Granted In 2009 [Member]	Jun. 30, 2011 Granted In 2009 [Member]	Jun. 30, 2012 Granted In 2010 [Member]	Jun. 30, 2011 Granted In 2010 [Member]
Exercise price					$ 5.56	$ 5.56	$ 2.6	$ 2.6	$ 4	$ 5
Number of options Outstanding	936,216	1,985,321	2,412,971	3,172,468	102,162		345,950		10,000
Vesting period					30% will vest from the date of grant to December 31, 2008; 30% will vest from January 1, 2009 to December 31, 2009; the remaining 40% will vest from January 1, 2010 to December 31, 2010		30% will vest from the date of grant to December 31, 2009; 30% will vest from January 1, 2010 to December 31, 2010; the remaining 40% will vest from January 1, 2011 to December 31, 2011		30% will vest from the date of grant to December 31, 2010; 30% will vest from January 1, 2011 to December 31, 2011; the remaining 40% will vest from January 1, 2012 to December 31, 2012.

Share-based compensation (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012
Options, Outstanding	1,985,321	2,412,971	3,172,468
Granted pursuant to the 2008 Share Incentive Plan, Options outstanding			420,000
Foreited during the year	(880,895)	(388,022)	(408,359)
Exercised	(168,210)	(39,628)	(771,138)
Options, Outstanding	936,216	1,985,321	2,412,971
Granted pursuant to the 2008 Share Incentive Plan, Weighted average exercise price per share			$ 4.5914
Forfeited during the year, Weighted average exercise price per share	$ 4.247	$ 3.2166	$ 3.9641
Exercised, Weighted average exercise price per share	$ 1.472	$ 1.472	$ 2.0095
Outstanding, Weighted averaged remaining contractual life	1 year	2 years	3 years	0 years
Granted pursuant to the 2008 Share Incentive Plan, Aggregate intrinsic value			$ 39,000
Forfeited during the year, Aggregate intrinsic value	0	0	0
Exercised, Aggregate intrinsic value	$ 0	$ 26,452	$ 2,298,502
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Intrinstic Value			$ 0.09
Forfeited during the year, Weighted average intrinsic value per share	$ 0	$ 0	$ 0
Exercised, Weighted average intrinsic value per share	$ 0	$ 0.67	$ 2.98
Granted pursuant to the 2008 Share Incentive Plan, Weighted average grant date fair value			$ 2.22
Forfeited during the year, Weighted average grant date fair value	1.98	1.67	1.86
Exercised, Weighted average grant date fair value	3.64	3.46	2.8
Vested and expected to vest, Options outstanding	934,216	1,713,821
Excercisable options outstanding	932,216	1,566,321
Vested and expected to vest, Weighted average exercise price per share	$ 3.1231	$ 3.5156
Exercisable, Weighted average exercise price per share	$ 3.1231	$ 3.5185

Share-based compensation (Details Textual)	1 Months Ended		12 Months Ended
	Dec. 18, 2008	Jun. 30, 2007	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 USD ($)	Jun. 30, 2010 CNY	Jun. 30, 2012 Chief Executive Officer [Member] USD ($)	Jun. 30, 2011 Chief Executive Officer [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	5.00%	10.00%
Granted pursuant to the 2008 Share Incentive Plan, Options outstanding						420,000	420,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options			$ 155,870	990,243
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			449,943	2,858,488	5,916,516		10,395,821
Proceeds from exercise of share options			247,510	1,572,428	386,458		10,506,502
Issue of shares as employee compensation					2,429,169
Granted pursuant to the 2008 Share Incentive Plan, Weighted average grant date fair value						$ 2.22		$ 2.44
Share-Based Compensation Arrangement Byshare Based Payment Award Options Grants In Period Par Value									$ 0.00005
Share-based compensation			$ 434,441	2,760,006	11,437,616		10,395,821

Other operating expenses (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Continuing operations
Professional fee for disposal of ELP business	$ 0	0	8,685,023	0
Fines	0	0	0	2,367,000
Impairment loss on other investment	170,156	1,081,000	0	0
Others	153,951	978,054	1,886,963	494,943
Total other operating expenses	$ 324,107	2,059,054	10,571,986	2,861,943

Other operating income (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Continuing operations
Subsidy income	$ 282,780	1,796,503	1,038,507	0
Rental income	1,344,127	8,539,236	787,060	0
Training camps and interest groups income	916,070	5,819,793	3,317,820	0
Other operating income	155,672	988,980	368,785	278,595
Gain on disposal of a subsidiary	47,537	302,004	0	0
Other operating income	$ 2,746,186	17,446,516	5,512,172	278,595

Other non-operating income (expenses) (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Continuing operations
Unrealized exchange gain (loss)	$ 335,184	2,129,423	(2,717,886)	4,475,420
Others	414,435	2,632,915	1,538,027	1,486,929
Other non-operating income (expenses)	$ 749,621	4,762,338	(1,179,859)	5,962,349

Income tax expenses (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Current tax	$ 1,859,589	11,813,969	5,981,945	164,400
Deferred tax (credit)	(217,782)	(1,383,567)	237,513	0
Income taxes expenses	$ 1,641,807	10,430,402	6,219,458	164,400

Income tax expenses (Details 1)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Allowance For Research and Development [Member] USD ($)	Jun. 30, 2012 Allowance For Research and Development [Member] CNY	Jun. 30, 2011 Allowance For Research and Development [Member] CNY	Jun. 30, 2010 Allowance For Research and Development [Member] CNY	Jun. 30, 2012 Other Non Taxable Income [Member] USD ($)	Jun. 30, 2012 Other Non Taxable Income [Member] CNY	Jun. 30, 2011 Other Non Taxable Income [Member] CNY	Jun. 30, 2010 Other Non Taxable Income [Member] CNY	Jun. 30, 2012 Other Non Deductible Expenses [Member] USD ($)	Jun. 30, 2012 Other Non Deductible Expenses [Member] CNY	Jun. 30, 2011 Other Non Deductible Expenses [Member] CNY	Jun. 30, 2010 Other Non Deductible Expenses [Member] CNY	Jun. 30, 2012 Preferential Tax Treatment [Member] USD ($)	Jun. 30, 2012 Preferential Tax Treatment [Member] CNY	Jun. 30, 2011 Preferential Tax Treatment [Member] CNY	Jun. 30, 2010 Preferential Tax Treatment [Member] CNY	Jun. 30, 2012 Two Plus Three Income Tax Holiday [Member] USD ($)	Jun. 30, 2012 Two Plus Three Income Tax Holiday [Member] CNY	Jun. 30, 2011 Two Plus Three Income Tax Holiday [Member] CNY	Jun. 30, 2010 Two Plus Three Income Tax Holiday [Member] CNY	Jun. 30, 2012 Effect Of Changes In Enacted Tax Law and Rates [Member] USD ($)	Jun. 30, 2012 Effect Of Changes In Enacted Tax Law and Rates [Member] CNY	Jun. 30, 2011 Effect Of Changes In Enacted Tax Law and Rates [Member] CNY	Jun. 30, 2010 Effect Of Changes In Enacted Tax Law and Rates [Member] CNY	Jun. 30, 2012 Effect Of Loss [Member] USD ($)	Jun. 30, 2012 Effect Of Loss [Member] CNY	Jun. 30, 2011 Effect Of Loss [Member] CNY	Jun. 30, 2010 Effect Of Loss [Member] CNY	Jun. 30, 2012 Impairment Of Goodwill [Member] USD ($)	Jun. 30, 2012 Impairment Of Goodwill [Member] CNY	Jun. 30, 2011 Impairment Of Goodwill [Member] CNY	Jun. 30, 2010 Impairment Of Goodwill [Member] CNY	Jun. 30, 2012 Under Provision In Prior Years [Member] USD ($)	Jun. 30, 2012 Under Provision In Prior Years [Member] CNY	Jun. 30, 2011 Under Provision In Prior Years [Member] CNY	Jun. 30, 2010 Under Provision In Prior Years [Member] CNY
Income (loss) before income taxes	$ (5,863,087)	(37,248,196)	(19,258,073)	(10,698,770)
Tax at the domestic income tax rate of 25%	(1,465,772)	(9,312,049)	(4,814,518)	(2,674,693)
Income taxes expenses	1,641,807	10,430,402	6,219,458	164,400	(220)	(1,399)	(156)	(206,432)	(177,636)	(1,128,524)	(6,115)	0	294,872	1,873,323	2,042,464	5,111	0	0	0	(2,864,990)	(203,160)	(1,290,674)	(1,756,754)	0	0	0	(73,969)	0	333,250	2,117,135	5,051,879	1,966,423	2,258,534	14,348,467	0	0	216,372	1,374,610	0	0
Change in valuation allowance	453,835	2,883,211	5,119,999	3,965,647
Other Income Tax Expense (Benefit), Continuing Operations	$ (68,267)	(433,698)	656,628	(26,666)

Income tax expenses (Details 2)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
The aggregate effect	$ 203,160	1,290,674	1,756,754	2,864,990
Per share effect - basic	$ 0.006	0.04	0.05	0.07
Per share effect - diluted	$ 0.006	0.04	0.05	0.07

Income tax expenses (Details 3)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Tax loss carried forwards	$ 3,307,956	21,015,447	24,721,823
Future deductible expenditure	1,297,545	8,243,306	8,243,306
Fair value change of property, plant and equipment	47,038	298,831	0
Allowance for doubtful debts	390,616	2,481,580	3,694,485
Total deferred tax assets	5,043,155	32,039,164	36,659,614
Less: valuation allowance	(4,996,117)	(31,740,333)	(36,659,614)
Total net deferred tax assets (non-current)	47,038	298,831	0
Deferred Tax Liabilities, Gross [Abstract]
Property, plant and equipment and intangible assets (non-current)	$ 1,194,069	7,585,920	4,589,541

Income tax expenses (Details 4)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
At the beginning of year - Valuation Allowance	$ 5,770,441	36,659,614	57,861,224	38,549,999
Current year addition	453,835	2,883,211	12,495,012	19,311,225
Tax loss expired	(1,228,159)	(7,802,492)	0	0
Disposal of ELP business	0	0	(33,696,622)	0
At the end of year - Valuation Allowance	$ 4,996,117	31,740,333	36,659,614	57,861,224

Income tax expenses (Details Textual)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2011 PRC Income Tax Laws [Member]	Jun. 30, 2010 PRC Income Tax Laws [Member]	Jun. 30, 2009 PRC Income Tax Laws [Member]	Jun. 30, 2008 PRC Income Tax Laws [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate					33.00%
Ffective Income Tax Rate Reconciliation Preferential Tax Rate					15.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate					50.00%
Enterprise Income Tax Rate To Foreign and Domestic Enterprises			25.00%		24.00%	22.00%	10.00%	25.00%
Effective Income Tax Rate Reconciliation Income Tax Relief							50.00%
Income Tax Rate			25.00%				10.00%
Undistributed Earnings of Foreign Subsidiaries	$ 40,500,265	257,298,185
Effective Income Tax Rate Reconciliation, Tax Settlements, Domestic			25.00%
Operating Loss Carryforwards, Valuation Allowance	$ 3,307,956	21,015,447	24,721,823	55,339,193
Operating Loss Carryforwards, Expiration Dates	June 30, 2016	June 30, 2016	June 30, 2015	June 30, 2014

Net income (loss) per share (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Weighted average ordinary shares outstanding used in computing basic income per share	36,519,353	36,519,353	36,856,451	38,327,047
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	68,724	68,724	235,021	874,342
Shares used in calculating diluted income per share	36,588,077	36,588,077	37,091,472	39,201,389
From continuing and discontinued operations
Basic	$ (0.23)	(1.47)	(11.16)	0.15
Diluted	$ (0.23)	(1.47)	(11.16)	0.15
From continuing operations
Basic	$ (0.23)	(1.47)	(0.78)	(0.28)
Diluted	$ (0.23)	(1.47)	(0.78)	(0.28)
From discontinued operation
Basic	$ 0	0	(10.38)	0.43
Diluted	$ 0	0	(10.38)	0.42

Net income (loss) per share (Details1)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share options	936,216	1,502,621	889,597

Related party balances and transactions (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 First Win Technologies Ltd [Member] USD ($)	Jun. 30, 2012 First Win Technologies Ltd [Member] CNY	Jun. 30, 2011 First Win Technologies Ltd [Member] CNY
Related party receivables	$ 0	0	47,532,200	$ 0	0	47,532,200

Related party balances and transactions (Details Textual) (CNY)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012 Shareholders Of Leisen Education [Member]	Jun. 30, 2012 Shareholders Of Wentai Investment [Member]
Discontinued Operation Consideration For Disposal Of ELP Business	87,532,000
Loans Payable		2,800,000	30,000,000

Commitments and contingencies (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2012 Management Fee [Member] CNY	Jun. 30, 2012 Operating Leases For Office Facilities [Member] CNY
2013	$ 2,098,914	13,334,403	5,005,671	8,328,732
2014	1,997,646	12,691,044	5,182,187	7,508,857
2015	1,381,129	8,774,310	3,213,363	5,560,947
2016	1,307,044	8,303,649	2,899,432	5,404,217
2017	1,612,969	10,247,195	5,212,136	5,035,059
Thereafter	18,925,520	120,233,829	85,599,618	34,634,211
Operating Leases, Future Minimum Payments Due	$ 27,323,222	173,584,430	107,112,407	66,472,023

Commitments and contingencies (Details Textual)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Prc Government Authorities [Member] USD ($)	Jun. 30, 2012 Prc Government Authorities [Member] CNY	Jul. 31, 2011 Prc Government Authorities [Member] CNY
Operating Leases, Rent Expense	$ 1,323,142	8,405,919	7,949,877	7,152,204
Accrual for social welfare	426,883	2,711,985	2,399,976
Potential Penalty					$ 185,938	1,181,265	3,318,000

Statutory reserves (Details Textual)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Profit After Income Tax Appropriation Percentage	10.00%	10.00%
Statutory Accounting Practices Statutory Capital and Surplus Balance Percentage	50.00%	50.00%
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 192,991	1,226,074	1,028,031
Restricted Capital and Reserves	$ 91,880,677	583,717,842	494,127,942

Segment information (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Little New Star Education Group [Member] CNY	Jun. 30, 2011 Little New Star Education Group [Member] CNY	Jun. 30, 2010 Little New Star Education Group [Member] CNY	Jun. 30, 2012 Wentai [Member] CNY	Jun. 30, 2011 Wentai [Member] CNY	Jun. 30, 2010 Wentai [Member] CNY	Jun. 30, 2012 Yuanbo [Member] CNY	Jun. 30, 2011 Yuanbo [Member] CNY	Jun. 30, 2010 Yuanbo [Member] CNY	Jun. 30, 2012 Corporate [Member] CNY	Jun. 30, 2011 Corporate [Member] CNY	Jun. 30, 2010 Corporate [Member] CNY
Net revenue - external	$ 25,660,683	163,022,321	93,474,859	39,897,671	48,027,719	41,590,668	39,897,671	80,684,016	51,884,191	0	34,310,586	0	0	0	0	0
Cost of revenue	(13,596,315)	(86,377,388)	(43,325,518)	(18,493,517)	(19,139,829)	(16,866,904)	(18,493,517)	(45,158,120)	(26,458,614)	0	(22,079,439)	0	0	0	0	0
Gross profits	12,064,368	76,644,933	50,149,341	21,404,154	28,887,890	24,723,764	21,404,154	35,525,896	25,425,577	0	12,231,147	0	0	0	0	0
Other operating expenses		(137,931,366)	(76,720,420)	(50,023,195)	(20,578,190)	(15,049,188)	(12,549,389)	(25,673,256)	(15,073,206)	0	(7,700,376)	0	0	(83,979,544)	(46,598,026)	(37,473,806)
Non-operating expenses		24,038,237	7,313,006	17,920,271	466,067	(5,862,932)	34,289	5,478,323	2,553,039	0	2,847,473	0	0	15,246,374	10,622,899	17,885,982
Income tax expenses	(1,641,807)	(10,430,402)	(6,219,458)	(164,400)	(1,933,520)	(1,519,494)	(164,400)	(4,744,925)	(4,699,964)	0	(2,225,145)	0	0	(1,526,812)	0	0
Net income (loss) from continuing operations	(7,504,894)	(47,678,598)	(25,477,531)	(10,863,170)	6,842,247	2,292,150	8,724,654	10,586,038	8,205,446	0	5,153,099	0	0	(70,259,982)	(35,975,127)	(19,587,824)
Acquisition of property, plant and equipment		(27,139,743)	(23,091,758)	(13,681,709)	(3,308,698)	(4,813,177)	(2,106,918)	(13,235,170)	(7,814,626)	0	(7,440,136)	0	0	(3,155,739)	(10,463,955)	(11,574,791)
Acquisition of intangible assets		0	(1,545,725)	(4,125,773)	0	0	(2,700,000)	0	0	0	0	0	0	0	(1,545,725)	(1,425,773)
Acquisition of available-for-sale investment		0	0	(20,480,700)	0	0	0	0	0	0	0	0	0	0	0	(20,480,700)
Amortization of intangible assets	740,414	4,703,847	5,059,546	3,883,436	1,480,000	1,500,292	1,369,709	2,160,835	1,980,764	0	1,063,012	0	0	0	1,578,490	2,513,727
Depreciation of property, plant and equipment		23,222,390	14,276,414	7,946,558	2,360,147	1,599,769	1,218,480	8,733,918	4,415,819	0	3,462,667	0	0	8,665,658	8,260,826	6,728,078
Allowance for doubtful debts	91,886	583,753	162,710,320	21,262,662	53,000	0	0	0	0	0	0	0	0	530,753	0	0
Loss on disposal of property, plant and equipment	(9,507)	(60,395)	(1,327,093)	(696,290)	55,956	0	0	0	0	0	0	0	0	4,439	0	0
Impairment loss on intangible assets	472,218	3,000,000	942,678	264,227	3,000,000	0	0	0	0	0	0	0	0	0	942,678	0
Segment assets	138,043,085	876,987,718	887,511,971	811,853,443	74,168,991	88,820,441	80,584,593	180,687,091	178,855,208	0	121,087,317	0	0	501,044,319	619,836,322	731,268,850
Segment liabilities	$ 14,526,228	92,285,124	73,369,420	59,217,953	22,997,214	22,871,555	19,872,084	41,214,161	31,421,494	0	10,831,078	0	0	17,242,672	19,076,371	39,345,869

Segment information (Details 1)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Primary and Secondary Schools [Member] USD ($)	Jun. 30, 2012 Primary and Secondary Schools [Member] CNY	Jun. 30, 2011 Primary and Secondary Schools [Member] CNY	Jun. 30, 2010 Primary and Secondary Schools [Member] CNY	Jun. 30, 2012 Kinder Gartens [Member] USD ($)	Jun. 30, 2012 Kinder Gartens [Member] CNY	Jun. 30, 2011 Kinder Gartens [Member] CNY	Jun. 30, 2010 Kinder Gartens [Member] CNY	Jun. 30, 2012 Supplemental English Training [Member] USD ($)	Jun. 30, 2012 Supplemental English Training [Member] CNY	Jun. 30, 2011 Supplemental English Training [Member] CNY	Jun. 30, 2010 Supplemental English Training [Member] CNY	Jun. 30, 2012 Software [Member] USD ($)	Jun. 30, 2012 Software [Member] CNY	Jun. 30, 2011 Software [Member] CNY	Jun. 30, 2010 Software [Member] CNY	Jun. 30, 2012 Electronic Learning Devices [Member] USD ($)	Jun. 30, 2012 Electronic Learning Devices [Member] CNY	Jun. 30, 2011 Electronic Learning Devices [Member] CNY	Jun. 30, 2010 Electronic Learning Devices [Member] CNY
Discontinued operations
Net revenue	$ 0	0	211,532,854	640,390,206													$ 0	0	6,820,572	0	$ 0	0	204,712,282	640,390,206
Continuing operations
Net revenue - Continuing operation	25,660,683	163,022,321	93,474,859	39,897,671	7,077,066	44,960,601	34,382,216	0	12,929,272	82,139,664	25,957,961	3,829,156	5,654,345	35,922,056	33,134,682	36,068,515
Revenues - Total	$ 25,660,683	163,022,321	305,007,713	680,287,877

Segment information (Details Textual)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Major Customers [Member]
Sales Revenue Percentage	10.00%	10.00%	10.00%
Geographical Disclosures [Member]
Sales Revenue Percentage	10.00%	10.00%	10.00%

Subsequent event (Details Textual) (Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member], Subsequent Event [Member]) In Millions, unless otherwise specified	Nov. 30, 2012 USD ($)	Nov. 30, 2012 CNY	Aug. 31, 2012
Percentage Of Ownership Interest To Be Acquired As Per Definitive Agreement			100.00%
Business Acquisition, Contingent Consideration, Potential Cash Payment	$ 7.6	48.1

SCHEDULE 1 BALANCE SHEET (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2009 CNY	Jun. 30, 2008 CNY	Jun. 30, 2012 Parent [Member] USD ($)	Jun. 30, 2012 Parent [Member] CNY	Jul. 31, 2011 Parent [Member] CNY	Jun. 30, 2011 Parent [Member] USD ($)	Jun. 30, 2011 Parent [Member] CNY	Jun. 30, 2010 Parent [Member] USD ($)	Jun. 30, 2010 Parent [Member] CNY	Jun. 30, 2009 Parent [Member] CNY	Jun. 30, 2008 Parent [Member] CNY
Assets
Cash and cash equivalents	$ 78,982,001	501,772,653	$ 63,887,093	405,874,701	506,727,524	493,911,466		$ 7,554,877	47,996,131	67,509,322	$ 10,626,369	67,509,322		73,290,584	70,594,995	21,437,399
Amounts due from subsidiaries								29,636,936	188,283,453			137,550,433
Amounts due from a related party								0	0			47,532,200
Prepaid expenses and other current assets	3,116,381	19,798,366		12,583,468				68,079	432,509			954,470
Total current assets	86,302,082	548,277,125		555,859,784				37,259,892	236,712,093			253,546,425
Investments in subsidiaries								74,414,782	472,757,114			516,032,897
Investments	2,795,754	17,761,427		12,943,200				1,720,357	10,929,427			12,943,200
Total assets	138,043,085	876,987,718		887,511,971	811,853,443			113,395,031	720,398,634			782,522,522
Liabilities and Shareholders' Equity
Other payables and accruals	4,395,623	27,925,392		34,236,817				374,712	2,380,545			8,856,690
Deferred revenue	4,424,050	28,105,992		20,420,720				213,316	1,355,198			1,386,631
Total current liabilities	12,550,263	79,731,823		63,452,727				588,028	3,735,743			10,243,321
Non-current Liability
Deferred revenue	608,308	3,864,580		5,327,152				266,679	1,694,212			3,120,278
Total liabilities	14,526,228	92,285,124		73,369,420	59,217,953			854,707	5,429,955			13,363,599
Shareholders' Equity
Ordinary shares, US$0.00005 par value; 1,000,000,000 shares authorized as of June 30, 2011 and 2012; 36,427,851 and 36,569,866 shares issued and outstanding as of June 30, 2011 and 2012 respectively	2,336	14,843		14,799				2,336	14,843			14,799
Additional paid-in capital	164,782,560	1,046,863,605		1,042,785,726				164,782,560	1,046,863,605			1,042,785,726
Accumulated other comprehensive loss	(19,524,510)	(124,039,206)		(119,328,924)				(19,524,510)	(124,039,206)			(119,328,924)
Accumulated losses	(32,720,062)	(207,870,563)		(154,312,678)				(32,720,062)	(207,870,563)			(154,312,678)
Total shareholders' equity	123,516,857	784,702,594	119,000,376	814,142,551	1,217,023,570	1,187,094,217	1,284,933,188	112,510,070	714,776,471			772,503,195	1,217,023,570	1,217,023,570
Total liabilities and shareholders' equity	$ 138,043,085	876,987,718		887,511,971				$ 113,395,031	720,398,634			782,522,522

SCHEDULE 1 BALANCE SHEET [Parenthetical] (Details 1)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 Parent [Member] CNY	Jun. 30, 2011 Parent [Member] CNY
Ordinary shares, par value (in dollars per share)	$ 0.00005	$ 0.00005	0.00005	0.00005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	36,569,866	36,427,851	36,427,851	36,427,851
Ordinary shares, shares outstanding	36,569,866	36,427,851	36,569,866	36,569,866

SCHEDULE 1 STATEMENT OF OPERATIONS (Details 2)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Parent [Member] USD ($)	Jun. 30, 2012 Parent [Member] CNY	Jun. 30, 2011 Parent [Member] CNY	Jun. 30, 2010 Parent [Member] CNY
General and administrative expenses	$ (13,651,080)	(86,725,310)		(65,468,504)	(42,170,339)	$ (1,462,589)	(9,291,827)	(16,074,443)	(15,757,634)
Other operating expenses		137,931,366		76,720,420	50,023,195	(73,328)	(465,856)	(9,225,574)	0
Operating loss		17,387,851		(5,512,172)	278,595	(1,535,917)	(9,757,683)	(25,300,017)	(15,757,634)
Investment income (loss)	2,940,802	18,682,916		11,022,226	2,823,770	(127,384)	(809,270)	(3,397,269)	1,135,078
Interest income	220,723	1,402,253		1,880,147	9,134,152	27,735	176,203	674	669
Non operating income						231,508	1,470,767	1,538,027	5,597,938
Loss on disposal of ELP business						0	0	(486,628,367)	0
Loss before income taxes			(2,979,511)	(19,258,073)	(10,698,770)	(1,404,058)	(8,919,983)	(513,786,952)	(9,023,949)
Provision for income taxes	1,641,807	10,430,402		6,219,458	164,400	0	0	0	0
Net loss from continuing operations	(7,504,894)	(47,678,598)		(25,477,531)	(10,863,170)	(1,404,058)	(8,919,983)	(513,786,952)	(9,023,949)
Share of net profits (loss) of subsidiaries, net of taxes						(7,026,271)	(44,637,902)	102,449,908	14,683,774
Net income (loss)	$ (7,504,894)	(47,678,598)		(407,992,772)	5,659,825	$ (8,430,329)	(53,557,885)	(411,337,044)	5,659,825

SCHEDULE 1 STATEMENT OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (Details 3)	12 Months Ended					12 Months Ended																				12 Months Ended						12 Months Ended					12 Months Ended											12 Months Ended					12 Months Ended					12 Months Ended				12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2008 CNY	Jun. 30, 2012 Common Stock [Member] USD ($)	Jun. 30, 2012 Common Stock [Member] CNY	Jun. 30, 2011 Common Stock [Member] CNY	Jun. 30, 2010 Common Stock [Member] CNY	Jun. 30, 2009 Common Stock [Member] CNY	Jun. 30, 2008 Common Stock [Member] CNY	Jun. 30, 2012 Additional Paid-In Capital [Member] USD ($)	Jun. 30, 2012 Additional Paid-In Capital [Member] CNY	Jun. 30, 2011 Additional Paid-In Capital [Member] USD ($)	Jun. 30, 2011 Additional Paid-In Capital [Member] CNY	Jun. 30, 2010 Additional Paid-In Capital [Member] CNY	Jun. 30, 2009 Additional Paid-In Capital [Member] CNY	Jun. 30, 2008 Additional Paid-In Capital [Member] CNY	Jun. 30, 2012 Retained Earnings [Member] USD ($)	Jun. 30, 2012 Retained Earnings [Member] CNY	Jun. 30, 2011 Retained Earnings [Member] USD ($)	Jun. 30, 2011 Retained Earnings [Member] CNY	Jun. 30, 2010 Retained Earnings [Member] CNY	Jun. 30, 2009 Retained Earnings [Member] CNY	Jun. 30, 2008 Retained Earnings [Member] CNY	Jun. 30, 2011 Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2012 Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Jun. 30, 2012 Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2011 Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Jun. 30, 2009 Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2008 Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2012 Parents [Member] Common Stock [Member] CNY	Jun. 30, 2011 Parents [Member] Common Stock [Member] CNY	Jun. 30, 2010 Parents [Member] Common Stock [Member] CNY	Jun. 30, 2012 Parents [Member] Common Stock [Member] USD ($)	Jun. 30, 2008 Parents [Member] Common Stock [Member] CNY	Jun. 30, 2012 Parents [Member] Additional Paid-In Capital [Member] CNY	Jun. 30, 2011 Parents [Member] Additional Paid-In Capital [Member] CNY	Jun. 30, 2010 Parents [Member] Additional Paid-In Capital [Member] CNY	Jun. 30, 2012 Parents [Member] Additional Paid-In Capital [Member] USD ($)	Jun. 30, 2008 Parents [Member] Additional Paid-In Capital [Member] CNY	Jun. 30, 2012 Parents [Member] Additional Comprehensive (Loss) Income [Member] USD ($)	Jun. 30, 2012 Parents [Member] Additional Comprehensive (Loss) Income [Member] CNY	Jun. 30, 2011 Parents [Member] Additional Comprehensive (Loss) Income [Member] CNY	Jun. 30, 2010 Parents [Member] Additional Comprehensive (Loss) Income [Member] CNY	Jun. 30, 2009 Parents [Member] Additional Comprehensive (Loss) Income [Member] CNY	Jun. 30, 2008 Parents [Member] Additional Comprehensive (Loss) Income [Member] CNY	Jun. 30, 2012 Parents [Member] Retained Earnings [Member] CNY	Jun. 30, 2011 Parents [Member] Retained Earnings [Member] CNY	Jun. 30, 2010 Parents [Member] Retained Earnings [Member] CNY	Jun. 30, 2012 Parents [Member] Retained Earnings [Member] USD ($)	Jun. 30, 2008 Parents [Member] Retained Earnings [Member] CNY	Jun. 30, 2012 Parents [Member] Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2011 Parents [Member] Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2010 Parents [Member] Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2012 Parents [Member] Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Jun. 30, 2008 Parents [Member] Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2012 Parents [Member] Comprehensive Income [Member] CNY	Jun. 30, 2011 Parents [Member] Comprehensive Income [Member] CNY	Jun. 30, 2010 Parents [Member] Comprehensive Income [Member] CNY	Jun. 30, 2012 Parents [Member] Comprehensive Income [Member] USD ($)	Jun. 30, 2012 Parents [Member] CNY	Jun. 30, 2011 Parents [Member] CNY	Jun. 30, 2010 Parents [Member] CNY	Jun. 30, 2012 Parents [Member] USD ($)	Jun. 30, 2008 Parents [Member] CNY
Balance	$ 119,000,376	814,142,551	1,217,023,570	1,187,094,217	1,284,933,188	$ 2,290	14,843	14,799	15,195	14,504	15,349	$ 164,782,560	1,046,863,605	$ 161,334,529	1,042,785,726	1,049,366,056	1,029,778,033	1,169,618,982	$ (19,524,509)	(208,062,771)	$ (23,874,476)	(154,312,678)	256,593,943	250,934,118	205,248,312	(88,951,624)	$ (19,524,509)	(124,039,206)	$ (18,461,967)	(93,632,438)	(89,949,455)	14,799	15,195	14,504	$ 2,336	15,349	1,042,785,726	1,049,366,056	1,029,778,033	$ 164,782,560	1,169,618,982	$ (19,524,509)	(124,039,206)	(119,328,924)	256,593,943	(93,632,438)	(89,949,455)	(154,312,678)	256,593,943	250,934,118	$ (32,720,063)	205,248,312	(119,328,924)	(88,951,624)	(93,632,438)	$ (19,524,509)	59,746,842	(441,714,344)	10,340,639		$ (9,171,756)	769,158,923	1,217,023,570	1,187,094,217	$ 112,540,324	1,284,933,188
Balance (in shares)						36,427,851			37,613,701	35,589,120	38,063,201																					36,427,851	37,613,701	35,589,120	36,569,866	38,063,201																											125,960,015
Issue of shares (note 13)				37,385,000																														905					37,384,095											0					0									37,385,000
Issue of shares (in shares)																																		2,647,743
Issue of shares as employee compensation			2,429,169																														49					2,429,120											0					0									2,429,169
Stock Issued During Period, Shares, Share-based Compensation, Gross																																	150,000
Share repurchase		(254,511)	(18,404,849)	(38,698,609)																												(9)	(458)	(477)			(254,502)	(18,404,391)	(38,698,132)									0	0	0			0	0	0							(254,511)	(18,404,849)	(38,698,609)
Share repurchase (in shares)																																(26,195)	(1,375,478)	(1,394,300)
Exercise of share options		1,572,428	386,458	10,506,502																												53	13	263			1,572,375	386,445	10,506,239									0	0	0			0	0	0							1,572,428	386,458	10,506,502
Exercise of share options (in shares)	168,210	168,210	39,628	771,138																												168,210	39,628	771,138
Net income (loss)	(7,504,894)	(47,678,598)	(407,992,772)	5,659,825		0																										0	0	0			0	0	0									(53,557,885)	(411,337,044)	5,659,825			0	0	0			(53,557,885)	(411,337,044)	5,659,825		(53,557,885)	(411,337,044)	5,659,825
Share-based compensation	434,441	2,760,006	11,437,616	10,395,821		0																										0	0	0			2,760,006	9,008,496	10,395,821									0	0	0			0	0	0								9,008,496	10,395,821
Cumulative translation adjustment, net of tax		(3,899,857)	(36,155,598)	(4,714,440)		0																										0	0	0			0	0	0									0	0	0			(3,899,857)	(36,155,598)	(4,714,440)			(3,899,857)	(36,155,598)	(4,714,440)		(3,899,857)	(36,155,598)	(4,714,440)
Unrealized gain on available-for-saleinvestment		(810,425)	(12,523,254)	9,395,254		0																										0	0	0			0	0	0									0	0	0			(810,425)	(12,523,254)	9,395,254			(810,425)	(12,523,254)	9,395,254		(810,425)	(12,523,254)	9,395,254
Disposal of subsidiaries			18,301,552																							18,301,552							0					0											0					18,301,552					18,301,552				18,301,552
Acquisition of subsidiaries		19,821,000	42,069,779			0																											0					0											430,423					0									430,423
Balance	$ 123,516,857	784,702,594	814,142,551	1,217,023,570	1,284,933,188	$ 2,336	14,843	14,799	15,195	14,504	15,349	$ 164,782,560	1,046,863,605	$ 161,334,529	1,042,785,726	1,049,366,056	1,029,778,033	1,169,618,982	$ (19,524,509)	(208,062,771)	$ (23,874,476)	(154,312,678)	256,593,943	250,934,118	205,248,312	(119,328,924)	$ (19,524,509)	(124,039,206)	$ (18,461,967)	(93,632,438)	(89,949,455)	14,843	14,799	15,195	$ 2,336	15,349	1,046,863,605	1,042,785,726	1,049,366,056	$ 164,782,560	1,169,618,982	$ (19,524,509)	(124,039,206)	(119,328,924)	256,593,943	(93,632,438)	(89,949,455)	(207,870,563)	(154,312,678)	256,593,943	$ (32,720,063)	205,248,312	(124,039,206)	(119,328,924)	(88,951,624)	$ (19,524,509)	59,746,842	(58,268,167)	(441,714,344)	10,340,639	$ (9,171,756)	714,968,679	769,158,923	1,217,023,570	$ 112,540,324	1,284,933,188
Balance (in shares)						36,569,866			37,613,701	35,589,120	38,063,201																						36,427,851	37,613,701	36,569,866	38,063,201																												125,960,015

SCHEDULE 1 STATEMENT OF CASH FLOWS (Details 4)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Parent [Member] USD ($)	Jun. 30, 2012 Parent [Member] CNY	Jun. 30, 2011 Parent [Member] CNY	Jun. 30, 2010 Parent [Member] CNY
Cash flows from operating activities:
Net income (loss)	$ (7,504,894)	(47,678,598)	(407,992,772)	5,659,825	$ (8,430,329)	(53,557,885)	(411,337,044)	5,659,825
Adjustments to reconcile net income to net cash used in operating activities:
Share of net (loss) profits of subsidiaries					7,026,271	44,637,902	(102,449,908)	(14,683,774)
Gain on trading investments, net	0	0	653,861	868,255	0	0	(653,861)	(868,255)
Impairment loss on other investment	127,384	809,270	4,409,508	0	127,384	809,270	4,409,508	0
Share-based compensation	434,441	2,760,006	11,437,616	10,395,821	434,441	2,760,006	11,437,616	10,395,821
Gain on disposal of Electronic Learning Products ("ELP") business (note 11)	0	0	11,936,125	0	0	0	486,628,367	0
Changes in current assets and liabilities:
Trading investments	0	0	(6,147,040)	(3,354,018)	0	0	6,147,040	3,354,018
Prepaid expenses and other current assets	936,958	5,952,494	(39,486,852)	(187,521)	82,160	521,961	2,110,219	(2,640,603)
Other payables and accruals	(1,573,432)	(9,996,010)	(26,721,883)	(14,806,402)	(1,019,384)	(6,476,145)	(14,016,572)	(493,509)
Deferred revenue	996,629	6,331,587	750,752	4,449,056	(229,419)	(1,457,499)	(1,727,027)	(1,459,299)
Net cash used in operating activities	6,802,838	43,218,432	(26,410,270)	(104,125,051)	(2,008,876)	(12,762,390)	(19,451,662)	(735,776)
Cash flows from investing activities:
Deposit for investment					0	0	0	18,581,952
Amount paid for acquisition of Little New Star Education Group	0	0	0	4,485,215	0	0	0	(33,000,000)
Repayment from subsidiaries					0	0	(270,609)	76,831,395
Disposal of a subsidiary	(44,137)	(280,403)	0	0	0	0	40,000,000	0
Acquisition of held-to-maturity investments	0	0	0	20,480,700	0	0	0	(20,480,700)
Net cash provided by investing activities	8,785,988	55,817,382	(49,006,282)	156,847,656	0	0	39,729,391	41,932,647
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	0	0	49	0	0	0	49	0
Proceeds from exercise of share options	247,510	1,572,428	386,458	10,506,502	247,510	1,572,428	386,458	10,506,502
Shares repurchase	40,062	254,511	18,404,849	38,698,609	(40,062)	(254,511)	(18,404,849)	(38,698,609)
Net cash (used in) provided by financing activities	57,912	367,917	(19,518,342)	(35,192,107)	207,448	1,317,917	(18,018,342)	(28,192,107)
Net increase (decrease) in cash and cash equivalents	15,646,738	99,403,731	(94,934,894)	17,530,498	(1,801,428)	(11,444,473)	2,259,387	13,004,764
Effect of exchange rate changes on cash and cash equivalents	(551,830)	(3,505,779)	(5,917,929)	(4,714,440)	(1,270,064)	(8,068,718)	(8,040,649)	(10,309,175)
Cash and cash equivalents at the beginning of year	63,887,093	405,874,701	506,727,524	493,911,466	10,626,369	67,509,322	73,290,584	70,594,995
Cash and cash equivalents at the end of year	$ 78,982,001	501,772,653	405,874,701	506,727,524	$ 7,554,877	47,996,131	67,509,322	73,290,584